UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-070175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 - December 31, 2006

Item 1:	Reports to Shareholders

Vanguard® Tax-Managed Funds

> Annual Report

December 31, 2006

Vanguard Tax-Managed Balanced Fund

Vanguard Tax-Managed Growth and Income Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

Vanguard Tax-Managed International Fund

>	Vanguard Tax-Managed Fund returns ranged from 26.3% (Investor Shares) for the international portfolio to 9.1% for the balanced fund.

>	Gains were strong across stock sectors, particularly among financials, telecommunication services, and commodities stocks.

>	The funds have continued to avoid any taxable capital gain distributions to shareholders.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Tax-Managed Balanced Fund	8
Tax-Managed Growth and Income Fund	16
Tax-Managed Capital Appreciation Fund	26
Tax-Managed Small-Cap Fund	36
Tax-Managed International Fund	45
Your Fund’s After-Tax Returns	58
About Your Fund’s Expenses	60
Glossary	62

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2006
Total
Returns
Vanguard Tax-Managed Balanced Fund	9.1%
Tax-Managed Balanced Composite Index[1]	9.6
Average Mixed-Asset Target Moderate Fund[2]	11.1

Vanguard Tax-Managed Growth and Income Fund
Investor Shares	15.7%
Admiral™ Shares[3]	15.8
Institutional Shares[4]	15.8
S&P 500 Index	15.8
Average Large-Cap Core Fund[2]	13.5

Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	14.4%
Admiral Shares	14.4
Institutional Shares	14.5
Russell 1000 Index	15.5
Average Multi-Cap Core Fund[2]	13.3

Vanguard Tax-Managed Small-Cap Fund
Investor Shares	14.2%
Institutional Shares	14.2
S&P SmallCap 600 Index	15.1
Average Small-Cap Core Fund[2]	14.9

Vanguard Tax-Managed International Fund
Investor Shares	26.3%
Institutional Shares	26.4
MSCI EAFE Index	26.3
Average International Fund[2]	24.8

1 50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

4 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

Chairman’s Letter

Dear Shareholder,

Calendar-year 2006 provided robust gains across stock markets, particularly outside the United States. Gains were more modest for bonds, given rising interest rates during the first half of the year. The returns of the Vanguard Tax-Managed Funds ranged from 9.1% for the Tax-Managed Balanced Fund to 26.3% for the Investor Shares of the Tax-Managed International Fund.

The funds met their tax-management objectives, as they have since their inceptions. From the Performance at a Glance chart on page 7, you can see that the funds’ managers, Vanguard’s Quantitative Equity and Fixed Income Groups, continued to avoid distributing capital gains, even after four consecutive years of positive stock performance. The funds’ managers used a variety of strategies to avoid realizing capital gains, yet strayed from a pure indexing strategy as little as possible. Some of the funds also focus on minimizing dividend income, which is taxable at 15% for most investors. For the year, this strategy hurt performance relative to several of the funds’ target indexes, because the highest-yielding stocks were the top performers in the market.

Strong second half pushed stocks to new high

Beginning in mid-July, stocks climbed steadily through the remainder of the year, with the Dow Jones Industrial Average setting a record high on December 27. For the year, the broad U.S. stock market gained 15.9%. Despite a soft housing sector and ongoing troubles within the U.S. auto industry, the economy continued to grow and corporate profits remained strong.

For the year, small-capitalization stocks beat out large-cap issues, and value stocks outperformed their growth-oriented counterparts. International stocks continued to best domestic equities, particularly in emerging markets and Europe. A declining dollar further enhanced returns abroad for U.S.-based investors.

Bond returns remained modest as the Fed paused its rate hikes

The Federal Reserve Board extended its money-tightening campaign during the first half of the year, raising its target for the federal funds rate four times. The Fed then paused, leaving the target rate unchanged at 5.25% for the rest of the year, and inflation fears eased. Bond yields declined in the second half of the year, and short-term yields were higher than longer-term yields.

Fixed income returns for 2006 were modest, with the broad taxable bond market returning 4.3% and municipal bonds providing 4.8%.

All sectors notched gains; value segments were extra-strong

Returns were clustered between 14% and 16% for Vanguard Tax-Managed Small-Cap, Capital Appreciation, and Growth and Income Funds. These funds invest, respectively, in small-cap, large- and mid-cap, and large-cap stocks. In all three cases, returns were positive across all ten economic sectors encompassed by the funds.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2006
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	15.5%	11.0%	6.8%
Russell 2000 Index (Small-caps)	18.4	13.6	11.4
Dow Jones Wilshire 5000 Index (Entire market)	15.9	11.5	7.6
MSCI All Country World Index ex USA (International)	27.2	21.8	16.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	4.3%	3.7%	5.1%
Lehman Municipal Bond Index	4.8	4.3	5.5
Citigroup 3-Month Treasury Bill Index	4.8	3.0	2.3

CPI
Consumer Price Index	2.5%	3.1%	2.7%

For the two funds in this group of three that focus on larger stocks, one of the strongest categories was financials stocks, which represented roughly one-fifth of the holdings in both Capital Appreciation and Growth and Income. Banks, brokerage firms, asset managers, real estate investment trusts (REITs), and commodity stock exchanges all turned in excellent performances. Not only did many of these companies produce record earnings, but they also benefited from an active market for mergers and acquisitions (M&As). Such activity often boosts the stocks of both acquired companies and those companies the market deems likely to be acquired.

The M&A theme also played out among companies in telecommunication services, the best-performing sector in both the Capital Appreciation and Growth and Income Funds. Merger partners BellSouth and AT&T were up 80% and 53%, respectively, and competitor Verizon rose 35%. Other strong gains came in the energy, utilities, and materials sectors. Health care and information technology were the weakest sectors, with gains in the single digits.

Within small-cap stocks, the industrials sector made the greatest contribution to returns. Many industrial companies benefited from a strong export market for goods ranging from air compressors, to lighting equipment, to refrigeration equipment. Within this category, defense contractors also performed well. Financials provided the second-largest contribution to returns, with REITs, insurance companies, and banks driving gains.

Turning to international markets, the Tax-Managed International Fund’s 26.3% gain (Investor Shares) reflected prospering economies across Europe. As in the United States, economic growth was strong and M&A activity was a factor. U.S. investors also benefited from the dollar’s decline against most major currencies, which boosts returns when gains are translated into U.S. dollars. For the year, the dollar was down 10.2% versus the euro and 12.2% against the British pound. After soaring in 2005, the Japanese economy cooled in 2006, hurting returns in that market.

The Tax-Managed Balanced Fund’s 9.1% gain reflected its equal weighting between a stock index and a municipal bond index that returned 15.5% and 4.0%, respectively.

Funds start with advantages that grow each April

From the chart on page 5, you can see that each of the Tax-Managed Funds is ahead of the average return for peer funds within its category. This achievement reflects the skillful execution of a disciplined and broadly diversified tax-management strategy, as well as the funds’ low costs.

The chart shows only pre-tax returns. The funds’ performance advantage would widen on an after-tax basis because, unlike many peers, the funds have not generated capital gains distributions to shareholders. Taxes are due each April on any capital gain distribution that investors received in the prior year. Investors in Vanguard’s Tax-Managed Funds have never had to pay taxes for merely holding the fund—only when they sell shares that have appreciated. By keeping an eye on the tax consequences of each stock purchase or sale, Vanguard’s managers hope to continue this record for years to come.

Funds are structured to protect interests of long-term investors

The Vanguard Tax-Managed Funds charge a 1% fee to investors who redeem any portion of their investment within five

Total Returns
Ten Years Ended December 31, 2006[1]
	Average	Final Value of a $10,000
	Annual Return	Initial Investment
Tax-Managed Balanced Fund	7.2%	$20,130
Tax-Managed Balanced Composite Index[2]	7.3	20,194
Average Mixed-Asset Target Moderate Fund[3]	6.6	18,924

Tax-Managed Growth and Income Fund Investor Shares	8.4%	$22,461
S&P 500 Index	8.4	22,447
Average Large-Cap Core Fund[3]	6.7	19,050

Tax-Managed Capital Appreciation Fund Investor Shares	8.6%	$22,920
Russell 1000 Index	8.6	22,914
Average Multi-Cap Core Fund[3]	7.9	21,468

Tax-Managed Small-Cap Fund Investor Shares	13.7%	$27,042
S&P SmallCap 600 Index	13.5	26,791
Average Small-Cap Core Fund[3]	13.6	26,910

Tax-Managed International Fund Investor Shares	6.8%	$16,207
MSCI EAFE Index	6.7	16,167
Average International Fund[3]	6.3	15,721

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Annualized returns are since inception for the Tax-Managed Small-Cap Fund (March 25, 1999) and the Tax-Managed International Fund (August 17, 1999).

2 50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

3 Derived from data provided by Lipper Inc.

years of opening a Tax-Managed Fund account. This policy benefits our investors in two ways:

• Any redemption fees are retained by the fund in order to offset transaction costs caused by redemptions.

• The penalty helps to screen out short-term investors, who increase transactions within the fund and make it more difficult to control the timing and tax consequences of sales from the portfolio.

Vanguard’s success as a mutual fund company turns on being a responsible caretaker of our clients’ money. That entails charging low fees for industry-leading products and encouraging responsible behavior: Invest for the long-term and remain diversified. This tax-managed group of funds is itself a diversified offering, and it can be used in combination with other Vanguard funds to design a portfolio that matches your own time horizon, risk tolerance, and investment goals.

Expense Ratios[1]
Your fund compared with its peer group
Expense
Tax-Managed Fund	Ratio
Balanced	0.12%
Average Mixed-Asset Target Moderate Fund	1.15
Growth and Income
Investor Shares	0.15%
Admiral Shares	0.10
Institutional Shares	0.07
Average Large-Cap Core Fund	1.41
Capital Appreciation
Investor Shares	0.15%
Admiral Shares	0.10
Institutional Shares	0.07
Average Multi-Cap Core Fund	1.28
Small-Cap
Investor Shares	0.14%
Institutional Shares	0.09
Average Small-Cap Core Fund	1.53
International
Investor Shares	0.20%
Institutional Shares	0.14
Average International Fund	1.65

1 Fund expense ratios reflect the 12 months ended December 31, 2006. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

Thank you for investing your assets with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 18, 2007

Your Fund’s Performance at a Glance
December 31, 2005–December 31, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Managed Fund	Share Price	Share Price	Dividends	Gains
Balanced	$18.88	$20.02	$0.550	$0.000
Growth and Income
Investor Shares	$27.15	$30.87	$0.511	$0.000
Admiral Shares	55.80	63.44	1.077	0.000
Institutional Shares	27.15	30.87	0.534	0.000
Capital Appreciation
Investor Shares	$29.80	$33.62	$0.472	$0.000
Admiral Shares	60.00	67.68	0.990	0.000
Institutional Shares	29.81	33.63	0.500	0.000
Small-Cap
Investor Shares	$22.70	$25.72	$0.194	$0.000
Institutional Shares	22.74	25.77	0.207	0.000
International
Investor Shares	$11.48	$14.16	$0.336	$0.000
Institutional Shares	11.48	14.17	0.343	0.000

8

Tax-Managed Balanced Fund

Fund Profile

As of December 31, 2006

Total Fund Characteristics

Yield	2.6%
Turnover Rate	4%
Expense Ratio	0.12%
Short-Term Reserves	0%

Total Fund Volatility Measures[1]
	Fund Versus	Fund Versus
	Composite Index[2]	Broad Index[3]
R-Squared	0.99	0.85
Beta	1.00	0.47

Equity Characteristics
		Comparative	Broad
	Fund	Index[4]	Index[3]
Number of Stocks	599	987	4,964
Median Market Cap	$41.1B	$41.8B	$30.7B
Price/Earnings Ratio	17.3x	17.5x	18.0x
Price/Book Ratio	2.9x	2.9x	2.8x
Dividend Yield	1.5%	1.8%	1.7%
Return on Equity	18.9%	18.8%	17.8%
Earnings Growth Rate	20.2%	18.6%	18.5%
Foreign Holdings	0.0%	0.0%	1.1%

Sector Diversification (% of equity portfolio)
		Comparative	Broad
	Fund	Index[4]	Index[3]
Consumer Discretionary	12%	11%	12%
Consumer Staples	8	9	9
Energy	9	9	9
Financials	21	22	23
Health Care	13	12	12
Industrials	11	11	11
Information Technology	17	15	15
Materials	3	3	3
Telecommunication Services	3	4	3
Utilities	3	4	3

Equity Investment Focus

Ten Largest Stocks[5] (% of equity portfolio)

ExxonMobil Corp.	integrated oil and gas	3.4%
General Electric Co.	industrial conglomerates	2.6
Citigroup, Inc.	diversified financial services	2.0
Microsoft Corp.	systems software	1.9
Bank of America Corp.	diversified financial services	1.6
The Procter & Gamble Co.	household products	1.6
Johnson & Johnson	pharmaceuticals	1.4
Cisco Systems, Inc.	communications equipment	1.2
Pfizer Inc.	pharmaceuticals	1.2
American International Group, Inc.	multi-line insurance	1.1
Top Ten		18.0%
Top Ten as % of Total Net Assets		8.9%

Fund Asset Allocation

1 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 62–63.

2 50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

3 Dow Jones Wilshire 5000 Index.

4 Russell 1000 Index.

5 “Ten Largest Stocks” excludes any temporary cash investments and equity index products.

Tax-Managed Balanced Fund

Fixed Income Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Bonds	146	4,117	39,486
Yield to Maturity	3.8%[3]	3.7%	3.9%
Average Coupon	5.1%	5.1%	5.0%
Average Effective Maturity	6.5 years	6.9 years	13.3 years
Average Quality	AA+	AAA	AA+
Average Duration	5.2 years	5.2 years	6.1 years

Distribution by Credit Quality (% of fixed income portfolio)

AAA	76%
AA	22
A	1
BBB	1

Distribution by Maturity (% of fixed income portfolio)

Under 1 Year	7%
1–5 Years	34
5–10 Years	44
10–20 Years	15

Fixed Income Investment Focus

Largest State Concentrations[4] (% of fixed income portfolio)

Ohio	9%
Massachusetts	8
New York	8
Texas	8
New Jersey	8
California	5
South Carolina	4
Tennessee	4
Colorado	4
Michigan	4
Top Ten	62%

1 Lehman 7 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before expenses.
4 “Largest State Concentrations” figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Balanced Fund	9.09%	5.91%	7.25%	$20,130
Fee-Adjusted Returns[1]	8.02	5.91	7.25	20,130
Russell 1000 Index	15.46	6.82	8.64	22,914
Lehman 7 Year Municipal Bond Index	3.98	4.89	5.22	16,634
Tax-Managed Balanced Composite Index[2]	9.63	6.12	7.28	20,194
Average Mixed-Asset Target Moderate Fund[3]	11.06	6.19	6.59	18,924

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006

1 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

2 50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

3 Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 13 for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Balanced Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	4,927
Interest	13,757
Total Income	18,684
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative	530
Marketing and Distribution	105
Custodian Fees	7
Auditing Fees	21
Shareholders’ Reports	11
Trustees’ Fees and Expenses	1
Total Expenses	741
Expenses Paid Indirectly—Note C	(11)
Net Expenses	730
Net Investment Income	17,954
Realized Net Gain (Loss) on Investment Securities Sold	5,417
Change in Unrealized Appreciation (Depreciation) of Investment Securities	31,865
Net Increase (Decrease) in Net Assets Resulting from Operations	55,236

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,954	15,359
Realized Net Gain (Loss)	5,417	2,491
Change in Unrealized Appreciation (Depreciation)	31,865	9,712
Net Increase (Decrease) in Net Assets Resulting from Operations	55,236	27,562
Distributions
Net Investment Income	(17,991)	(15,286)
Realized Capital Gain	—	—
Total Distributions	(17,991)	(15,286)
Capital Share Transactions—Note F
Issued	54,013	70,173
Issued in Lieu of Cash Distributions	15,248	12,950
Redeemed[1]	(50,805)	(50,278)
Net Increase (Decrease) from Capital Share Transactions	18,456	32,845
Total Increase (Decrease)	55,701	45,121
Net Assets
Beginning of Period	606,459	561,338
End of Period[2]	662,160	606,459

1 Net of redemption fees of $164,000 and $210,000.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($837,000) and ($800,000).

Tax-Managed Balanced Fund

Financial Highlights

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.88	$18.49	$17.72	$15.54	$17.18
Investment Operations
Net Investment Income	.54	.496	.48[1]	.42	.44
Net Realized and Unrealized
Gain (Loss) on Investments[2]	1.15	.380	.77	2.20	(1.65)
Total from Investment Operations	1.69	.876	1.25	2.62	(1.21)
Distributions
Dividends from Net Investment Income[3]	(.55)	(.486)	(.48)	(.44)	(.43)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.55)	(.486)	(.48)	(.44)	(.43)
Net Asset Value, End of Period	$20.02	$18.88	$18.49	$17.72	$15.54

Total Return[4]	9.09%	4.80%	7.16%	17.05%	–7.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$662	$606	$561	$498	$416
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.84%	2.64%	2.70%[1]	2.58%	2.69%
Portfolio Turnover Rate	4%	10%	15%	16%	24%

1 Net investment income per share and ratio of net investment income to average net assets include $.02 and 0.13%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, and $.01.

3 For tax purposes, nontaxable dividends represent 74%, 76%, 73%, 77%, and 82% of dividends from net investment income.

4 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $65,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2006, these arrangements reduced the fund’s management and administrative expenses by $6,000 and custodian fees by $5,000.

Tax-Managed Balanced Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2006, the fund had $131,000 of ordinary income available for distribution. The fund had available realized losses of $27,773,000 to offset future net capital gains of $2,594,000 through December 31, 2009, $15,836,000 through December 31, 2010, and $9,343,000 through December 31, 2011.

At December 31, 2006, the cost of investment securities for tax purposes was $503,750,000. Net unrealized appreciation of investment securities for tax purposes was $153,920,000, consisting of unrealized gains of $155,612,000 on securities that had risen in value since their purchase and $1,692,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2006, the fund purchased $77,420,000 of investment securities and sold $26,700,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended December 31,
	2006	2005
	Shares	Shares
	(000)	(000)
Issued	2,805	3,788
Issued in Lieu of Cash Distributions	788	697
Redeemed	(2,640)	(2,721)
Net Increase (Decrease) in Shares Outstanding	953	1,764

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Tax-Managed Growth and Income Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	506	500	4,964
Median Market Cap	$58.8B	$58.8B	$30.7B
Price/Earnings Ratio	17.1x	17.1x	18.0x
Price/Book Ratio	2.9x	2.9x	2.8x
Yield		1.8%	1.7%
Investor Shares	1.6%
Admiral Shares	1.7%
Institutional Shares	1.7%
Return on Equity	19.1%	19.1%	17.8%
Earnings Growth Rate	18.8%	18.8%	18.5%
Foreign Holdings	0.0%	0.0%	1.1%
Turnover Rate	6%	—	—
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.10%
Institutional Shares	0.07%
Short-Term Reserves	0%	—	—

Volatility Measures[3]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.97
Beta	1.00	0.88

Investment Focus

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11%	11%	12%
Consumer Staples	9	9	9
Energy	10	10	9
Financials	22	22	23
Health Care	12	12	12
Industrials	11	11	11
Information Technology	15	15	15
Materials	3	3	3
Telecommunication Services	3	3	3
Utilities	4	4	3

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.5%
General Electric Co.	industrial conglomerates	3.0
Citigroup, Inc.	diversified financial services	2.1
Microsoft Corp.	systems software	2.0
Bank of America Corp.	diversified financial services	1.9
The Procter & Gamble Co.	household products	1.6
Johnson & Johnson	pharmaceuticals	1.5
Pfizer Inc.	pharmaceuticals	1.5
American International Group, Inc.	multi-line insurance	1.5
Altria Group, Inc.	tobacco	1.4
Top Ten		20.0%

1 S&P 500 Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 62–63.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Growth and Income Fund
Investor Shares	15.73%	6.18%	8.43%	$22,461
Fee-Adjusted Returns[1]	14.59	6.18	8.43	22,461
Dow Jones Wilshire 5000 Index	15.87	7.65	8.67	22,961
S&P 500 Index	15.79	6.19	8.42	22,447
Average Large-Cap Core Fund[2]	13.53	4.27	6.66	19,050

				Final Value of
		Five	Since	a $100,000
	One Year	Years	Inception[3]	Investment
Tax-Managed Growth and Income Fund
Admiral Shares	15.77%	6.23%	6.65%	$139,149
Fee-Adjusted Returns[1]	14.63	6.23	6.65	139,149
Dow Jones Wilshire 5000 Index	15.87	7.65	8.32	150,735
S&P 500 Index	15.79	6.19	6.61	138,906

1 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

2 Derived from data provided by Lipper Inc.

3 November 12, 2001.

Tax-Managed Growth and Income Fund

	Average Annual Total Returns
	Periods Ended December 31, 2006			Final Value of
	One	Five	Since	a $5,000,000
	Year	Years	Inception[1]	Investment
Tax-Managed Growth and Income Fund
Institutional Shares	15.82%	6.26%	3.37%	$6,482,520
Fee-Adjusted Returns[2]	14.68	6.26	3.37	6,482,520
Dow Jones Wilshire 5000 Index	15.87	7.65	4.46	7,036,200
S&P 500 Index	15.79	6.19	3.28	6,438,269

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006

1 March 4, 1999.

2 Reflective of the 1% fee assessed on redemptions of shares held for less than five years.

Note: See Financial Highlights tables on pages 21–23 for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Growth and Income Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	54,326
Interest[1]	80
Total Income	54,406
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative
Investor Shares	928
Admiral Shares	1,322
Institutional Shares	148
Marketing and Distribution
Investor Shares	149
Admiral Shares	250
Institutional Shares	59
Custodian Fees	52
Auditing Fees	22
Shareholders’ Reports
Investor Shares	24
Admiral Shares	5
Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	3,028
Net Investment Income	51,378
Realized Net Gain (Loss) on Investment Securities Sold	2,041
Change in Unrealized Appreciation (Depreciation) of Investment Securities	368,009
Net Increase (Decrease) in Net Assets Resulting from Operations	421,428

1 Interest income from an affiliated company of the fund was $68,000.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,378	47,158
Realized Net Gain (Loss)	2,041	(34,119)
Change in Unrealized Appreciation (Depreciation)	368,009	112,439
Net Increase (Decrease) in Net Assets Resulting from Operations	421,428	125,478
Distributions
Net Investment Income
Investor Shares	(13,535)	(18,610)
Admiral Shares	(31,978)	(24,005)
Institutional Shares	(6,367)	(5,290)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(51,880)	(47,905)
Capital Share Transactions—Note E
Investor Shares	(122,838)	(617,688)
Admiral Shares	134,096	580,021
Institutional Shares	42,048	28,881
Net Increase (Decrease) from Capital Share Transactions	53,306	(8,786)
Total Increase (Decrease)	422,854	68,787
Net Assets
Beginning of Period	2,683,971	2,615,184
End of Period[1]	3,106,825	2,683,971

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,721,000) and ($3,219,000).

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$27.15	$26.36	$24.23	$19.15	$24.93
Investment Operations
Net Investment Income	.504	.467	.47[1]	.34	.313
Net Realized and Unrealized
Gain (Loss) on Investments[2]	3.727	.801	2.13	5.08	(5.768)
Total from Investment Operations	4.231	1.268	2.60	5.42	(5.455)
Distributions
Dividends from Net Investment Income	(.511)	(.478)	(.47)	(.34)	(.325)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.511)	(.478)	(.47)	(.34)	(.325)
Net Asset Value, End of Period	$30.87	$27.15	$26.36	$24.23	$19.15

Total Return[3]	15.73%	4.87%	10.83%	28.53%	–21.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$784	$806	$1,395	$1,321	$1,077
Ratio of Total Expenses to
Average Net Assets	0.15%	0.14%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.77%	1.78%	1.89%[1]	1.63%	1.44%
Portfolio Turnover Rate	6%	10%	8%	5%	9%

1 Net investment income per share and the ratio of net investment income to average net assets include $.08 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, and $.03.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed Growth and Income Fund

Admiral Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$55.80	$54.17	$49.80	$39.35	$51.24
Investment Operations
Net Investment Income	1.069	.989	.99[1]	.733	.673
Net Realized and Unrealized
Gain (Loss) on Investments[2]	7.648	1.645	4.37	10.443	(11.870)
Total from Investment Operations	8.717	2.634	5.36	11.176	(11.197)
Distributions
Dividends from Net Investment Income	(1.077)	(1.004)	(.99)	(.726)	(.693)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.077)	(1.004)	(.99)	(.726)	(.693)
Net Asset Value, End of Period	$63.44	$55.80	$54.17	$49.80	$39.35

Total Return[3]	15.77%	4.93%	10.87%	28.64%	–21.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,935	$1,575	$954	$777	$520
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.82%	1.82%	1.96%[1]	1.69%	1.52%
Portfolio Turnover Rate	6%	10%	8%	5%	9%

1 Net investment income per share and the ratio of net investment income to average net assets include $.16 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.01, $.01, $.02, $.02, and $.05.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed Growth and Income Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$27.15	$26.36	$24.24	$19.15	$24.93
Investment Operations
Net Investment Income	.527	.485	.479[1]	.369	.331
Net Realized and Unrealized
Gain (Loss) on Investments[2]	3.727	.801	2.130	5.080	(5.768)
Total from Investment Operations	4.254	1.286	2.609	5.449	(5.437)
Distributions
Dividends from Net Investment Income	(.534)	(.496)	(.489)	(.359)	(.343)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.534)	(.496)	(.489)	(.359)	(.343)
Net Asset Value, End of Period	$30.87	$27.15	$26.36	$24.24	$19.15

Total Return[3]	15.82%	4.94%	10.87%	28.69%	–21.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$389	$303	$266	$217	$167
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.85%	1.85%	1.97%[1]	1.72%	1.54%
Portfolio Turnover Rate	6%	10%	8%	5%	9%

1 Net investment income per share and the ratio of net investment income to average net assets include $.077 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, and $.03.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $300,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Tax-Managed Growth and Income Fund

For tax purposes, at December 31, 2006, the fund had $357,000 of ordinary income available for distribution. The fund had available realized losses of $442,807,000 to offset future net capital gains of $34,004,000 through December 31, 2008, $81,507,000 through December 31, 2009, $201,652,000 through December 31, 2010, $92,868,000 through December 31, 2011, $31,345,000 through December 31, 2013, and $1,431,000 through December 31, 2014.

At December 31, 2006, the cost of investment securities for tax purposes was $1,947,701,000. Net unrealized appreciation of investment securities for tax purposes was $1,163,287,000, consisting of unrealized gains of $1,197,220,000 on securities that had risen in value since their purchase and $33,933,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2006, the fund purchased $217,468,000 of investment securities and sold $169,465,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	70,085	2,458	89,341	3,418
Issued in Lieu of Cash Distributions	11,722	407	16,179	616
Redeemed[1]	(204,645)	(7,168)	(723,208)	(27,273)
Net Increase (Decrease)—Investor Shares	(122,838)	(4,303)	(617,688)	(23,239)
Admiral Shares
Issued	206,113	3,509	653,973	11,983
Issued in Lieu of Cash Distributions	25,316	426	18,694	343
Redeemed[1]	(97,333)	(1,661)	(92,646)	(1,718)
Net Increase (Decrease)—Admiral Shares	134,096	2,274	580,021	10,608
Institutional Shares
Issued	55,863	1,933	33,835	1,274
Issued in Lieu of Cash Distributions	4,524	157	3,620	137
Redeemed[1]	(18,339)	(662)	(8,574)	(325)
Net Increase (Decrease)—Institutional Shares	42,048	1,428	28,881	1,086

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Net of redemption fees for 2006 and 2005 of $423,000 and $650,000, respectively (fund totals).

Tax-Managed Capital Appreciation Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	636	987	4,964
Median Market Cap	$35.0B	$41.8B	$30.7B
Price/Earnings Ratio	17.4x	17.5x	18.0x
Price/Book Ratio	2.9x	2.9x	2.8x
Yield		1.8%	1.7%
Investor Shares	1.3%
Admiral Shares	1.4%
Institutional Shares	1.4%
Return on Equity	19.0%	18.8%	17.8%
Earnings Growth Rate	19.7%	18.6%	18.5%
Foreign Holdings	0.0%	0.0%	1.1%
Turnover Rate	5%	—	—
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.10%
Institutional Shares	0.07%
Short-Term Reserves	0%	—	—

Volatility Measures[3]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.99	0.99
Beta	1.07	0.98

Investment Focus

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12%	11%	12%
Consumer Staples	9	9	9
Energy	9	9	9
Financials	22	22	23
Health Care	13	12	12
Industrials	11	11	11
Information Technology	15	15	15
Materials	3	3	3
Telecommunication Services	3	4	3
Utilities	3	4	3

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.3%
General Electric Co.	industrial conglomerates	2.6
Citigroup, Inc.	diversified financial services	1.9
Microsoft Corp.	systems software	1.7
Bank of America Corp.	diversified financial services	1.6
The Procter & Gamble Co.	household products	1.5
Johnson & Johnson	pharmaceuticals	1.4
Cisco Systems, Inc.	communications equipment	1.2
Pfizer Inc.	pharmaceuticals	1.2
American International Group, Inc.	multi-line insurance	1.2
Top Ten		17.6%

1 Russell 1000 Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 62–63.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Capital Appreciation Fund
Investor Shares	14.40%	6.74%	8.65%	$22,920
Fee-Adjusted Returns[1]	13.27	6.74	8.65	22,920
Dow Jones Wilshire 5000 Index	15.87	7.65	8.67	22,961
Russell 1000 Index	15.46	6.82	8.64	22,914
Average Multi-Cap Core Fund[2]	13.31	6.39	7.94	21,468

				Final Value of
	One	Five	Since	a $100,000
	Year	Years	Inception[3]	Investment
Tax-Managed Capital Appreciation Fund
Admiral Shares	14.44%	6.80%	7.48%	$144,856
Fee-Adjusted Returns[1]	13.32	6.80	7.48	144,856
Dow Jones Wilshire 5000 Index	15.87	7.65	8.32	150,735
Russell 1000 Index	15.46	6.82	7.31	143,684

1 Reflective of the 1% fee assessed on redemptions of shares held for less than five years.

2 Derived from data provided by Lipper Inc.

3 November 12, 2001.

Tax-Managed Capital Appreciation Fund

	Average Annual Total Returns
	Periods Ended December 31, 2006			Final Value of
	One	Five	Since	a $5,000,000
	Year	Years	Inception[1]	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	14.49%	6.83%	4.22%	$6,914,785
Fee-Adjusted Returns[2]	13.36	6.83	4.22	6,914,785
Dow Jones Wilshire 5000 Index	15.87	7.65	4.39	7,003,195
Russell 1000 Index	15.46	6.82	3.77	6,685,126

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006

1 February 24, 1999.

2 Reflective of the 1% fee assessed on redemptions of shares held for less than five years.

Note: See Financial Highlights tables on pages 31–33 for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Capital Appreciation Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	60,695
Interest[1]	118
Total Income	60,813
Expenses
The Vanguard Group—Note B
Investment Advisory Services	74
Management and Administrative
Investor Shares	1,006
Admiral Shares	2,061
Institutional Shares	100
Marketing and Distribution
Investor Shares	160
Admiral Shares	377
Institutional Shares	29
Custodian Fees	18
Auditing Fees	22
Shareholders’ Reports
Investor Shares	22
Admiral Shares	8
Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	3,880
Net Investment Income	56,933
Realized Net Gain (Loss) on Investment Securities Sold	59,140
Change in Unrealized Appreciation (Depreciation) of Investment Securities	385,292
Net Increase (Decrease) in Net Assets Resulting from Operations	501,365

1 Interest income from an affiliated company of the fund was $118,000.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,933	40,837
Realized Net Gain (Loss)	59,140	5,891
Change in Unrealized Appreciation (Depreciation)	385,292	191,693
Net Increase (Decrease) in Net Assets Resulting from Operations	501,365	238,421
Distributions
Net Investment Income
Investor Shares	(11,552)	(10,082)
Admiral Shares	(42,410)	(28,472)
Institutional Shares	(3,220)	(2,552)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(57,182)	(41,106)
Capital Share Transactions—Note E
Investor Shares	(124,968)	(812,241)
Admiral Shares	262,868	849,487
Institutional Shares	(10,718)	90,644
Net Increase (Decrease) from Capital Share Transactions	127,182	127,890
Total Increase (Decrease)	571,365	325,205
Net Assets
Beginning of Period	3,420,245	3,095,040
End of Period[1]	3,991,610	3,420,245

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,947,000) and ($3,698,000).

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.80	$28.05	$25.43	$19.49	$25.73
Investment Operations
Net Investment Income	.471	.352	.365[1]	.238	.196
Net Realized and Unrealized
Gain (Loss) on Investments[2]	3.821	1.752	2.622	5.940	(6.231)
Total from Investment Operations	4.292	2.104	2.987	6.178	(6.035)
Distributions
Dividends from Net Investment Income	(.472)	(.354)	(.367)	(.238)	(.205)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.472)	(.354)	(.367)	(.238)	(.205)
Net Asset Value, End of Period	$33.62	$29.80	$28.05	$25.43	$19.49

Total Return[3]	14.40%	7.49%	11.75%	31.72%	–23.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$832	$857	$1,596	$1,466	$1,154
Ratio of Total Expenses to
Average Net Assets	0.15%	0.14%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.51%	1.25%	1.40%[1]	1.09%	0.87%
Portfolio Turnover Rate	5%	8%	5%	11%	10%

1 Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, and $.02.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed Capital Appreciation Fund

Admiral Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$60.00	$56.46	$51.20	$39.24	$51.79
Investment Operations
Net Investment Income	.99	.729	.762[1]	.51	.42
Net Realized and Unrealized
Gain (Loss) on Investments[2]	7.68	3.543	5.263	11.96	(12.53)
Total from Investment Operations	8.67	4.272	6.025	12.47	(12.11)
Distributions
Dividends from Net Investment Income	(.99)	(.732)	(.765)	(.51)	(.44)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.99)	(.732)	(.765)	(.51)	(.44)
Net Asset Value, End of Period	$67.68	$60.00	$56.46	$51.20	$39.24

Total Return[3]	14.44%	7.56%	11.77%	31.80%	–23.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,941	$2,360	$1,397	$1,103	$741
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.56%	1.29%	1.47%[1]	1.16%	0.95%
Portfolio Turnover Rate	5%	8%	5%	11%	10%

1 Net investment income per share and the ratio of net investment income to average net assets include $.122 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.01, $.01, $.01, $.02, and $.03.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed Capital Appreciation Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.81	$28.05	$25.44	$19.49	$25.73
Investment Operations
Net Investment Income	.50	.384	.375[1]	.267	.216
Net Realized and Unrealized
Gain (Loss) on Investments[2]	3.82	1.752	2.622	5.940	(6.231)
Total from Investment Operations	4.32	2.136	2.997	6.207	(6.015)
Distributions
Dividends from Net Investment Income	(.50)	(.376)	(.387)	(.257)	(.225)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.50)	(.376)	(.387)	(.257)	(.225)
Net Asset Value, End of Period	$33.63	$29.81	$28.05	$25.44	$19.49

Total Return[3]	14.49%	7.61%	11.78%	31.87%	–23.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$218	$204	$102	$104	$106
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.59%	1.32%	1.47%[1]	1.17%	0.98%
Portfolio Turnover Rate	5%	8%	5%	11%	10%

1 Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.00, $.01, $.01, and $.02.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $387,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.39% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Tax-Managed Capital Appreciation Fund

For tax purposes, at December 31, 2006, the fund had $681,000 of ordinary income available for distribution. The fund had available realized losses of $509,348,000 to offset future net capital gains of $239,522,000 through December 31, 2009, $106,018,000 through December 31, 2010, and $163,808,000 through December 31, 2011.

At December 31, 2006, the cost of investment securities for tax purposes was $2,263,742,000. Net unrealized appreciation of investment securities for tax purposes was $1,725,818,000, consisting of unrealized gains of $1,753,592,000 on securities that had risen in value since their purchase and $27,774,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2006, the fund purchased $308,784,000 of investment securities and sold $183,759,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	85,007	2,726	132,702	4,704
Issued in Lieu of Cash Distributions	10,331	306	8,922	297
Redeemed[1]	(220,306)	(7,022)	(953,865)	(33,164)
Net Increase (Decrease)—Investor Shares	(124,968)	(3,990)	(812,241)	(28,163)
Admiral Shares
Issued	357,983	5,676	1,002,550	17,285
Issued in Lieu of Cash Distributions	34,083	502	23,431	388
Redeemed[1]	(129,198)	(2,054)	(176,494)	(3,084)
Net Increase (Decrease)—Admiral Shares	262,868	4,124	849,487	14,589
Institutional Shares
Issued	15,940	515	104,124	3,675
Issued in Lieu of Cash Distributions	1,584	47	1,227	41
Redeemed[1]	(28,242)	(910)	(14,707)	(521)
Net Increase (Decrease)—Institutional Shares	(10,718)	(348)	90,644	3,195

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Net of redemption fees for 2006 and 2005 of $468,000 and $610,000, respectively (fund totals).

Tax-Managed Small-Cap Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	598	600	4,964
Median Market Cap	$1.3B	$1.3B	$30.7B
Price/Earnings Ratio	20.5x	20.6x	18.0x
Price/Book Ratio	2.4x	2.3x	2.8x
Yield		0.9%	1.7%
Investor Shares	0.8%
Institutional Shares	0.8%
Return on Equity	13.9%	13.9%	17.8%
Earnings Growth Rate	17.5%	17.0%	18.5%
Foreign Holdings	0.0%	0.0%	1.1%
Turnover Rate	42%	—	—
Expense Ratio		—	—
Investor Shares	0.14%
Institutional Shares	0.09%
Short-Term Reserves	0%	—	—

Volatility Measures[3]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.81
Beta	1.00	1.49

Investment Focus

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	17%	16%	12%
Consumer Staples	4	4	9
Energy	8	7	9
Financials	15	17	23
Health Care	12	12	12
Industrials	17	17	11
Information Technology	17	17	15
Materials	5	5	3
Telecommunication Services	0	0	3
Utilities	5	5	3

Ten Largest Holdings[4] (% of total net assets)

The Manitowoc Co., Inc.	construction and farm machinery and heavy trucks	0.6%
Energen Corp.	gas utilities	0.6
NVR, Inc.	homebuilding	0.6
Frontier Oil Corp.	oil and gas refining and marketing	0.6
Global Payments Inc.	data processing and outsourced services	0.6
Veritas DGC Inc.	oil and gas equipment and services	0.6
Cimarex Energy Co.	oil and gas exploration and production	0.5
Southern Union Co.	gas utilities	0.5
Cerner Corp.	health care technology	0.5
Helix Energy Solutions Group, Inc.	oil and gas exploration and production	0.5
Top Ten		5.6%

1 S&P SmallCap 600 Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 62–63.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 25, 1999–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2006			Final Value
	One	Five	Since	of a $10,000
	Year	Years	Inception[1]	Investment
Tax-Managed Small-Cap Fund
Investor Shares	14.15%	12.35%	13.66%	$27,042
Fee-Adjusted Returns[2]	13.02	12.35	13.66	27,042
Dow Jones Wilshire 5000 Index	15.87	7.65	4.10	13,664
S&P SmallCap 600 Index	15.12	12.49	13.52	26,791
Average Small-Cap Core Fund[3]	14.87	11.29	13.59	26,910

1 March 25, 1999.

2 Reflective of the 1% fee assessed on redemptions of shares held for less than five years.

3 Derived from data provided by Lipper Inc.

Tax-Managed Small-Cap Fund

	Average Annual Total Returns
	Periods Ended December 31, 2006			Final Value of
	One	Five	Since	a $5,000,000
	Year	Years	Inception[1]	Investment
Tax-Managed Small-Cap Fund
Institutional Shares	14.23%	12.43%	12.85%	$12,676,388
Fee-Adjusted Returns[2]	13.09	12.43	12.85	12,676,388
Dow Jones Wilshire 5000 Index	15.87	7.65	3.56	6,544,003
S&P SmallCap 600 Index	15.12	12.49	12.69	12,537,670

Fiscal-Year Total Returns (%): March 25, 1999–December 31, 2006

1 April 21, 1999.

2 Reflective of the 1% fee assessed on redemptions of shares held for less than five years.

Note: See Financial Highlights tables on pages 41 and 42 for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Small-Cap Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	15,961
Interest[1]	98
Total Income	16,059
Expenses
The Vanguard Group—Note B
Investment Advisory Services	55
Management and Administrative
Investor Shares	1,802
Institutional Shares	59
Marketing and Distribution
Investor Shares	279
Institutional Shares	23
Custodian Fees	68
Auditing Fees	22
Shareholders’ Reports
Investor Shares	20
Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,330
Net Investment Income	13,729
Realized Net Gain (Loss) on Investment Securities Sold	64,295
Change in Unrealized Appreciation (Depreciation) of Investment Securities	146,889
Net Increase (Decrease) in Net Assets Resulting from Operations	224,913

1 Interest income from an affiliated company of the fund was $98,000.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,729	13,049
Realized Net Gain (Loss)	64,295	16,073
Change in Unrealized Appreciation (Depreciation)	146,889	80,864
Net Increase (Decrease) in Net Assets Resulting from Operations	224,913	109,986
Distributions
Net Investment Income
Investor Shares	(13,148)	(12,546)
Institutional Shares	(940)	(849)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(14,088)	(13,395)
Capital Share Transactions—Note E
Investor Shares	100,595	83,202
Institutional Shares	20,689	74,735
Net Increase (Decrease) from Capital Share Transactions	121,284	157,937
Total Increase (Decrease)	332,109	254,528
Net Assets
Beginning of Period	1,551,193	1,296,665
End of Period[1]	1,883,302	1,551,193

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,649,000) and ($1,290,000).

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.70	$21.25	$17.44	$12.67	$14.92
Investment Operations
Net Investment Income	.191	.193	.172	.109	.092
Net Realized and Unrealized
Gain (Loss) on Investments[1]	3.023	1.454	3.811	4.770	(2.247)
Total from Investment Operations	3.214	1.647	3.983	4.879	(2.155)
Distributions
Dividends from Net Investment Income	(.194)	(.197)	(.173)	(.109)	(.095)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.194)	(.197)	(.173)	(.109)	(.095)
Net Asset Value, End of Period	$25.72	$22.70	$21.25	$17.44	$12.67

Total Return[2]	14.15%	7.74%	22.84%	38.51%	–14.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,756	$1,458	$1,282	$929	$601
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.78%	0.92%	0.96%	0.77%	0.68%
Portfolio Turnover Rate[3]	42%	20%	19%	21%	21%

1 Includes increases from redemption fees of $.01, $.01, $.01, $.01, and $.01.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Tax-Managed Small-Cap Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.74	$21.28	$17.47	$12.68	$14.92
Investment Operations
Net Investment Income	.209	.213	.178	.134	.105
Net Realized and Unrealized
Gain (Loss) on Investments[1]	3.028	1.454	3.811	4.770	(2.247)
Total from Investment Operations	3.237	1.667	3.989	4.904	(2.142)
Distributions
Dividends from Net Investment Income	(.207)	(.207)	(.179)	(.114)	(.098)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.207)	(.207)	(.179)	(.114)	(.098)
Net Asset Value, End of Period	$25.77	$22.74	$21.28	$17.47	$12.68

Total Return[2]	14.23%	7.82%	22.83%	38.68%	–14.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$128	$94	$15	$12	$29
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.83%	0.97%	1.01%	0.84%	0.74%
Portfolio Turnover Rate[3]	42%	20%	19%	21%	21%

1 Includes increases from redemption fees of $.01, $.00, $.01, $.01, and $.01.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $185,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Tax-Managed Small-Cap Fund

During the year ended December 31, 2006, the fund realized $61,565,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $179,000 of ordinary income available for distribution. The fund had available realized losses of $2,167,000 to offset future net capital gains through December 31, 2011.

At December 31, 2006, the cost of investment securities for tax purposes was $1,179,433,000. Net unrealized appreciation of investment securities for tax purposes was $706,618,000, consisting of unrealized gains of $708,038,000 on securities that had risen in value since their purchase and $1,420,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2006, the fund purchased $961,708,000 of investment securities and sold $837,720,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	285,353	11,437	227,656	10,622
Issued in Lieu of Cash Distributions	10,601	409	10,411	454
Redeemed[1]	(195,359)	(7,809)	(154,865)	(7,182)
Net Increase (Decrease)—Investor Shares	100,595	4,037	83,202	3,894
Institutional Shares
Issued	59,307	2,411	74,452	3,402
Issued in Lieu of Cash Distributions	450	17	369	16
Redeemed[1]	(39,068)	(1,594)	(86)	(4)
Net Increase (Decrease)—Institutional Shares	20,689	834	74,735	3,414

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Net of redemption fees for 2006 and 2005 of $599,000 and $574,000, respectively (fund totals).

Tax-Managed International Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,139	1,164	2,115
Turnover Rate	4%	—	—
Expense Ratio		—	—
Investor Shares	0.20%
Institutional Shares	0.14%
Short-Term Reserves	0%	—	—

Volatility Measures[3]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.99	0.97
Beta	1.01	0.91

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12%	11%	11%
Consumer Staples	8	8	8
Energy	7	9	10
Financials	29	27	27
Health Care	7	8	8
Industrials	11	11	10
Information Technology	6	9	9
Materials	8	7	7
Telecommunication
Services	6	5	5
Utilities	6	5	5

Ten Largest Holdings[4] (% of total net assets)

Royal Dutch Shell PLC	integrated oil and gas	1.8%
BP PLC	integrated oil and gas	1.7
HSBC Holdings PLC	diversified banks	1.6
Toyota Motor Corp.	automobile manufacturers	1.5
Total SA	integrated oil and gas	1.2
GlaxoSmithKline PLC	pharmaceuticals	1.2
Vodafone Group PLC	wireless telecommunication services	1.1
Nestle SA (Registered)	packaged foods and meats	1.1
Novartis AG (Registered)	pharmaceuticals	1.0
Roche Holdings AG	pharmaceuticals	1.0
Top Ten		13.2%

Fund Allocation by Region

1 MSCI EAFE Index.

2 MSCI All Country World Index ex USA.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 62–63.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Tax-Managed International Fund

Market Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Europe
United Kingdom	24%	24%	19%
France	10	10	8
Germany	7	7	6
Switzerland	7	7	5
Italy	4	4	3
Netherlands	4	3	3
Spain	4	4	3
Sweden	3	3	2
Finland	1	1	1
Belgium	1	1	1
Norway	1	1	1
Ireland	1	1	1
Denmark	1	1	1
Greece	1	1	1
Austria	1	1	0
Subtotal	70%	69%	55%
Pacific
Japan	22%	22%	18%
Australia	5	6	4
Hong Kong	2	2	1
Singapore	1	1	1
Subtotal	30%	31%	24%
Emerging Markets
Combined	0%	—	15%
North America
Canada	0%	—	6%

1 MSCI EAFE Index.

2 MSCI All Country World Index ex USA.

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 17, 1999–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2006			Final Value
	One	Five	Since	of a $10,000
	Year	Years	Inception[1]	Investment
Tax-Managed International Fund
Investor Shares	26.27%	15.08%	6.77%	$16,207
Fee-Adjusted Returns[2]	25.04	15.08	6.77	16,207
MSCI All Country World Index ex USA	27.16	16.87	8.26	17,947
MSCI EAFE Index	26.34	14.98	6.73	16,167
Average International Fund[3]	24.84	13.66	6.33	15,721

1 August 17, 1999.

2 Reflective of the 1% fee assessed on redemptions of shares held for less than five years.

3 Derived from data provided by Lipper Inc.

Tax-Managed International Fund

	Average Annual Total Returns
	Periods Ended December 31, 2006			Final Value of
	One	Five	Since	a $5,000,000
	Year	Years	Inception[1]	Investment
Tax-Managed International Fund
Institutional Shares	26.42%	15.18%	8.00%	$7,928,712
Fee-Adjusted Returns[2]	25.18	15.18	8.00	7,928,712
MSCI All Country World Index ex USA	27.16	16.87	9.58	8,648,329
MSCI EAFE Index	26.34	14.98	7.94	7,901,381

Fiscal-Year Total Returns (%): August 17, 1999–December 31, 2006

1 January 4, 2001.

2 Reflective of the 1% fee assessed on redemptions of shares held for less than five years.

Note: See Financial Highlights tables on pages 51 and 52 for dividend and capital gains information.

Tax-Managed International Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed International Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends[1]	46,129
Interest[2]	58
Total Income	46,187
Expenses
The Vanguard Group—Note B
Investment Advisory Services	53
Management and Administrative—Investor Shares	1,982
Management and Administrative—Institutional Shares	196
Marketing and Distribution—Investor Shares	227
Marketing and Distribution—Institutional Shares	33
Custodian Fees	460
Auditing Fees	29
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	2,991
Net Investment Income	43,196
Realized Net Gain (Loss)
Investment Securities Sold	6,301
Foreign Currencies	398
Realized Net Gain (Loss)	6,699
Change in Unrealized Appreciation (Depreciation)
Investment Securities	322,565
Foreign Currencies	95
Change in Unrealized Appreciation (Depreciation)	322,660
Net Increase (Decrease) in Net Assets Resulting from Operations	372,555

1 Dividends are net of foreign withholding taxes of $3,372,000.

2 Interest income from an affiliated company of the fund was $58,000.

Tax-Managed International Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,196	27,932
Realized Net Gain (Loss)	6,699	1,949
Change in Unrealized Appreciation (Depreciation)	322,660	124,148
Net Increase (Decrease) in Net Assets Resulting from Operations	372,555	154,029
Distributions
Net Investment Income
Investor Shares	(37,760)	(24,521)
Institutional Shares	(6,145)	(4,367)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(43,905)	(28,888)
Capital Share Transactions—Note E
Investor Shares	223,171	187,101
Institutional Shares	18,341	31,932
Net Increase (Decrease) from Capital Share Transactions	241,512	219,033
Total Increase (Decrease)	570,162	344,174
Net Assets
Beginning of Period	1,312,459	968,285
End of Period[1]	1,882,621	1,312,459

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($559,000) and ($343,000).

Tax-Managed International Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.48	$10.33	$8.76	$6.43	$7.79
Investment Operations
Net Investment Income	.331	.246	.201	.158	.14
Net Realized and Unrealized
Gain (Loss) on Investments[1]	2.685	1.161	1.571	2.325	(1.36)
Total from Investment Operations	3.016	1.407	1.772	2.483	(1.22)
Distributions
Dividends from Net Investment Income	(.336)	(.257)	(.202)	(.153)	(.14)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.336)	(.257)	(.202)	(.153)	(.14)
Net Asset Value, End of Period	$14.16	$11.48	$10.33	$8.76	$6.43

Total Return[2]	26.27%	13.60%	20.25%	38.67%	–15.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,624	$1,119	$825	$514	$334
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.23%	0.28%	0.31%
Ratio of Net Investment Income to
Average Net Assets	2.70%	2.50%	2.34%	2.33%	2.04%
Portfolio Turnover Rate	4%	5%	5%	9%	7%

1 Includes increases from redemption fees of $.00, $.00, $.00, $.01, and $.01.

2 Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed International Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.48	$10.33	$8.77	$6.43	$7.79
Investment Operations
Net Investment Income	.348	.253	.198	.17	.148
Net Realized and Unrealized
Gain (Loss) on Investments[1]	2.685	1.161	1.571	2.33	(1.361)
Total from Investment Operations	3.033	1.414	1.769	2.50	(1.213)
Distributions
Dividends from Net Investment Income	(.343)	(.264)	(.209)	(.16)	(.147)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.343)	(.264)	(.209)	(.16)	(.147)
Net Asset Value, End of Period	$14.17	$11.48	$10.33	$8.77	$6.43

Total Return[2]	26.42%	13.66%	20.19%	38.94%	–15.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$258	$193	$143	$102	$47
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.15%	0.17%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.76%	2.56%	2.42%	2.44%	2.16%
Portfolio Turnover Rate	4%	5%	5%	9%	7%

1 Includes increases from redemption fees of $.00, $.00, $.00, $.00, and $.01.

2 Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds) between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Tax-Managed International Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $179,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized net foreign currency gains of $398,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. The fund realized gains on the sale of passive foreign investment companies of $95,000, which have been included in 2006 taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2006, the fund had $584,000 of ordinary income available for distribution. The fund had available realized losses of $71,783,000 to offset future net capital gains of $2,247,000 through December 31, 2009, $37,123,000 through December 31, 2010, $27,239,000 through December 31, 2011, and $5,174,000 through December 31, 2012.

At December 31, 2006, the cost of investment securities for tax purposes was $1,250,685,000. Net unrealized appreciation of investment securities for tax purposes was $629,245,000, consisting of unrealized gains of $642,751,000 on securities that had risen in value since their purchase and $13,506,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2006, the fund purchased $307,432,000 of investment securities and sold $68,284,000 of investment securities, other than temporary cash investments.

Tax-Managed International Fund

E. Capital share transactions for each class of shares were:

Tax-Managed International Fund

			Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	251,022	19,618	226,831	21,539
Issued in Lieu of Cash Distributions	30,239	2,133	20,386	1,760
Redeemed[1]	(58,090)	(4,528)	(60,116)	(5,656)
Net Increase (Decrease)—Investor Shares	223,171	17,223	187,101	17,643
Institutional Shares
Issued	15,987	1,240	30,383	2,829
Issued in Lieu of Cash Distributions	4,453	314	3,057	264
Redeemed[1]	(2,099)	(156)	(1,508)	(147)
Net Increase (Decrease)—Institutional Shares	18,341	1,398	31,932	2,946

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Net of redemption fees for 2006 and 2005 of $290,000 and $264,000, respectively (fund totals).

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Small-Cap Fund, and Vanguard Tax-Managed International Fund:

In our opinion, the statements of net assets appearing in the insert to this annual report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Small-Cap Fund, and Vanguard Tax-Managed International Fund (constituting Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 9, 2007

Special 2006 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 73.63% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Tax-Managed Fund	($000)
Balanced	4,744
Growth and Income	51,880
Capital Appreciation	57,182
Small-Cap	14,088
International	43,905

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Tax-Managed Fund	Percentage
Balanced	100%[1]
Growth and Income	100
Capital Appreciation	100
Small-Cap	96

The Tax-Managed International Fund passed through to shareholders foreign source income of $49,459,000 and foreign taxes paid of $3,326,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2006. Shareholders received more detailed information along with their Form 1099-DIV in January 2007.

1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

The table on page 59 presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns:[1]
Periods Ended December 31, 2006
	One	Five	Ten
	Year	Years	Years[2]
Tax-Managed Balanced Fund
Returns Before Taxes	8.02%	5.91%	7.25%
Returns After Taxes on Distributions	7.90	5.78	7.12
Returns After Taxes on Distributions and Sale of Fund Shares	6.13	5.34	6.62

Tax-Managed Growth and Income Fund
Returns Before Taxes	14.59%	6.18%	8.43%
Returns After Taxes on Distributions	14.29	5.82	8.00
Returns After Taxes on Distributions and Sale of Fund Shares	9.85	5.20	7.23

Tax-Managed Capital Appreciation Fund
Returns Before Taxes	13.27%	6.74%	8.65%
Returns After Taxes on Distributions	13.03	6.50	8.42
Returns After Taxes on Distributions and Sale of Fund Shares	8.94	5.75	7.57

Tax-Managed Small-Cap Fund
Returns Before Taxes	13.02%	12.35%	13.66%
Returns After Taxes on Distributions	12.89	12.19	13.46
Returns After Taxes on Distributions and Sale of Fund Shares	8.63	10.76	12.10

Tax-Managed International Fund
Returns Before Taxes	25.04%	15.08%	6.77%
Returns After Taxes on Distributions	24.74	14.75	6.42
Returns After Taxes on Distributions and Sale of Fund Shares	17.00	13.22	5.78

1 All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 1% fee on redemptions of shares held in the fund for less than five years.

2 Since inception for the Tax-Managed Small-Cap Fund (March 25,1999) and the Tax-Managed International Fund (August 17,1999).

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 61 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended December 31, 2006

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed Fund	6/30/2006	12/31/2006	Period[1]
Based on Actual Fund Return
Balanced	$1,000.00	$1,078.86	$0.58
Growth and Income
Investor Shares	$1,000.00	$1,126.98	$0.75
Admiral Shares	1,000.00	1,127.13	0.48
Institutional Shares	1,000.00	1,127.43	0.32
Capital Appreciation
Investor Shares	$1,000.00	$1,118.63	$0.75
Admiral Shares	1,000.00	1,119.06	0.48
Institutional Shares	1,000.00	1,119.15	0.32
Small-Cap
Investor Shares	$1,000.00	$1,063.60	$0.68
Institutional Shares	1,000.00	1,064.00	0.42
International
Investor Shares	$1,000.00	$1,144.63	$1.03
Institutional Shares	1,000.00	1,145.07	0.70
Based on Hypothetical 5% Return
Balanced	$1,000.00	$1,024.65	$0.56
Growth and Income
Investor Shares	$1,000.00	$1,024.50	$0.71
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.90	0.31
Capital Appreciation
Investor Shares	$1,000.00	$1,024.50	$0.71
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.90	0.31
Small-Cap
Investor Shares	$1,000.00	$1,024.55	$0.66
Institutional Shares	1,000.00	1,024.80	0.41
International
Investor Shares	$1,000.00	$1,024.25	$0.97
Institutional Shares	1,000.00	1,024.55	0.66

1 The calculations are based on expenses incurred during the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.11%; for the Tax-Managed Growth and Income Fund, 0.14% for Investor Shares, 0.09% for Admiral Shares, and 0.06% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.14% for Investor Shares, 0.09% for Admiral Shares, and 0.06% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.13% for Investor Shares and 0.08% for Institutional Shares; for the Tax-Managed International Fund, 0.19% for Investor Shares and 0.13% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition on the next page). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
145 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard Tax-Managed Funds, Admiral,
Connect with Vanguard, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for the
Hearing Impaired > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q872007

Vanguard Tax-Managed Funds®

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial

Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

Statement of Net Assets

As of December 31, 2006

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Managed Balanced Fund	2
Tax-Managed Growth and Income Fund	14
Tax-Managed Capital Appreciation Fund	20
Tax-Managed Small-Cap Fund	27
Tax-Managed International Fund	34

1

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
Common Stocks (48.4%)
Consumer Discretionary (5.9%)
Time Warner, Inc.	101,040	2,201
Home Depot, Inc.	46,700	1,875
The Walt Disney Co.	52,450	1,797
McDonald’s Corp.	33,009	1,463
* Comcast Corp. Class A	33,766	1,429
News Corp., Class A	62,200	1,336
Target Corp.	23,100	1,318
Lowe’s Cos., Inc.	40,800	1,271
* Viacom Inc. Class B	19,758	811
* Starbucks Corp.	22,800	808
Staples, Inc.	24,355	650
Harley-Davidson, Inc.	8,900	627
CBS Corp.	19,058	594
* Coach, Inc.	13,700	589
Marriott International, Inc. Class A	12,300	587
NIKE, Inc. Class B	5,700	564
Yum! Brands, Inc.	9,500	559
International Game Technology	11,600	536
Best Buy Co., Inc.	10,875	535
* Kohl’s Corp.	7,800	534
Harrah’s Entertainment, Inc.	6,382	528
Hilton Hotels Corp.	15,079	526
Starwood Hotels & Resorts Worldwide, Inc.	7,801	488
Federated Department Stores, Inc.	12,400	473
* Sears Holdings Corp.	2,700	453
Nordstrom, Inc.	9,000	444
* Office Depot, Inc.	11,400	435
The Gap, Inc.	21,525	420
* Liberty Media Corp.– Interactive Series A	19,207	414
* Bed Bath & Beyond, Inc.	10,500	400
* Liberty Media Corp.– Capital Series A	3,841	376
NTL Inc.	14,542	367
Mattel, Inc.	16,080	364
* MGM Mirage, Inc.	6,228	357
* EchoStar Communications Corp. Class A	9,057	344
* Lamar Advertising Co. Class A	5,000	327
* AutoZone Inc.	2,800	324
Polo Ralph Lauren Corp.	4,100	318
Tiffany & Co.	8,100	318
Abercrombie & Fitch Co.	4,500	313
Darden Restaurants Inc.	7,750	311
* CarMax, Inc.	5,703	306
E.W. Scripps Co. Class A	6,100	305
Centex Corp.	5,400	304
Black & Decker Corp.	3,700	296
Hasbro, Inc.	10,625	290
* Amazon.com, Inc.	7,300	288
Brinker International, Inc.	9,375	283

		Market
		Value•
	Shares	($000)
Cablevision Systems NY Group Class A	9,894	282
TJX Cos., Inc.	9,800	279
Pulte Homes, Inc.	8,400	278
D. R. Horton, Inc.	10,499	278
Liz Claiborne, Inc.	6,300	274
Lennar Corp. Class A	5,100	268
Clear Channel Communications, Inc.	7,520	267
* O’Reilly Automotive, Inc.	8,000	256
Dillard’s Inc.	7,100	248
PetSmart, Inc.	8,400	242
* AutoNation, Inc.	11,292	241
* Mohawk Industries, Inc.	3,100	232
* NVR, Inc.	350	226
Barnes & Noble, Inc.	5,400	214
Omnicom Group Inc.	2,000	209
Circuit City Stores, Inc.	10,600	201
Weight Watchers International, Inc.	3,800	200
Williams-Sonoma, Inc.	6,200	195
Jones Apparel Group, Inc.	5,800	194
Ryland Group, Inc.	3,500	191
* Wyndham Worldwide Corp.	5,919	190
* Toll Brothers, Inc.	5,800	187
Harte-Hanks, Inc.	6,700	186
* Apollo Group, Inc. Class A	4,700	183
OSI Restaurant Partners, Inc.	4,650	182
Saks Inc.	10,200	182
Brunswick Corp.	5,600	179
* IAC/InterActiveCorp	4,700	175
Gentex Corp.	10,200	159
ServiceMaster Co.	11,900	156
* Liberty Global, Inc. Class A	5,238	153
* Liberty Global, Inc. Series C	5,446	152
* The Cheesecake Factory Inc.	6,000	148
BorgWarner, Inc.	2,400	142
* Univision Communications Inc.	3,710	131
* Discovery Holding Co. Class A	7,682	124
* Career Education Corp.	4,500	112
Thor Industries, Inc.	2,400	106
* Expedia, Inc.	4,700	99
* Chico’s FAS, Inc.	4,200	87
* Idearc Inc.	2,720	78
Hearst-Argyle Television Inc.	2,900	74
* Comcast Corp. Special Class A	1,548	65
* DIRECTV Group, Inc.	2,171	54
The McGraw-Hill Cos., Inc.	700	48
Sally Beauty Co. Inc.	5,450	43
Limited Brands, Inc.	1,424	41
Sherwin-Williams Co.	600	38
* R.H. Donnelley Corp.	579	36
Foot Locker, Inc.	1,600	35
Lennar Corp. Class B	680	33
* Sirius Satellite Radio, Inc.	9,200	33
Harman International Industries, Inc.	300	30

2

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
Fortune Brands, Inc.	300	26
* Dollar Tree Stores, Inc.	750	23
International Speedway Corp.	410	21
John Wiley & Sons Class A	200	8
Newell Rubbermaid, Inc.	218	6
RadioShack Corp.	300	5
* Hanesbrands Inc.	62	1
		38,962
Consumer Staples (4.0%)
The Procter & Gamble Co.	77,410	4,975
Altria Group, Inc.	42,000	3,604
Wal-Mart Stores, Inc.	60,100	2,775
PepsiCo, Inc.	40,300	2,521
The Coca-Cola Co.	36,700	1,771
Walgreen Co.	27,000	1,239
Costco Wholesale Corp.	14,200	751
Sysco Corp.	18,800	691
CVS Corp.	21,256	657
Archer-Daniels-Midland Co.	19,921	637
Kimberly-Clark Corp.	9,172	623
Safeway, Inc.	17,134	592
Anheuser-Busch Cos., Inc.	9,000	443
Avon Products, Inc.	10,600	350
The Clorox Co.	5,400	346
* Dean Foods Co.	7,650	323
* Constellation Brands, Inc. Class A	11,000	319
Coca-Cola Enterprises, Inc.	15,500	317
Colgate-Palmolive Co.	4,800	313
Wm. Wrigley Jr. Co.	6,000	310
Tyson Foods, Inc.	18,031	297
The Kroger Co.	12,400	286
The Pepsi Bottling Group, Inc.	9,000	278
* Energizer Holdings, Inc.	3,900	277
Whole Foods Market, Inc.	5,600	263
* Smithfield Foods, Inc.	9,400	241
Del Monte Foods Co.	18,000	199
Reynolds American Inc.	3,002	197
PepsiAmericas, Inc.	8,300	174
Kellogg Co.	3,200	160
Church & Dwight, Inc.	3,400	145
General Mills, Inc.	2,400	138
* Hansen Natural Corp.	3,900	131
* Rite Aid Corp.	22,300	121
* Alberto-Culver Co.	5,450	117
Brown-Forman Corp. Class B	1,400	93
Wm. Wrigley Jr. Co. Class B	1,500	77
The Hershey Co.	300	15
The Estee Lauder Cos. Inc. Class A	300	12
Hormel Foods Corp.	300	11
Sara Lee Corp.	500	9
ConAgra Foods, Inc.	100	3
		26,801

		Market
		Value•
	Shares	($000)
Energy (4.6%)
ExxonMobil Corp.	140,094	10,735
Chevron Corp.	45,133	3,319
ConocoPhillips Co.	34,887	2,510
Devon Energy Corp.	13,046	875
Valero Energy Corp.	16,468	843
Baker Hughes, Inc.	10,340	772
Halliburton Co.	24,200	751
Apache Corp.	9,646	642
Occidental Petroleum Corp.	13,004	635
Anadarko Petroleum Corp.	14,492	631
XTO Energy, Inc.	12,233	576
Williams Cos., Inc.	19,800	517
EOG Resources, Inc.	7,800	487
Hess Corp.	9,000	446
Peabody Energy Corp.	10,000	404
* National Oilwell Varco Inc.	6,439	394
Kinder Morgan, Inc.	3,700	391
Smith International, Inc.	9,000	370
Noble Energy, Inc.	7,400	363
ENSCO International, Inc.	7,200	360
BJ Services Co.	12,200	358
* Cameron International Corp.	6,600	350
Murphy Oil Corp.	6,700	341
* FMC Technologies Inc.	4,803	296
Tesoro Petroleum Corp.	4,400	289
Marathon Oil Corp.	3,091	286
* Newfield Exploration Co.	6,100	280
* Pride International, Inc.	9,300	279
CONSOL Energy, Inc.	8,600	276
Range Resources Corp.	9,750	268
Pioneer Natural Resources Co.	6,500	258
Arch Coal, Inc.	7,800	234
Rowan Cos., Inc.	6,700	222
Patterson-UTI Energy, Inc.	8,502	197
Pogo Producing Co.	4,000	194
Chesapeake Energy Corp.	6,300	183
El Paso Corp.	2,400	37
Overseas Shipholding Group Inc.	100	6
* Grant Prideco, Inc.	115	5
		30,380
Financials (10.2%)
Citigroup, Inc.	116,797	6,506
Bank of America Corp.	98,435	5,255
American International Group, Inc.	51,006	3,655
JPMorgan Chase & Co.	70,516	3,406
Wachovia Corp.	42,657	2,429
Wells Fargo & Co.	68,000	2,418
Merrill Lynch & Co., Inc.	23,250	2,165
The Goldman Sachs Group, Inc.	9,600	1,914
Morgan Stanley	21,960	1,788
American Express Co.	28,200	1,711
Fannie Mae	25,400	1,509
U.S. Bancorp	41,500	1,502
Prudential Financial, Inc.	13,800	1,185

3

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
Lehman Brothers Holdings, Inc.	14,728	1,151
Washington Mutual, Inc.	22,159	1,008
Countrywide Financial Corp.	18,198	773
MetLife, Inc.	12,700	749
AFLAC Inc.	15,200	699
Charles Schwab Corp.	34,550	668
Freddie Mac	9,500	645
State Street Corp.	9,500	641
Bear Stearns Co., Inc.	3,900	635
Loews Corp.	15,000	622
SLM Corp.	12,700	619
Franklin Resources Corp.	5,600	617
The Allstate Corp.	9,400	612
Capital One Financial Corp.	7,900	607
Progressive Corp. of Ohio	24,800	601
Moody’s Corp.	8,500	587
The Hartford Financial Services Group Inc.	5,200	485
Host Hotels & Resorts Inc. REIT	19,475	478
CIT Group Inc.	8,300	463
Simon Property Group, Inc. REIT	4,400	446
Avalonbay Communities, Inc. REIT	3,300	429
Ambac Financial Group, Inc.	4,750	423
Sovereign Bancorp, Inc.	16,575	421
MBIA, Inc.	5,600	409
The Chicago Mercantile Exchange	800	408
* Realogy Corp.	13,298	403
M & T Bank Corp.	3,300	403
Ameriprise Financial, Inc.	6,980	380
Zions Bancorp	4,600	379
The St. Paul Travelers, Cos. Inc.	6,889	370
ProLogis REIT	6,064	369
* CB Richard Ellis Group, Inc.	10,750	357
Assurant, Inc.	6,400	354
Genworth Financial Inc.	10,200	349
Torchmark Corp.	5,400	344
Commerce Bancorp, Inc.	9,100	321
Mellon Financial Corp.	7,300	308
SL Green Realty Corp. REIT	2,300	305
AMB Property Corp. REIT	5,200	305
Apartment Investment & Management Co. Class A REIT	5,400	303
The PMI Group Inc.	6,400	302
Janus Capital Group Inc.	13,900	300
W.R. Berkley Corp.	8,550	295
MGIC Investment Corp.	4,700	294
* Markel Corp.	600	288
The Principal Financial Group, Inc.	4,900	288
Eaton Vance Corp.	8,700	287
Forest City Enterprise Class A	4,900	286
Leucadia National Corp.	10,100	285

		Market
		Value•
	Shares	($000)
HCC Insurance Holdings, Inc.	8,700	279
Jones Lang LaSalle Inc.	3,000	277
Plum Creek Timber Co. Inc. REIT	6,900	275
Radian Group, Inc.	5,100	275
American Financial Group, Inc.	7,650	275
Legg Mason Inc.	2,800	266
BRE Properties Inc. Class A REIT	4,000	260
Brown & Brown, Inc.	9,200	260
The St. Joe Co.	4,800	257
Raymond James Financial, Inc.	8,350	253
Investors Financial Services Corp.	5,900	252
Camden Property Trust REIT	3,400	251
City National Corp.	3,500	249
* AmeriCredit Corp.	9,800	247
Reinsurance Group of America, Inc.	4,400	245
IndyMac Bancorp, Inc.	5,400	244
* Alleghany Corp.	669	243
Jefferies Group, Inc.	8,700	233
Marshall & Ilsley Corp.	4,800	231
Commerce Bancshares, Inc.	4,725	229
Federated Investors, Inc.	6,700	226
StanCorp Financial Group, Inc.	5,000	225
Webster Financial Corp.	4,600	224
Cullen/Frost Bankers, Inc.	4,000	223
East West Bancorp, Inc.	6,300	223
Wesco Financial Corp.	480	221
SEI Investments Co.	3,700	220
BB&T Corp.	5,000	220
SunTrust Banks, Inc.	2,600	220
* CNA Financial Corp.	5,400	218
* Conseco, Inc.	10,800	216
BOK Financial Corp.	3,840	211
The Bank of New York Co., Inc.	5,300	209
First Citizens BancShares Class A	967	196
Transatlantic Holdings, Inc.	3,150	196
UnumProvident Corp.	9,100	189
Regions Financial Corp.	5,000	187
National City Corp.	4,400	161
Douglas Emmett, Inc. REIT	4,000	106
BlackRock, Inc.	500	76
The Chubb Corp.	600	32
Safeco Corp.	500	31
A.G. Edwards & Sons, Inc.	400	25
First Horizon National Corp.	300	13
CapitalSource Inc. REIT	429	12
PNC Financial Services Group	100	7
		67,702
Health Care (6.2%)
Johnson & Johnson	67,232	4,439
Pfizer Inc.	148,510	3,846
* Amgen, Inc.	29,524	2,017
UnitedHealth Group Inc.	31,874	1,713

4

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
Merck & Co., Inc.	38,600	1,683
Medtronic, Inc.	30,500	1,632
* WellPoint Inc.	17,125	1,348
Abbott Laboratories	25,200	1,227
Wyeth	20,900	1,064
* Genentech, Inc.	12,400	1,006
Schering-Plough Corp.	42,200	998
* Gilead Sciences, Inc.	13,000	844
Cardinal Health, Inc.	12,390	798
Aetna Inc.	17,276	746
Caremark Rx, Inc.	12,600	720
Eli Lilly & Co.	13,300	693
Bristol-Myers Squibb Co.	25,500	671
* Celgene Corp.	11,400	656
* Thermo Fisher Scientific, Inc.	14,003	634
* Zimmer Holdings, Inc.	7,470	585
Stryker Corp.	10,500	579
Allergan, Inc.	4,800	575
CIGNA Corp.	4,100	539
McKesson Corp.	10,500	532
* Medco Health Solutions, Inc.	9,478	507
* Forest Laboratories, Inc.	9,700	491
* Genzyme Corp.	7,400	456
* St. Jude Medical, Inc.	11,368	416
AmerisourceBergen Corp.	9,200	414
Biomet, Inc.	9,925	410
* Laboratory Corp. of America Holdings	5,500	404
Quest Diagnostics, Inc.	6,900	366
* Humana Inc.	6,500	360
* Express Scripts Inc.	5,000	358
* Coventry Health Care Inc.	7,050	353
Applera Corp.– Applied Biosystems Group	9,600	352
IMS Health, Inc.	11,776	324
* Biogen Idec Inc.	6,560	323
* Varian Medical Systems, Inc.	6,700	319
* Boston Scientific Corp.	18,300	314
* Waters Corp.	6,400	313
* Sepracor Inc.	4,900	302
Baxter International, Inc.	6,400	297
* Barr Pharmaceuticals Inc.	5,775	289
Mylan Laboratories, Inc.	14,250	284
DENTSPLY International Inc.	9,200	275
* Hospira, Inc.	8,060	271
* MedImmune Inc.	8,324	269
* Henry Schein, Inc.	5,500	269
Health Management Associates Class A	12,212	258
Dade Behring Holdings Inc.	6,400	255
Beckman Coulter, Inc.	4,100	245
* Patterson Cos.	6,600	234
* Lincare Holdings, Inc.	5,700	227
Omnicare, Inc.	5,700	220
Universal Health Services Class B	3,400	188

		Market
		Value•
	Shares	($000)
* Endo Pharmaceuticals Holdings, Inc.	6,500	179
* Health Net Inc.	2,900	141
Becton, Dickinson & Co.	1,684	118
* Millipore Corp.	1,300	87
* Abraxis Bioscience, Inc.	2,950	81
Pharmaceutical Product Development, Inc.	2,400	77
* Watson Pharmaceuticals, Inc.	2,600	68
C.R. Bard, Inc.	400	33
Cooper Cos., Inc.	300	13
Manor Care, Inc.	100	5
		40,710
Industrials (5.2%)
General Electric Co.	226,209	8,417
The Boeing Co.	20,440	1,816
United Technologies Corp.	25,900	1,619
3M Co.	14,600	1,138
Lockheed Martin Corp.	10,600	976
FedEx Corp.	8,700	945
United Parcel Service, Inc.	12,200	915
General Dynamics Corp.	11,600	862
Illinois Tool Works, Inc.	14,600	674
Norfolk Southern Corp.	13,200	664
Waste Management, Inc.	17,301	636
Caterpillar, Inc.	10,000	613
Danaher Corp.	8,150	590
Union Pacific Corp.	5,959	548
CSX Corp.	15,400	530
Precision Castparts Corp.	5,800	454
Southwest Airlines Co.	29,618	454
Honeywell International Inc.	9,800	443
Rockwell Collins, Inc.	6,900	437
ITT Industries, Inc.	7,600	432
L-3 Communications Holdings, Inc.	5,100	417
Northrop Grumman Corp.	5,918	401
* Terex Corp.	6,000	387
Emerson Electric Co.	8,400	370
Manpower Inc.	4,900	367
Expeditors International of Washington, Inc.	8,600	348
Fluor Corp.	4,200	343
C.H. Robinson Worldwide Inc.	7,969	326
* The Dun & Bradstreet Corp.	3,900	323
Republic Services, Inc. Class A	7,600	309
Robert Half International, Inc.	8,200	304
The Manitowoc Co., Inc.	5,100	303
Roper Industries Inc.	6,000	301
Equifax, Inc.	7,400	300
The Brink’s Co.	4,700	300
American Power Conversion Corp.	9,700	297
Cummins Inc.	2,500	295
Burlington Northern Santa Fe Corp.	3,838	283
W.W. Grainger, Inc.	4,000	280

5

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
DRS Technologies, Inc.	5,300	279
* Stericycle, Inc.	3,600	272
* Jacobs Engineering Group Inc.	3,300	269
Ametek, Inc.	8,250	263
SPX Corp.	4,100	251
* Alliant Techsystems, Inc.	3,200	250
Fastenal Co.	6,700	240
Graco, Inc.	5,900	234
The Toro Co.	4,900	228
IDEX Corp.	4,800	228
Oshkosh Truck Corp.	4,600	223
* Armor Holdings, Inc.	4,000	219
J.B. Hunt Transport Services, Inc.	10,400	216
American Standard Cos., Inc.	4,300	197
Cintas Corp.	4,550	181
Parker Hannifin Corp.	2,200	169
Trinity Industries, Inc.	4,800	169
Rockwell Automation, Inc.	2,400	147
* Allied Waste Industries, Inc.	9,800	120
Walter Industries, Inc.	4,000	108
* Mueller Water Products, Inc.	6,609	98
Adesa, Inc.	3,400	94
Ryder System, Inc.	1,400	71
Avis Budget Group, Inc.	2,959	64
Deere & Co.	600	57
Carlisle Co., Inc.	700	55
Raytheon Co.	1,000	53
PACCAR, Inc.	600	39
Pall Corp.	800	28
Aramark Corp. Class B	700	23
Donaldson Co., Inc.	600	21
Pentair, Inc.	500	16
		34,299
Information Technology (8.0%)
Microsoft Corp.	208,200	6,217
* Cisco Systems, Inc.	144,300	3,944
International Business Machines Corp.	35,000	3,400
Hewlett-Packard Co.	69,012	2,843
Intel Corp.	116,900	2,367
* Apple Computer, Inc.	21,100	1,790
* Google Inc.	3,700	1,704
* Oracle Corp.	94,900	1,627
QUALCOMM Inc.	41,100	1,553
Motorola, Inc.	64,506	1,326
Texas Instruments, Inc.	41,900	1,207
* Dell Inc.	37,700	946
Automatic Data Processing, Inc.	17,100	842
* Corning, Inc.	42,200	790
Applied Materials, Inc.	42,700	788
* Yahoo! Inc.	29,200	746
* eBay Inc.	23,400	704
* Adobe Systems, Inc.	17,000	699
* EMC Corp.	51,900	685
* Symantec Corp.	31,362	654
First Data Corp.	21,814	557

		Market
		Value•
	Shares	($000)
Electronic Data Systems Corp.	19,500	537
* NVIDIA Corp.	13,800	511
* Network Appliance, Inc.	12,912	507
Western Union Co.	21,814	489
* Xerox Corp.	27,700	470
* Sun Microsystems, Inc.	85,000	461
* Electronic Arts Inc.	9,043	455
Paychex, Inc.	11,450	453
* Broadcom Corp.	13,350	431
* Intuit, Inc.	13,800	421
* Fiserv, Inc.	8,025	421
* NCR Corp.	8,936	382
* Autodesk, Inc.	9,400	380
Analog Devices, Inc.	11,434	376
KLA-Tencor Corp.	7,500	373
* Lam Research Corp.	7,000	354
National Semiconductor Corp.	15,300	347
* Agilent Technologies, Inc.	9,844	343
* Lexmark International, Inc.	4,500	329
* BMC Software, Inc.	10,100	325
Amphenol Corp.	5,000	310
Maxim Integrated Products, Inc.	10,100	309
* Advanced Micro Devices, Inc.	15,000	305
* Computer Sciences Corp.	5,700	304
* Iron Mountain, Inc.	7,050	291
* Altera Corp.	14,800	291
Microchip Technology, Inc.	8,800	288
* Mettler-Toledo International Inc.	3,500	276
Intersil Corp.	11,200	268
Molex, Inc.	8,466	268
* DST Systems, Inc.	4,200	263
* Affiliated Computer Services, Inc. Class A	5,300	259
* Arrow Electronics, Inc.	8,100	256
CDW Corp.	3,600	253
* Citrix Systems, Inc.	9,200	249
Linear Technology Corp.	8,200	249
* Ingram Micro, Inc. Class A	12,100	247
* Comverse Technology, Inc.	11,667	246
Tektronix, Inc.	8,300	242
Global Payments Inc.	5,200	241
Fair Isaac, Inc.	5,800	236
* Tellabs, Inc.	22,600	232
Symbol Technologies, Inc.	15,000	224
Jabil Circuit, Inc.	9,100	223
* Cadence Design Systems, Inc.	12,400	222
* Compuware Corp.	26,600	222
Fidelity National Information Services, Inc.	5,500	220
* Avnet, Inc.	8,500	217
Total System Services, Inc.	6,900	182
* Ceridian Corp.	6,400	179
AVX Corp.	10,700	158
* Avaya Inc.	11,300	158
CA, Inc.	5,930	134
* LSI Logic Corp.	14,400	130

6

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
* Synopsys, Inc.	4,800	128
* Teradyne, Inc.	8,000	120
* Western Digital Corp.	4,800	98
Harris Corp.	2,100	96
Sabre Holdings Corp.	2,540	81
* ADC Telecommunications, Inc.	5,528	80
* Solectron Corp.	24,600	79
* BEA Systems, Inc.	6,100	77
* Convergys Corp.	3,100	74
Xilinx, Inc.	2,800	67
* Tech Data Corp.	1,400	53
* Micron Technology, Inc.	2,600	36
* Novellus Systems, Inc.	1,000	34
* Sanmina-SCI Corp.	4,908	17
* Unisys Corp.	200	2
		52,948
Materials (1.5%)
E.I. du Pont de Nemours & Co.	16,900	823
Phelps Dodge Corp.	6,100	730
Praxair, Inc.	10,500	623
Monsanto Co.	11,708	615
Newmont Mining Corp. (Holding Co.)	12,889	582
Nucor Corp.	10,600	579
Dow Chemical Co.	13,500	539
Alcoa Inc.	14,588	438
Allegheny Technologies Inc.	4,500	408
United States Steel Corp.	5,500	402
Ecolab, Inc.	7,900	357
Freeport-McMoRan Copper & Gold, Inc. Class B	6,300	351
Sigma-Aldrich Corp.	4,100	319
* Pactiv Corp.	8,700	311
Sealed Air Corp.	4,600	299
Martin Marietta Materials, Inc.	2,700	281
Scotts Miracle-Gro Co.	5,300	274
Steel Dynamics, Inc.	8,000	260
Celanese Corp. Series A	9,900	256
Lyondell Chemical Co.	10,000	256
Reliance Steel & Aluminum Co.	6,400	252
Airgas, Inc.	6,000	243
Cytec Industries, Inc.	4,100	232
* Owens-Illinois, Inc.	9,800	181
Packaging Corp. of America	7,300	161
* Smurfit-Stone Container Corp.	7,388	78
Westlake Chemical Corp.	1,700	53
Vulcan Materials Co.	300	27
Ball Corp.	500	22
Albemarle Corp.	300	22
Ashland, Inc.	300	21
Florida Rock Industries, Inc.	300	13
		10,008

		Market
		Value•
	Shares	($000)
Telecommunication Services (1.5%)
AT&T Inc.	73,544	2,629
Verizon Communications Inc.	53,300	1,985
BellSouth Corp.	41,300	1,946
Sprint Nextel Corp.	49,177	929
* Qwest Communications International Inc.	56,200	470
Embarq Corp.	7,458	392
* Crown Castle International Corp.	10,500	339
CenturyTel, Inc.	7,175	313
* U.S. Cellular Corp.	3,450	240
Alltel Corp.	3,230	195
* SBA Communications Corp.	6,600	181
Telephone & Data Systems, Inc.	3,000	163
Telephone & Data Systems, Inc.– Special Common Shares	3,000	149
Windstream Corp.	7,139	102
Citizens Communications Co.	937	13
		10,046
Utilities (1.3%)
PG&E Corp.	12,200	577
* AES Corp.	24,000	529
Edison International	11,600	528
Exelon Corp.	7,800	483
Duke Energy Corp.	12,992	431
* Mirant Corp.	13,654	431
* NRG Energy, Inc.	6,700	375
Questar Corp.	4,400	365
* Allegheny Energy, Inc.	7,911	363
CenterPoint Energy Inc.	20,000	332
Wisconsin Energy Corp.	6,800	323
* Sierra Pacific Resources	18,017	303
MDU Resources Group, Inc.	11,650	299
* Reliant Energy, Inc.	20,800	296
Equitable Resources, Inc.	7,000	292
* CMS Energy Corp.	16,901	282
* Dynegy, Inc.	38,400	278
Energen Corp.	5,900	277
NSTAR	7,900	271
Northeast Utilities	8,900	251
Southern Co.	6,600	243
TXU Corp.	4,400	239
Southern Union Co.	8,400	235
Dominion Resources, Inc.	2,590	217
Aqua America, Inc.	9,100	207
SCANA Corp.	1,400	57
FirstEnergy Corp.	700	42
NiSource, Inc.	1,077	26
		8,552
Total Common Stocks
(Cost $173,904)		320,408

7

Tax-Managed Balanced Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Municipal Bonds (50.9%)
Alaska (0.3%)
Matanuska-Susitna
Borough AK GO
5.500%, 3/1/12 (3)	1,695	1,809

Arizona (1.6%)
Arizona Transp. Board
Highway Rev.
5.250%, 7/1/12 (Prere.)	1,965	2,119
Arizona Transp. Board
Highway Rev.
5.250%, 7/1/17	2,215	2,375
Phoenix AZ Civic Improvement
Corp. Water System Rev.
5.500%, 7/1/15 (3)	5,525	6,006
		10,500
California (2.7%)
California GO
6.000%, 2/1/16	2,000	2,322
California Public Works Board
Lease Rev. (Dept. of Corrections)
5.000%, 9/1/11 (2)	1,535	1,583
California State Dept. of Water
Resources Power Supply Rev.
5.500%, 5/1/14 (2)	4,065	4,464
California State Dept. of Water
Resources Power Supply Rev.
5.500%, 5/1/15 (2)	3,000	3,294
California State Econ.
Recovery Bonds
5.000%, 7/1/15	2,100	2,283
Los Angeles CA USD GO
6.000%, 7/1/08 (3)	1,000	1,036
Oakland CA Redev. Agency
(Central Dist.)
5.000%, 9/1/21 (2)	3,000	3,213
		18,195
Colorado (1.9%)
Colorado Dept. of Transp. Rev.
5.250%, 12/15/13 (2)(Prere.)	3,750	4,109
Colorado Springs CO Util.
System Rev.
5.375%, 11/15/13	2,775	2,977
Univ. of Colorado Enterprise
System Rev.
5.000%, 6/1/23 (3)	5,025	5,366
		12,452
District of Columbia (0.8%)
District of Columbia GO
5.400%, 6/1/07 (2)(Prere.)	455	467
District of Columbia GO
5.500%, 6/1/07 (4)	1,490	1,502

	Face	Market
	Amount	Value•
	($000)	($000)
District of Columbia Univ. Rev.
(George Washington Univ.)
6.000%, 9/15/11 (1)	3,000	3,203
		5,172
Florida (1.2%)
Florida Turnpike Auth. Rev.
5.250%, 7/1/09 (3)	485	501
Florida Turnpike Auth. Rev.
5.250%, 7/1/10 (3)	825	851
Seminole County FL
Water & Sewer Rev.
5.000%, 10/1/23	2,435	2,614
Seminole County FL
Water & Sewer Rev.
5.000%, 10/1/24	2,805	3,008
Tampa FL Health System Rev.
(Catholic Healthcare East)
5.000%, 11/15/09 (1)	1,000	1,033
		8,007
Georgia (1.7%)
Atlanta GA Airport Fac. Rev.
5.750%, 1/1/13 (3)	3,370	3,574
Georgia GO
5.500%, 7/1/14	4,000	4,476
Georgia Muni. Electric
Power Auth. Rev.
6.250%, 1/1/12 (1)	3,000	3,347
		11,397
Hawaii (0.8%)
Hawaii GO
5.875%, 10/1/10 (1)(Prere.)	1,870	2,014
Hawaii GO
5.000%, 10/1/24 (1)	3,000	3,184
		5,198
Illinois (1.4%)
Chicago IL (City Colleges
Improvement) GO
0.000%, 1/1/12 (3)	2,380	1,967
Illinois GO
5.250%, 8/1/12 (1)	3,700	3,985
Illinois Sales Tax Rev.
0.000%, 12/15/16 (2)	5,000	3,347
		9,299
Indiana (0.7%)
Indiana Muni. Power
Agency Rev.
5.250%, 1/1/15 (1)	4,440	4,783

Louisiana (0.4%)
Louisiana GO
5.500%, 5/15/15 (3)	2,665	2,831

Maryland (1.4%)
Baltimore MD Consolidated
Public Improvement GO
5.000%, 10/15/17 (2)	2,240	2,420

Tax-Managed Balanced Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Baltimore MD Consolidated
Public Improvement GO
5.000%, 10/15/18 (2)	2,365	2,550
Baltimore MD Consolidated
Public Improvement GO
5.000%, 10/15/19 (2)	2,185	2,351
Maryland GO
5.500%, 8/1/08	2,250	2,317
		9,638
Massachusetts (4.3%)
Chelsea MA GO
5.500%, 6/15/11 (2)	740	766
Chelsea MA GO
5.500%, 6/15/12 (2)	735	761
Massachusetts Bay
Transp. Auth. Rev.
5.125%, 3/1/09 (Prere.)	1,695	1,765
Massachusetts Bay
Transp. Auth. Rev.
5.000%, 7/1/22	5,000	5,555
Massachusetts Bay
Transp. Auth. Rev.
5.500%, 7/1/25 (1)	2,045	2,420
Massachusetts Bay
Transp. Auth. Rev.
5.500%, 7/1/26 (1)	3,500	4,159
Massachusetts GO
5.500%, 11/1/13 (3)	2,000	2,211
Massachusetts GO VRDO
3.960%, 1/2/07	1,700	1,700
Massachusetts Health & Educ.
Fac. Auth. Rev. (Caritas
Christi Obligated Group)
6.500%, 7/1/12	1,880	2,078
Massachusetts Health & Educ.
Fac. Auth. Rev.
(Northeastern Univ.)
5.000%, 10/1/17 (1)	1,000	1,029
Massachusetts Water Pollution
Abatement Trust
6.000%, 8/1/09 (Prere.)	415	444
Massachusetts Water Pollution
Abatement Trust
6.000%, 8/1/10	1,365	1,454
Massachusetts Water
Resources Auth. Rev.
5.250%, 8/1/17 (4)	3,000	3,359
Massachusetts Water
Resources Auth. Rev. VRDO
4.000%, 1/2/07 LOC	500	500
		28,201
Michigan (1.9%)
Detroit MI City School Dist. GO
5.000%, 5/1/11 (3)	3,510	3,686

	Face	Market
	Amount	Value•
	($000)	($000)
Mason MI Public School Dist.
(School Building & Site) GO
5.250%, 5/1/17 (4)	1,850	2,018
Michigan Building Auth. Rev.
5.300%, 10/1/07 (2)(Prere.)	1,250	1,290
Michigan Building Auth. Rev.
5.125%, 10/15/08 (Prere.)	3,015	3,097
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)
5.875%, 10/1/10 (Prere.)	2,110	2,291
		12,382
Minnesota (0.6%)
Minnesota GO
5.000%, 11/1/09	3,685	3,826

Mississippi (0.8%)
Mississippi GO
5.500%, 12/1/18	2,750	3,149
Mississippi GO
5.500%, 12/1/19	2,000	2,305
		5,454
Missouri (1.8%)
Curators of the Univ. of
Missouri System Fac. Rev.
5.000%, 11/1/26	4,410	4,715
Missouri Health & Educ. Fac.
Auth. (Washington Univ.)
6.000%, 3/1/10 (Prere.)	4,000	4,307
Missouri Health & Educ. Fac.
Auth. Health Fac. Rev.
(St. Luke’s Episcopal–
Presbyterian Hosp.)
5.500%, 12/1/15 (4)	2,965	3,177
		12,199
Nebraska (0.1%)
Nebraska Public Power Dist. Rev.
5.250%, 1/1/08 (1)(Prere.)	135	139
Nebraska Public Power Dist. Rev.
5.250%, 1/1/08 (1)(Prere.)	100	103
Nebraska Public Power Dist. Rev.
5.250%, 1/1/08 (1)(Prere.)	40	41
Nebraska Public Power Dist. Rev.
5.250%, 1/1/10 (1)	25	26
Nebraska Public Power Dist. Rev.
5.250%, 1/1/11 (1)	50	51
		360
New Jersey (3.8%)
New Jersey GO
5.000%, 7/15/09	3,000	3,100
New Jersey Transp. Corp. COP
5.500%, 9/15/11 (2)	3,000	3,225
New Jersey Transp.
Trust Fund Auth. Rev.
6.000%, 6/15/07 (Prere.)	250	258

9

Tax-Managed Balanced Fund

	Face	Market
	Amount	Value•
	($000)	($000)
New Jersey Transp.
Trust Fund Auth. Rev.
5.000%, 6/15/08 (Prere.)	1,555	1,587
New Jersey Transp.
Trust Fund Auth. Rev.
6.000%, 12/15/11 (1)(Prere.)	625	691
New Jersey Transp.
Trust Fund Auth. Rev.
6.000%, 12/15/11 (1)(Prere.)	330	365
New Jersey Transp.
Trust Fund Auth. Rev.
6.000%, 12/15/11 (1)(Prere.)	1,440	1,592
New Jersey Transp.
Trust Fund Auth. Rev.
5.500%, 12/15/20 (3)	4,000	4,642
New Jersey Turnpike Auth. Rev.
5.500%, 1/1/25 (2)	5,000	5,913
New Jersey Turnpike Auth. Rev.
VRDO 3.880%, 1/8/07 (4)	4,000	4,000
		25,373
New York (4.0%)
Erie County NY GO
6.125%, 1/15/11 (3)	610	666
Hempstead NY GO
5.625%, 2/1/11 (3)	685	693
Huntington NY GO
6.700%, 2/1/10 (3)	375	408
Long Island NY Power Auth.
Electric System Rev.
5.500%, 12/1/09 (2)	2,000	2,103
Long Island NY Power Auth.
Electric System Rev.
5.500%, 12/1/11 (2)	3,000	3,242
Long Island NY Power Auth.
Electric System Rev.
5.500%, 12/1/12 (4)(ETM)	2,000	2,195
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)
6.125%, 4/1/10 (3)(Prere.)	2,110	2,271
New York City NY Transitional
Finance Auth. Rev.
5.875%, 5/1/10 (Prere.)	3,305	3,567
New York City NY Transitional
Finance Auth. Rev.
5.375%, 2/1/13	2,000	2,168
New York City NY Transitional
Finance Auth. Rev. VRDO
3.900%, 1/2/07	2,000	2,000
New York State Dormitory
Auth. Rev. (State Univ.)
5.375%, 5/15/07 (2)	400	403
New York State Dormitory Auth.
Rev. (Vassar Brothers Hosp.)
5.100%, 7/1/10 (4)	1,500	1,549

	Face	Market
	Amount	Value•
	($000)	($000)
New York State Thruway Auth.
Rev. (Service Contract)
5.500%, 4/1/14	4,000	4,322
Suffolk County NY GO
5.000%, 4/1/07 (3)	1,120	1,124
		26,711
North Carolina (1.3%)
North Carolina Eastern Muni.
Power Agency Rev.
5.125%, 1/1/14	2,400	2,535
North Carolina GO
5.000%, 6/1/09	3,500	3,616
North Carolina GO
5.000%, 3/1/20	2,000	2,143
		8,294
Ohio (4.3%)
Butler County OH Transp.
Improvement Dist. Rev.
6.000%, 4/1/08 (4)(Prere.)	2,250	2,360
Cleveland OH Public
Power System Rev.
5.000%, 11/15/20 (3)	5,000	5,388
Franklin County OH Hosp. Rev.
(OhioHealth Corp.) VRDO
3.880%, 1/8/07 (2)	1,560	1,560
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)
5.625%, 9/1/13 (1)	1,775	1,830
Ohio Common Schools GO VRDO
3.950%, 1/8/07	400	400
Ohio GO
5.500%, 2/1/19	2,000	2,308
Ohio Higher Educ. Fac.
Comm. Rev. (Case Western
Reserve Univ.) VRDO
3.900%, 1/8/07	2,000	2,000
Ohio Higher Educ. GO
5.000%, 2/1/25	1,160	1,234
Ohio State Conservation
Projects GO
5.000%, 3/1/17	3,885	4,162
Ohio Water Dev. Auth. PCR
5.000%, 6/1/17	5,000	5,379
Ohio Water Dev. Auth. Rev.
6.000%, 12/1/08 (2)	35	35
Univ. of Akron OH General
Receipts Rev. VRDO
3.910%, 1/8/07 (3)	2,100	2,100
		28,756
Oklahoma (0.5%)
Oklahoma State Capitol
Improvement Auth. Fac. Rev.
5.000%, 7/1/25 (2)	3,000	3,197

10

Tax-Managed Balanced Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Oregon (0.4%)
Oregon State Dept.
Administrative Services
5.750%, 4/1/09 (4)(Prere.)	2,400	2,534

Pennsylvania (1.6%)
Geisinger Health System Auth.
of Pennsylvania Rev.
(Penn State Geisinger
Health System) VRDO
3.980%, 1/2/07	1,650	1,650
Northampton County PA
Higher Educ. Auth. Rev.
(Lehigh Univ.) VRDO
3.880%, 1/8/07	1,000	1,000
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.
5.250%, 12/1/08 (2)(Prere.)	115	120
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.
5.250%, 12/1/09 (2)(ETM)	420	437
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.
5.250%, 12/1/09 (2)	195	202
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.
5.250%, 12/1/11 (2)(ETM)	310	322
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.
5.250%, 12/1/11 (2)	30	31
Philadelphia PA Airport
Parking Auth.
5.750%, 9/1/08 (2)	1,150	1,188
Philadelphia PA Hosp. &
Higher Educ. Fac. Auth.
Rev. (Children’s Hosp.
of Philadelphia) VRDO
3.990%, 1/2/07	900	900
Philadelphia PA School Dist. GO
5.000%, 8/1/20 (2)	3,500	3,734
Philadelphia PA Water &
Waste Water Rev.
6.250%, 8/1/09 (1)	1,000	1,064
Southcentral Pennsylvania
General Auth. Rev.
(Wellspan Health) VRDO
3.890%, 1/8/07 (2)	240	240
		10,888
Puerto Rico (1.0%)
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev.
5.250%, 7/1/14 (3)	2,425	2,669
Puerto Rico Public
Finance Corp.
6.000%, 8/1/26 (4)	3,000	3,776
		6,445

	Face	Market
	Amount	Value•
	($000)	($000)
South Carolina (2.0%)
Charleston SC Educ. Excellence
Financing Corp. Rev.
5.250%, 12/1/26	2,610	2,806
Piedmont SC Muni.
Power Agency Rev.
0.000%, 1/1/24 (3)	4,000	1,905
South Carolina GO
5.000%, 7/1/08	2,250	2,298
South Carolina Transp.
Infrastructure Rev.
5.250%, 10/1/13 (2)	5,700	6,215
		13,224
Tennessee (1.9%)
Memphis TN Electric
System Rev.
5.000%, 12/1/10 (1)	2,300	2,412
Metro. Govt. of Nashville &
Davidson County TN
Water & Sewer Rev.
6.500%, 1/1/09 (3)	2,000	2,109
Tennessee Energy Acquisition
Corp. Gas Rev.
5.000%, 9/1/16	7,500	8,094
		12,615
Texas (3.9%)
Austin TX Water & Wastewater
System Rev.
5.750%, 5/15/10 (1)(Prere.)	2,200	2,343
Brazos River TX Harbor
Navigation Dist. Brazoria County Environmental
(Dow Chemical Co. Project)
PUT 5.200%, 5/15/08	800	814
Carrollton TX Independent
School Dist. GO
6.000%, 2/15/09 (Prere.)	2,925	3,069
Dallas TX Civic Center
Refunding & Improvement Rev.
4.600%, 8/15/09 (1)	110	113
Dallas TX Civic Center
Refunding & Improvement Rev.
4.700%, 8/15/10 (1)	815	835
Houston TX Water &
Sewer System Rev.
0.000%, 12/1/08 (2)	2,750	2,561
Lubbock TX Health Fac. Dev.
Corp. Rev. (St. Joseph’s
Health System)
5.000%, 7/1/08 (4)	1,645	1,677
San Antonio TX Electric & Gas Rev.
5.125%, 2/1/09	1,000	1,029
San Antonio TX Electric & Gas Rev.
5.000%, 2/1/21	3,405	3,641
San Antonio TX Muni.
Drain Util. System Rev.5.250%, 2/1/27 (1)	3,635	3,925

11

Tax-Managed Balanced Fund

	Face	Market
	Amount	Value•
	($000)	($000)
San Antonio TX Water Rev.
6.500%, 5/15/10 (1)(ETM)	75	80
Texas Muni. Power Agency Rev.
0.000%, 9/1/10 (2)(ETM)	160	140
Univ. of Texas Permanent
Univ. Fund Rev.
5.250%, 8/15/18	4,900	5,504
		25,731
Utah (0.7%)
Salt Lake County UT Building
Auth. Lease Rev.
5.500%, 10/1/09 (Prere.)	4,340	4,559

Washington (0.7%)
Port of Seattle WA Rev.
5.000%, 3/1/20 (1)	3,000	3,203
Washington GO
6.000%, 6/1/12	1,000	1,110
		4,313
Wisconsin (0.4%)
Wisconsin GO
5.750%, 5/1/11 (Prere.)	1,355	1,468
Wisconsin GO
5.750%, 5/1/11 (Prere.)	1,340	1,451
		2,919
Total Municipal Bonds
(Cost $329,846)		337,262
Total Investments (99.3%)
(Cost $503,750)		657,670
Other Assets and Liabilities (0.7%)
Other Assets—Note B		5,835
Liabilities		(1,345)
		4,490
Net Assets (100%)
Applicable to 33,069,087 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)		662,160
Net Asset Value Per Share		$20.02

At December 31, 2006, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	536,847	$16.24
Overdistributed Net
Investment Income	(837)	(.03)
Accumulated Net
Realized Losses	(27,770)	(.84)
Unrealized Appreciation	153,920	4.65
Net Assets	662,160	$20.02

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

12

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

13

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (10.6%)
* Comcast Corp. Class A	504,595	21,360
Time Warner, Inc.	974,020	21,214
Home Depot, Inc.	497,906	19,996
The Walt Disney Co.	504,612	17,293
McDonald’s Corp.	301,758	13,377
News Corp., Class A	570,857	12,262
Target Corp.	209,536	11,954
Lowe’s Cos., Inc.	371,488	11,572
* Viacom Inc. Class B	168,728	6,923
* Starbucks Corp.	184,476	6,534
CBS Corp.	188,828	5,888
The McGraw-Hill Cos., Inc.	86,479	5,882
* Kohl’s Corp.	79,871	5,466
Carnival Corp.	108,567	5,325
Federated Department Stores, Inc.	128,054	4,883
Best Buy Co., Inc.	98,318	4,836
Staples, Inc.	176,040	4,700
* DIRECTV Group, Inc.	188,100	4,691
NIKE, Inc. Class B	45,986	4,554
Harley-Davidson, Inc.	63,127	4,449
Omnicom Group Inc.	41,661	4,355
Clear Channel Communications, Inc.	120,468	4,281
J.C. Penney Co., Inc. (Holding Co.)	54,975	4,253
General Motors Corp.	138,016	4,240
Johnson Controls, Inc.	47,809	4,108
Marriott International, Inc. Class A	81,876	3,907
* Coach, Inc.	89,709	3,854
International Game Technology	82,878	3,829
Yum! Brands, Inc.	64,630	3,800
Harrah’s Entertainment, Inc.	45,307	3,748
Ford Motor Co.	460,694	3,460
Gannett Co., Inc.	57,125	3,454
* Sears Holdings Corp.	20,372	3,421
Hilton Hotels Corp.	94,296	3,291
Starwood Hotels & Resorts Worldwide, Inc.	51,608	3,225
TJX Cos., Inc.	111,068	3,168
Fortune Brands, Inc.	37,020	3,161
* Amazon.com, Inc.	75,421	2,976
Nordstrom, Inc.	55,736	2,750
* Bed Bath & Beyond, Inc.	69,014	2,629
* Office Depot, Inc.	67,897	2,592
The Gap, Inc.	128,410	2,504
Limited Brands, Inc.	83,468	2,416
* Univision Communications Inc.	61,617	2,182
Mattel, Inc.	93,115	2,110
* IAC/InterActiveCorp	54,263	2,016
Genuine Parts Co.	41,618	1,974
Newell Rubbermaid, Inc.	67,709	1,960
H & R Block, Inc.	78,698	1,813

		Market
		Value•
	Shares	($000)
Eastman Kodak Co.	70,116	1,809
VF Corp.	21,902	1,798
D. R. Horton, Inc.	67,315	1,783
Lennar Corp. Class A	33,669	1,766
Sherwin-Williams Co.	27,234	1,732
Pulte Homes, Inc.	51,424	1,703
Centex Corp.	28,906	1,627
Harman International Industries, Inc.	15,881	1,587
Whirlpool Corp.	19,092	1,585
* Wyndham Worldwide Corp.	48,396	1,550
Darden Restaurants Inc.	35,911	1,443
Tribune Co.	46,548	1,433
* AutoZone Inc.	12,282	1,419
Black & Decker Corp.	16,586	1,326
* Apollo Group, Inc. Class A	33,977	1,324
* Interpublic Group of Cos., Inc.	107,681	1,318
Tiffany & Co.	32,983	1,294
Dollar General Corp.	76,143	1,223
Family Dollar Stores, Inc.	36,976	1,085
Liz Claiborne, Inc.	24,838	1,079
Hasbro, Inc.	38,705	1,055
Leggett & Platt, Inc.	43,581	1,042
E.W. Scripps Co. Class A	20,261	1,012
The Stanley Works	19,766	994
KB Home	19,222	986
OfficeMax, Inc.	18,230	905
* Goodyear Tire & Rubber Co.	43,016	903
Jones Apparel Group, Inc.	26,840	897
New York Times Co. Class A	35,102	855
* AutoNation, Inc.	36,449	777
Wendy’s International, Inc.	23,311	771
Brunswick Corp.	22,566	720
Snap-On Inc.	14,067	670
Circuit City Stores, Inc.	34,500	655
* Big Lots Inc.	26,652	611
Dow Jones & Co., Inc.	15,918	605
RadioShack Corp.	33,156	556
Meredith Corp.	9,525	537
Dillard’s Inc.	15,006	525
* Comcast Corp. Special Class A	3,155	132
* Viacom Inc. Class A	1,900	78
CBS Corp. Class A	1,900	59
News Corp., Class B	200	4
		329,869
Consumer Staples (9.2%)
The Procter & Gamble Co.	773,051	49,684
Altria Group, Inc.	511,375	43,886
Wal-Mart Stores, Inc.	599,915	27,704
PepsiCo, Inc.	400,634	25,060
The Coca-Cola Co.	497,517	24,005
Walgreen Co.	244,794	11,234
Anheuser-Busch Cos., Inc.	187,617	9,231
Colgate-Palmolive Co.	125,548	8,191
Kimberly-Clark Corp.	111,902	7,604
CVS Corp.	200,935	6,211

14

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Costco Wholesale Corp.	111,702	5,906
Sysco Corp.	150,855	5,545
Archer-Daniels-Midland Co.	160,414	5,127
General Mills, Inc.	83,655	4,819
The Kroger Co.	174,947	4,036
Safeway, Inc.	108,175	3,739
H.J. Heinz Co.	80,323	3,615
Avon Products, Inc.	108,421	3,582
ConAgra Foods, Inc.	124,157	3,352
Sara Lee Corp.	182,058	3,100
Kellogg Co.	61,073	3,057
Reynolds American Inc.	41,800	2,737
The Clorox Co.	37,058	2,377
UST, Inc.	39,181	2,280
Wm. Wrigley Jr. Co.	42,794	2,213
The Hershey Co.	42,335	2,108
Campbell Soup Co.	53,022	2,062
SuperValu Inc.	50,146	1,793
Whole Foods Market, Inc.	34,956	1,640
* Constellation Brands, Inc. Class A	51,375	1,491
Coca-Cola Enterprises, Inc.	67,660	1,382
* Dean Foods Co.	32,600	1,378
The Estee Lauder Cos. Inc. Class A	31,037	1,267
Brown-Forman Corp. Class B	19,104	1,265
McCormick & Co., Inc.	31,940	1,232
The Pepsi Bottling Group, Inc.	33,197	1,026
Tyson Foods, Inc.	61,232	1,007
Molson Coors Brewing Co. Class B	11,125	850
Wm. Wrigley Jr. Co. Class B	10,623	546
		287,342
Energy (9.8%)
ExxonMobil Corp.	1,422,911	109,038
Chevron Corp.	531,868	39,108
ConocoPhillips Co.	401,527	28,890
Schlumberger Ltd.	287,482	18,157
Occidental Petroleum Corp.	210,180	10,263
Marathon Oil Corp.	85,839	7,940
Halliburton Co.	245,328	7,617
Valero Energy Corp.	147,560	7,549
Devon Energy Corp.	107,906	7,238
Baker Hughes, Inc.	78,310	5,847
* Transocean Inc.	71,339	5,771
Apache Corp.	80,370	5,345
Anadarko Petroleum Corp.	112,186	4,882
XTO Energy, Inc.	89,351	4,204
Williams Cos., Inc.	145,535	3,801
EOG Resources, Inc.	59,461	3,713
* Weatherford International Ltd.	82,836	3,462
Hess Corp.	66,051	3,274
Chesapeake Energy Corp.	101,516	2,949
Kinder Morgan, Inc.	26,100	2,760
El Paso Corp.	172,120	2,630
* National Oilwell Varco Inc.	42,722	2,614

		Market
		Value•
	Shares	($000)
Peabody Energy Corp.	64,180	2,594
Noble Corp.	33,024	2,515
Murphy Oil Corp.	45,631	2,320
* Nabors Industries, Inc.	73,002	2,174
BJ Services Co.	71,460	2,095
Smith International, Inc.	48,585	1,995
Sunoco, Inc.	30,088	1,876
CONSOL Energy, Inc.	44,619	1,434
Rowan Cos., Inc.	27,086	899
		304,954
Financials (22.3%)
Citigroup, Inc.	1,198,784	66,772
Bank of America Corp.	1,095,610	58,495
American International Group, Inc.	634,304	45,454
JPMorgan Chase & Co.	846,312	40,877
Wells Fargo & Co.	823,586	29,287
Wachovia Corp.	464,997	26,482
Morgan Stanley	258,314	21,035
The Goldman Sachs Group, Inc.	103,886	20,710
Merrill Lynch & Co., Inc.	215,687	20,080
American Express Co.	293,972	17,835
U.S. Bancorp	428,876	15,521
Fannie Mae	237,925	14,130
Freddie Mac	169,082	11,481
MetLife, Inc.	185,496	10,946
Washington Mutual, Inc.	230,684	10,494
Lehman Brothers Holdings, Inc.	129,396	10,108
Prudential Financial, Inc.	116,368	9,991
The Allstate Corp.	152,482	9,928
The St. Paul Travelers, Cos. Inc.	168,346	9,038
Capital One Financial Corp.	99,586	7,650
The Bank of New York Co., Inc.	186,460	7,341
SunTrust Banks, Inc.	86,299	7,288
The Hartford Financial Services Group Inc.	77,340	7,217
Regions Financial Corp.	177,913	6,654
Countrywide Financial Corp.	151,559	6,434
BB&T Corp.	132,048	5,801
National City Corp.	154,097	5,634
Fifth Third Bancorp	136,239	5,576
AFLAC Inc.	120,649	5,550
Simon Property Group, Inc. REIT	54,077	5,477
State Street Corp.	81,060	5,467
The Chubb Corp.	100,517	5,318
PNC Financial Services Group	71,743	5,312
SLM Corp.	99,804	4,867
Charles Schwab Corp.	249,414	4,824
ACE Ltd.	79,455	4,813
Bear Stearns Co., Inc.	28,601	4,656
Lincoln National Corp.	70,115	4,656

15

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Loews Corp.	111,564	4,627
Progressive Corp. of Ohio	185,716	4,498
Franklin Resources Corp.	40,726	4,487
The Chicago Mercantile Exchange	8,489	4,327
Mellon Financial Corp.	100,512	4,237
Equity Office Properties Trust REIT	85,815	4,134
Marsh & McLennan Cos., Inc.	134,530	4,125
Moody’s Corp.	57,260	3,954
The Principal Financial Group, Inc.	65,818	3,864
Vornado Realty Trust REIT	31,522	3,830
KeyCorp	98,022	3,728
Genworth Financial Inc.	108,026	3,696
ProLogis REIT	60,353	3,668
Equity Residential REIT	71,260	3,616
Ameriprise Financial, Inc.	58,942	3,212
Boston Properties, Inc. REIT	28,503	3,189
XL Capital Ltd. Class A	44,120	3,178
Archstone-Smith Trust REIT	53,299	3,103
Legg Mason Inc.	32,067	3,048
Marshall & Ilsley Corp.	62,308	2,998
Public Storage, Inc. REIT	29,953	2,920
T. Rowe Price Group Inc.	64,380	2,818
Northern Trust Corp.	45,648	2,770
CIT Group Inc.	48,382	2,698
Aon Corp.	75,494	2,668
Kimco Realty Corp. REIT	55,149	2,479
Synovus Financial Corp.	79,072	2,438
MBIA, Inc.	32,785	2,395
* E*TRADE Financial Corp.	104,101	2,334
M & T Bank Corp.	18,920	2,311
Ambac Financial Group, Inc.	25,900	2,307
Comerica, Inc.	38,713	2,272
Sovereign Bancorp, Inc.	87,358	2,218
Zions Bancorp	26,029	2,146
Cincinnati Financial Corp.	42,195	1,912
Compass Bancshares Inc.	31,546	1,882
UnumProvident Corp.	83,320	1,731
Plum Creek Timber Co. Inc. REIT	43,135	1,719
Commerce Bancorp, Inc.	45,771	1,614
Safeco Corp.	25,620	1,603
* Realogy Corp.	52,370	1,588
Torchmark Corp.	23,846	1,520
* CB Richard Ellis Group, Inc.	45,121	1,498
Huntington Bancshares Inc.	57,928	1,376
Apartment Investment & Management Co. Class A REIT	23,500	1,316
MGIC Investment Corp.	20,242	1,266
First Horizon National Corp.	30,280	1,265
Janus Capital Group Inc.	48,325	1,043
Federated Investors, Inc.	21,895	740
		691,565

		Market
		Value•
	Shares	($000)
Health Care (12.0%)
Johnson & Johnson	707,397	46,702
Pfizer Inc.	1,759,022	45,559
Merck & Co., Inc.	529,627	23,092
* Amgen, Inc.	284,593	19,441
Abbott Laboratories	374,457	18,240
UnitedHealth Group Inc.	328,621	17,657
Wyeth	328,617	16,733
Medtronic, Inc.	280,874	15,030
Bristol-Myers Squibb Co.	479,864	12,630
Eli Lilly & Co.	240,247	12,517
* WellPoint Inc.	151,288	11,905
Schering-Plough Corp.	361,679	8,550
Baxter International, Inc.	159,708	7,409
* Gilead Sciences, Inc.	112,230	7,287
Cardinal Health, Inc.	98,859	6,369
Caremark Rx, Inc.	104,071	5,943
Aetna Inc.	127,248	5,495
* Celgene Corp.	90,900	5,229
* Boston Scientific Corp.	287,734	4,943
* Zimmer Holdings, Inc.	58,128	4,556
* Thermo Fisher Scientific, Inc.	99,563	4,509
Allergan, Inc.	37,449	4,484
Becton, Dickinson & Co.	60,052	4,213
* Biogen Idec Inc.	82,175	4,042
Stryker Corp.	72,500	3,995
* Genzyme Corp.	64,220	3,955
* Forest Laboratories, Inc.	77,217	3,907
* Medco Health Solutions, Inc.	71,601	3,826
McKesson Corp.	72,105	3,656
CIGNA Corp.	24,970	3,285
* St. Jude Medical, Inc.	86,005	3,144
Biomet, Inc.	59,566	2,458
* Express Scripts Inc.	32,944	2,359
* Humana Inc.	40,559	2,243
* Laboratory Corp. of America Holdings	30,500	2,241
AmerisourceBergen Corp.	46,772	2,103
C.R. Bard, Inc.	25,214	2,092
Quest Diagnostics, Inc.	38,954	2,065
* Coventry Health Care Inc.	38,780	1,941
* MedImmune Inc.	58,396	1,890
Applera Corp.– Applied Biosystems Group	44,747	1,642
IMS Health, Inc.	48,304	1,327
* Barr Pharmaceuticals Inc.	26,022	1,304
* Hospira, Inc.	37,994	1,276
Health Management Associates Class A	58,557	1,236
* Waters Corp.	24,658	1,208
* Patterson Cos.	33,740	1,198
Mylan Laboratories, Inc.	51,419	1,026
* King Pharmaceuticals, Inc.	59,332	945
* Millipore Corp.	12,974	864
Manor Care, Inc.	18,094	849
* Tenet Healthcare Corp.	115,017	802
Bausch & Lomb, Inc.	13,062	680

16

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
PerkinElmer, Inc.	29,937	666
* Watson Pharmaceuticals, Inc.	25,077	653
		373,371
Industrials (10.8%)
General Electric Co.	2,514,748	93,574
United Parcel Service, Inc.	261,957	19,642
The Boeing Co.	192,923	17,139
United Technologies Corp.	244,925	15,313
Tyco International Ltd.	485,265	14,752
3M Co.	179,663	14,001
Caterpillar, Inc.	158,783	9,738
Honeywell International Inc.	199,214	9,012
Emerson Electric Co.	195,760	8,631
FedEx Corp.	74,897	8,135
Lockheed Martin Corp.	86,914	8,002
General Dynamics Corp.	98,792	7,345
Burlington Northern Santa Fe Corp.	87,686	6,472
Union Pacific Corp.	65,860	6,060
Raytheon Co.	108,355	5,721
Northrop Grumman Corp.	84,272	5,705
Deere & Co.	56,350	5,357
Norfolk Southern Corp.	96,724	4,864
Waste Management, Inc.	130,430	4,796
Illinois Tool Works, Inc.	102,432	4,731
Danaher Corp.	57,900	4,194
PACCAR, Inc.	60,633	3,935
CSX Corp.	106,046	3,651
Southwest Airlines Co.	193,186	2,960
Ingersoll-Rand Co.	74,767	2,926
Textron, Inc.	30,704	2,879
Masco Corp.	96,119	2,871
Eaton Corp.	36,301	2,728
Rockwell Collins, Inc.	40,692	2,575
ITT Industries, Inc.	45,002	2,557
Rockwell Automation, Inc.	41,433	2,531
Pitney Bowes, Inc.	54,001	2,494
L-3 Communications Holdings, Inc.	30,477	2,492
Dover Corp.	49,906	2,446
Parker Hannifin Corp.	28,747	2,210
Cooper Industries, Inc. Class A	22,283	2,015
American Standard Cos., Inc.	42,279	1,938
R.R. Donnelley & Sons Co.	52,908	1,880
Fluor Corp.	21,454	1,752
* Terex Corp.	24,794	1,601
Avery Dennison Corp.	23,091	1,569
Cummins Inc.	12,821	1,515
Robert Half International, Inc.	40,801	1,514
* Monster Worldwide Inc.	31,382	1,464
Goodrich Corp.	30,448	1,387
Cintas Corp.	33,102	1,314
American Power Conversion Corp.	41,130	1,258
W.W. Grainger, Inc.	17,783	1,244
Equifax, Inc.	30,487	1,238

		Market
		Value•
	Shares	($000)
Pall Corp.	29,795	1,029
* Allied Waste Industries, Inc.	62,018	762
Ryder System, Inc.	14,804	756
* Raytheon Co. Warrants Exp. 6/16/2011	2,287	41
		336,716
Information Technology (15.1%)
Microsoft Corp.	2,110,466	63,019
* Cisco Systems, Inc.	1,481,492	40,489
International Business Machines Corp.	367,484	35,701
Intel Corp.	1,406,655	28,485
Hewlett-Packard Co.	668,214	27,524
* Google Inc.	52,283	24,075
* Apple Computer, Inc.	207,489	17,603
* Oracle Corp.	975,985	16,728
QUALCOMM Inc.	403,212	15,237
* Dell Inc.	554,198	13,905
Motorola, Inc.	589,809	12,126
Texas Instruments, Inc.	362,052	10,427
* eBay Inc.	282,300	8,489
* Yahoo! Inc.	298,700	7,629
* Corning, Inc.	381,683	7,141
* EMC Corp.	537,301	7,092
Automatic Data Processing, Inc.	134,211	6,610
Applied Materials, Inc.	338,855	6,252
* Adobe Systems, Inc.	142,390	5,855
* Symantec Corp.	228,855	4,772
First Data Corp.	186,822	4,768
* Sun Microsystems, Inc.	858,631	4,654
Western Union Co.	187,022	4,193
* Xerox Corp.	235,386	3,990
* Electronic Arts Inc.	75,355	3,795
* Broadcom Corp.	114,445	3,698
* Network Appliance, Inc.	91,218	3,583
* Agilent Technologies, Inc.	99,747	3,476
Electronic Data Systems Corp.	126,148	3,475
Paychex, Inc.	82,675	3,269
* NVIDIA Corp.	86,754	3,211
Analog Devices, Inc.	83,317	2,739
* Advanced Micro Devices, Inc.	133,845	2,724
* Cognizant Technology Solutions Corp.	34,655	2,674
* Juniper Networks, Inc.	137,689	2,608
* Intuit, Inc.	85,044	2,595
* Micron Technology, Inc.	184,009	2,569
KLA-Tencor Corp.	48,559	2,416
Maxim Integrated Products, Inc.	78,281	2,397
* SanDisk Corp.	54,885	2,362
* Autodesk, Inc.	56,533	2,287
CA, Inc.	100,035	2,266
* Computer Sciences Corp.	41,914	2,237
Linear Technology Corp.	72,997	2,213
* Fiserv, Inc.	42,191	2,212
Xilinx, Inc.	82,086	1,954

17

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
* NCR Corp.	43,379	1,855
* Lexmark International, Inc.	23,808	1,743
* Altera Corp.	88,291	1,738
* BMC Software, Inc.	49,785	1,603
National Semiconductor Corp.	70,316	1,596
Fidelity National Information Services, Inc.	39,393	1,579
* Avaya Inc.	110,320	1,542
* VeriSign, Inc.	59,831	1,439
* Affiliated Computer Services, Inc. Class A	29,000	1,416
* Citrix Systems, Inc.	44,000	1,190
Jabil Circuit, Inc.	45,030	1,105
* Tellabs, Inc.	107,715	1,105
Molex, Inc.	34,722	1,098
* Novellus Systems, Inc.	30,148	1,038
* Comverse Technology, Inc.	49,056	1,036
Sabre Holdings Corp.	32,295	1,030
Symbol Technologies, Inc.	62,224	930
* LSI Logic Corp.	97,554	878
* JDS Uniphase Corp.	51,291	855
* QLogic Corp.	38,380	841
* Convergys Corp.	33,400	794
* Compuware Corp.	86,476	720
* Solectron Corp.	223,147	719
* Teradyne, Inc.	46,200	691
* Unisys Corp.	84,047	659
Tektronix, Inc.	20,056	585
* Ciena Corp.	20,665	573
* Novell, Inc.	82,681	513
* Sanmina-SCI Corp.	130,020	449
* ADC Telecommunications, Inc.	28,357	412
* PMC Sierra Inc.	51,181	343
* Parametric Technology Corp.	9,932	179
		469,778
Materials (3.0%)
E.I. du Pont de
Nemours & Co.	224,431	10,932
Dow Chemical Co.	233,109	9,310
Monsanto Co.	132,612	6,966
Alcoa Inc.	211,596	6,350
Phelps Dodge Corp.	49,856	5,969
Newmont Mining Corp. (Holding Co.)	109,848	4,960
Praxair, Inc.	78,784	4,674
Weyerhaeuser Co.	57,596	4,069
Nucor Corp.	73,640	4,025
International Paper Co.	110,763	3,777
Air Products & Chemicals, Inc.	53,662	3,771
Freeport-McMoRan Copper & Gold, Inc. Class B	48,076	2,679
PPG Industries, Inc.	40,204	2,581
Allegheny Technologies Inc.	24,500	2,222
United States Steel Corp.	28,860	2,111
Vulcan Materials Co.	22,960	2,063
Ecolab, Inc.	43,360	1,960

		Market
		Value•
	Shares	($000)
Rohm & Haas Co.	34,557	1,767
MeadWestvaco Corp.	43,999	1,323
Sealed Air Corp.	19,596	1,272
Sigma-Aldrich Corp.	16,160	1,256
Temple-Inland Inc.	26,076	1,200
Eastman Chemical Co.	20,062	1,190
* Pactiv Corp.	32,377	1,156
Ball Corp.	25,387	1,107
Ashland, Inc.	14,027	970
International Flavors & Fragrances, Inc.	19,022	935
Bemis Co., Inc.	25,450	865
* Hercules, Inc.	27,717	535
		91,995
Telecommunication Services (3.5%)
AT&T Inc.	937,500	33,516
Verizon Communications Inc.	712,241	26,524
BellSouth Corp.	445,000	20,964
Sprint Nextel Corp.	706,308	13,342
Alltel Corp.	91,200	5,516
* Qwest Communications International Inc.	392,199	3,283
Embarq Corp.	36,485	1,918
Windstream Corp.	116,338	1,654
CenturyTel, Inc.	27,953	1,220
Citizens Communications Co.	78,559	1,129
		109,066
Utilities (3.6%)
Duke Energy Corp.	306,350	10,174
Exelon Corp.	163,707	10,132
Dominion Resources, Inc.	86,358	7,240
Southern Co.	181,208	6,679
TXU Corp.	112,060	6,075
FPL Group, Inc.	98,695	5,371
FirstEnergy Corp.	77,810	4,692
Entergy Corp.	50,400	4,653
American Electric Power Co., Inc.	96,598	4,113
Public Service Enterprise Group, Inc.	61,595	4,089
PG&E Corp.	85,098	4,028
Edison International	79,579	3,619
Sempra Energy	64,002	3,587
* AES Corp.	162,035	3,571
PPL Corp.	93,119	3,337
Progress Energy, Inc.	62,090	3,047
Constellation Energy Group, Inc.	43,976	3,029
Consolidated Edison Inc.	62,682	3,013
Ameren Corp.	50,361	2,706
Xcel Energy, Inc.	98,974	2,282
DTE Energy Co.	43,379	2,100
* Allegheny Energy, Inc.	40,400	1,855
KeySpan Corp.	42,597	1,754
Questar Corp.	20,934	1,739
NiSource, Inc.	66,643	1,606
CenterPoint Energy Inc.	76,107	1,262

18

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Pinnacle West Capital Corp.	24,240	1,229
* CMS Energy Corp.	54,381	908
TECO Energy, Inc.	50,810	875
* Dynegy, Inc.	92,251	668
Nicor Inc.	10,780	505
Peoples Energy Corp.	9,519	424
		110,362
Total Common Stocks
(Cost $1,941,731)		3,105,018
Temporary Cash Investments (0.2%)
[1] Vanguard Market Liquidity Fund, 5.294%
(Cost $5,970)	5,969,706	5,970
Total Investments (100.1%)
(Cost $1,947,701)		3,110,988
Other Assets and Liabilities (–0.1%)
Other Assets—Note B		6,421
Liabilities		(10,584)
		(4,163)
Net Assets (100%)		3,106,825

At December 31, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	2,390,065
Overdistributed Net Investment Income	(3,721)
Accumulated Net Realized Losses	(442,806)
Unrealized Appreciation	1,163,287
Net Assets	3,106,825

Investor Shares—Net Assets
Applicable to 25,382,993 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	783,509
Net Asset Value Per Share—Investor Shares	$ 30.87

Admiral Shares—Net Assets
Applicable to 30,498,204 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,934,712
Net Asset Value Per Share—Admiral Shares	$ 63.44

Institutional Shares—Net Assets
Applicable to 12,589,069 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	388,604
Net Asset Value Per Share—Institutional Shares	$ 30.87

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

19

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (12.0%)
Time Warner, Inc.	1,151,647	25,083
The Walt Disney Co.	655,436	22,462
Home Depot, Inc.	480,000	19,277
* Comcast Corp. Class A	439,229	18,593
McDonald’s Corp.	379,294	16,814
News Corp., Class A	747,200	16,050
Lowe’s Cos., Inc.	497,800	15,506
Target Corp.	243,300	13,880
* Starbucks Corp.	265,252	9,395
The McGraw-Hill Cos., Inc.	122,900	8,360
Harley-Davidson, Inc.	107,000	7,540
* Kohl’s Corp.	103,500	7,083
Best Buy Co., Inc.	142,650	7,017
Johnson Controls, Inc.	80,700	6,934
Marriott International, Inc. Class A	144,300	6,886
Yum! Brands, Inc.	114,780	6,749
* Viacom Inc. Class B	164,484	6,749
* Coach, Inc.	156,900	6,740
CBS Corp.	214,484	6,688
* DIRECTV Group, Inc.	257,302	6,417
NIKE, Inc. Class B	63,600	6,298
Hilton Hotels Corp.	174,850	6,102
Harrah’s Entertainment, Inc.	73,410	6,072
International Game Technology	129,600	5,988
Starwood Hotels & Resorts Worldwide, Inc.	88,624	5,539
Federated Department Stores, Inc.	140,200	5,346
Clear Channel Communications, Inc.	140,636	4,998
* Office Depot, Inc.	129,800	4,954
The Gap, Inc.	246,487	4,806
* Liberty Media-Interactive A	210,189	4,534
* Bed Bath & Beyond, Inc.	118,717	4,523
* MGM Mirage, Inc.	74,564	4,276
* Liberty Media Capital A	42,037	4,119
NTL Inc.	162,740	4,107
* CarMax, Inc.	76,479	4,102
Darden Restaurants Inc.	97,150	3,903
* AutoZone Inc.	33,300	3,848
Mattel, Inc.	168,032	3,808
* Lamar Advertising Co. Class A	56,186	3,674
Polo Ralph Lauren Corp.	47,100	3,658
Centex Corp.	63,000	3,545
Abercrombie & Fitch Co.	50,500	3,516
PetSmart, Inc.	119,300	3,443
Black & Decker Corp.	42,400	3,391
D. R. Horton, Inc.	126,366	3,347
Pulte Homes, Inc.	100,800	3,338
* Amazon.com, Inc.	82,900	3,271
* Univision Communications Inc.	90,095	3,191
Liz Claiborne, Inc.	72,400	3,147
Advance Auto Parts, Inc.	87,600	3,115

		Market
		Value•
	Shares	($000)
E.W. Scripps Co. Class A	62,170	3,105
Brinker International, Inc.	102,750	3,099
* O’Reilly Automotive, Inc.	93,848	3,009
Lennar Corp. Class A	54,600	2,864
Dillard’s Inc.	81,100	2,836
BorgWarner, Inc.	47,500	2,803
Hasbro, Inc.	102,100	2,782
* AutoNation, Inc.	130,380	2,780
Cablevision Systems NY Group Class A	95,544	2,721
Harman International Industries, Inc.	26,800	2,678
Thor Industries, Inc.	59,200	2,604
* Mohawk Industries, Inc.	34,700	2,598
Jones Apparel Group, Inc.	77,600	2,594
Staples, Inc.	94,495	2,523
John Wiley & Sons Class A	63,800	2,454
Circuit City Stores, Inc.	129,200	2,452
Harte-Hanks, Inc.	88,400	2,450
* NVR, Inc.	3,780	2,438
Weight Watchers International, Inc.	45,200	2,374
American Eagle Outfitters, Inc.	75,991	2,372
Foot Locker, Inc.	103,900	2,279
Barnes & Noble, Inc.	57,300	2,275
Williams-Sonoma, Inc.	69,100	2,173
* Wyndham Worldwide Corp.	66,385	2,126
Dollar General Corp.	131,987	2,120
OSI Restaurant Partners, Inc.	53,950	2,115
* Sirius Satellite Radio, Inc.	591,100	2,092
Saks Inc.	116,900	2,083
* Toll Brothers, Inc.	64,600	2,082
* Liberty Global, Inc. Class A	71,392	2,081
* Liberty Global, Inc. Series C	74,208	2,078
* Chico’s FAS, Inc.	100,200	2,073
* Apollo Group, Inc. Class A	52,984	2,065
Omnicom Group Inc.	19,600	2,049
Ryland Group, Inc.	37,500	2,048
* Dollar Tree Stores, Inc.	67,734	2,039
International Speedway Corp.	36,764	1,876
* IAC/InterActiveCorp	49,030	1,822
Gentex Corp.	116,252	1,809
Brunswick Corp.	56,400	1,799
Hearst-Argyle Television Inc.	70,100	1,788
Washington Post Co. Class B	2,260	1,685
* The Cheesecake Factory Inc.	66,900	1,646
* Sears Holdings Corp.	9,500	1,595
* R.H. Donnelley Corp.	24,975	1,567
* Career Education Corp.	60,400	1,497
* Discovery Holding Co. Class A	86,075	1,385
Nordstrom, Inc.	27,000	1,332
Limited Brands, Inc.	36,609	1,059
* TRW Automotive Holdings Corp.	40,300	1,043
* Expedia, Inc.	49,030	1,029
RadioShack Corp.	58,000	973
* Idearc Inc.	33,207	951
ServiceMaster Co.	66,000	865

20

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Sally Beauty Co. Inc.	61,650	481
Lennar Corp. Class B	8,300	408
* Comcast Corp. Special Class A	8,265	346
* Viacom Inc. Class A	6,844	281
CBS Corp. Class A	6,844	214
Wynn Resorts Ltd.	2,000	188
* Hanesbrands Inc.	5,575	132
		477,267
Consumer Staples (8.7%)
The Procter & Gamble Co.	934,377	60,052
Altria Group, Inc.	516,100	44,292
Wal-Mart Stores, Inc.	696,528	32,166
PepsiCo, Inc.	498,400	31,175
The Coca-Cola Co.	461,400	22,263
Walgreen Co.	307,300	14,102
CVS Corp.	286,444	8,854
Costco Wholesale Corp.	156,100	8,253
Archer-Daniels-Midland Co.	246,873	7,890
The Kroger Co.	277,400	6,400
Sysco Corp.	163,300	6,003
Kimberly-Clark Corp.	87,496	5,945
Anheuser-Busch Cos., Inc.	120,600	5,934
Safeway, Inc.	170,462	5,891
Colgate-Palmolive Co.	80,200	5,232
Campbell Soup Co.	124,800	4,853
Wm. Wrigley Jr. Co.	87,700	4,536
The Clorox Co.	69,120	4,434
The Hershey Co.	88,500	4,407
Coca-Cola Enterprises, Inc.	184,600	3,770
* Constellation Brands, Inc. Class A	128,900	3,741
McCormick & Co., Inc.	96,400	3,717
* Dean Foods Co.	86,900	3,674
The Estee Lauder Cos. Inc. Class A	87,000	3,551
* Energizer Holdings, Inc.	48,528	3,445
Tyson Foods, Inc.	204,945	3,371
Molson Coors Brewing Co. Class B	43,100	3,295
The Pepsi Bottling Group, Inc.	102,800	3,178
Brown-Forman Corp. Class B	47,500	3,146
Whole Foods Market, Inc.	65,740	3,085
Church & Dwight, Inc.	70,600	3,011
Hormel Foods Corp.	79,000	2,950
* Hansen Natural Corp.	85,300	2,873
* Smithfield Foods, Inc.	107,300	2,753
Corn Products International, Inc.	79,700	2,753
Del Monte Foods Co.	234,800	2,590
* Rite Aid Corp.	417,400	2,271
PepsiAmericas, Inc.	99,900	2,096
Kellogg Co.	30,200	1,512
* Alberto-Culver Co.	61,650	1,322
General Mills, Inc.	22,200	1,279
Wm. Wrigley Jr. Co. Class B	20,325	1,045
Sara Lee Corp.	44,600	760
ConAgra Foods, Inc.	11,200	302

		Market
		Value•
	Shares	($000)
* Bare Escentuals, Inc.	3,800	118
Reynolds American Inc.	106	7
		348,297
Energy (8.9%)
ExxonMobil Corp.	1,692,934	129,730
Chevron Corp.	541,838	39,841
ConocoPhillips Co.	392,330	28,228
Devon Energy Corp.	155,722	10,446
Valero Energy Corp.	196,480	10,052
Baker Hughes, Inc.	120,680	9,010
Apache Corp.	115,462	7,679
Anadarko Petroleum Corp.	171,416	7,460
XTO Energy, Inc.	146,033	6,871
Occidental Petroleum Corp.	132,600	6,475
Williams Cos., Inc.	247,700	6,470
EOG Resources, Inc.	100,100	6,251
Hess Corp.	109,800	5,443
Kinder Morgan, Inc.	47,200	4,991
* National Oilwell Varco Inc.	77,023	4,712
ENSCO International, Inc.	88,000	4,405
Smith International, Inc.	106,800	4,386
BJ Services Co.	147,100	4,313
Peabody Energy Corp.	106,400	4,300
Noble Energy, Inc.	87,600	4,299
Halliburton Co.	138,200	4,291
* Cameron International Corp.	75,000	3,979
Marathon Oil Corp.	40,000	3,700
* Newfield Exploration Co.	78,200	3,593
* FMC Technologies Inc.	54,325	3,348
Range Resources Corp.	116,800	3,207
* Pride International, Inc.	106,400	3,192
Cabot Oil & Gas Corp.	52,100	3,160
* Grant Prideco, Inc.	78,800	3,134
Pioneer Natural Resources Co.	78,800	3,128
Rowan Cos., Inc.	80,600	2,676
Pogo Producing Co.	53,800	2,606
St. Mary Land & Exploration Co.	69,400	2,557
Patterson-UTI Energy, Inc.	108,000	2,509
Arch Coal, Inc.	66,500	1,997
W&T Offshore, Inc.	60,100	1,846
Frontier Oil Corp.	51,100	1,469
Chesapeake Energy Corp.	25,200	732
Diamond Offshore Drilling, Inc.	5,800	464
* Forest Oil Corp.	8,600	281
Tesoro Petroleum Corp.	200	13
		357,244
Financials (21.4%)
Citigroup, Inc.	1,340,244	74,652
Bank of America Corp.	1,189,931	63,530
American International Group, Inc.	644,131	46,158
JPMorgan Chase & Co.	857,289	41,407
Wachovia Corp.	497,991	28,361
Wells Fargo & Co.	780,980	27,772

21

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
The Goldman Sachs Group, Inc.	118,800	23,683
Morgan Stanley	264,800	21,563
American Express Co.	340,300	20,646
Fannie Mae	310,000	18,411
Freddie Mac	215,700	14,646
U.S. Bancorp	392,700	14,212
Prudential Financial, Inc.	163,700	14,055
Lehman Brothers Holdings, Inc.	179,738	14,041
Washington Mutual, Inc.	230,482	10,485
Capital One Financial Corp.	136,100	10,455
Countrywide Financial Corp.	221,198	9,390
MetLife, Inc.	148,200	8,745
State Street Corp.	123,500	8,329
Charles Schwab Corp.	414,000	8,007
AFLAC Inc.	173,700	7,990
Bear Stearns Co., Inc.	47,800	7,781
The St. Paul Travelers, Cos. Inc.	140,077	7,521
Loews Corp.	180,400	7,481
Progressive Corp. of Ohio	306,500	7,423
Franklin Resources Corp.	67,100	7,392
The Chicago Mercantile Exchange	14,110	7,193
Moody’s Corp.	100,900	6,968
SLM Corp.	140,700	6,862
The Principal Financial Group, Inc.	113,500	6,662
The Allstate Corp.	102,300	6,661
Host Marriott Corp. REIT	238,898	5,865
Legg Mason Inc.	59,800	5,684
Marshall & Ilsley Corp.	113,600	5,465
Ameriprise Financial, Inc.	99,360	5,415
Public Storage, Inc. REIT	54,600	5,324
Kimco Realty Corp. REIT	112,300	5,048
Sovereign Bancorp, Inc.	192,775	4,895
ProLogis REIT	80,068	4,866
M & T Bank Corp.	39,700	4,850
Avalonbay Communities, Inc. REIT	37,200	4,838
Ambac Financial Group, Inc.	53,850	4,796
Zions Bancorp	55,900	4,608
The Hartford Financial Services Group Inc.	49,200	4,591
Hudson City Bancorp, Inc.	317,502	4,407
Assurant, Inc.	78,300	4,326
* Realogy Corp.	141,881	4,302
MBIA, Inc.	57,000	4,164
Genworth Financial Inc.	119,800	4,098
T. Rowe Price Group Inc.	92,978	4,070
Plum Creek Timber Co. Inc. REIT	100,900	4,021
* CB Richard Ellis Group, Inc.	121,000	4,017
SL Green Realty Corp. REIT	29,900	3,970
Torchmark Corp.	60,600	3,864

		Market
		Value•
	Shares	($000)
Apartment Investment & Management Co. Class A REIT	68,200	3,821
Commerce Bancorp, Inc.	108,200	3,816
* Markel Corp.	7,800	3,745
W.R. Berkley Corp.	108,350	3,739
MGIC Investment Corp.	59,500	3,721
AMB Property Corp. REIT	60,900	3,569
Janus Capital Group Inc.	164,200	3,545
Forest City Enterprise Class A	60,400	3,527
Leucadia National Corp.	121,400	3,423
SEI Investments Co.	56,335	3,355
Radian Group, Inc.	61,720	3,327
The PMI Group Inc.	70,500	3,325
The St. Joe Co.	61,900	3,316
Eaton Vance Corp.	96,502	3,186
Mercantile Bankshares Corp.	67,935	3,179
Colonial BancGroup, Inc.	123,300	3,174
Camden Property Trust REIT	42,400	3,131
BlackRock, Inc.	20,500	3,114
Jones Lang LaSalle Inc.	33,200	3,060
The First Marblehead Corp.	55,450	3,030
City National Corp.	42,000	2,990
Commerce Bancshares, Inc.	61,640	2,984
HCC Insurance Holdings, Inc.	92,400	2,965
Investors Financial Services Corp.	69,400	2,961
* AmeriCredit Corp.	117,600	2,960
Cullen/Frost Bankers, Inc.	52,600	2,936
Brown & Brown, Inc.	103,600	2,923
The Bank of New York Co., Inc.	74,200	2,921
* Alleghany Corp.	7,892	2,870
SunTrust Banks, Inc.	33,800	2,854
Webster Financial Corp.	58,300	2,840
The Hanover Insurance Group Inc.	58,100	2,835
Reinsurance Group of America, Inc.	50,300	2,802
Raymond James Financial, Inc.	89,650	2,717
UnionBanCal Corp.	43,800	2,683
StanCorp Financial Group, Inc.	59,000	2,658
East West Bancorp, Inc.	74,957	2,655
BOK Financial Corp.	46,671	2,566
* CNA Financial Corp.	63,000	2,540
The South Financial Group, Inc.	95,367	2,536
IndyMac Bancorp, Inc.	56,000	2,529
First Citizens BancShares Class A	12,261	2,485
CapitalSource Inc. REIT	90,638	2,475
Wesco Financial Corp.	5,280	2,429
Transatlantic Holdings, Inc.	38,814	2,410
TD Ameritrade Holding Corp.	148,900	2,409
Federated Investors, Inc.	68,250	2,305
* Conseco, Inc.	112,500	2,248
BB&T Corp.	46,300	2,034
Regions Financial Corp.	49,934	1,868
People’s Bank	41,752	1,863

22

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Boston Properties, Inc. REIT	16,100	1,801
National City Corp.	48,800	1,784
BRE Properties Inc. Class A REIT	21,500	1,398
New York Community Bancorp, Inc.	86,400	1,391
Bank of Hawaii Corp.	20,100	1,084
Synovus Financial Corp.	32,256	994
* Affiliated Managers Group, Inc.	7,900	831
Taubman Co. REIT	11,300	575
The Chubb Corp.	10,400	550
Fifth Third Bancorp	12,300	503
Douglas Emmett, Inc. REIT	15,100	402
American Financial Group, Inc.	10,500	377
PNC Financial Services Group	3,800	281
UnumProvident Corp.	13,100	272
Wilmington Trust Corp.	3,100	131
Simon Property Group, Inc. REIT	1,000	101
A.G. Edwards & Sons, Inc.	1,400	89
Northern Trust Corp.	800	49
First Horizon National Corp.	300	13
		853,930
Health Care (12.7%)
Johnson & Johnson	841,498	55,556
Pfizer Inc.	1,845,260	47,792
* Amgen, Inc.	362,275	24,747
Wyeth	414,500	21,106
Merck & Co., Inc.	478,000	20,841
UnitedHealth Group Inc.	367,662	19,754
Medtronic, Inc.	330,400	17,680
* WellPoint Inc.	200,516	15,779
Abbott Laboratories	320,000	15,587
* Genentech, Inc.	154,800	12,559
Schering-Plough Corp.	512,600	12,118
* Gilead Sciences, Inc.	157,200	10,207
Cardinal Health, Inc.	145,512	9,375
Caremark Rx, Inc.	161,623	9,230
Eli Lilly & Co.	175,800	9,159
Bristol-Myers Squibb Co.	334,600	8,807
Aetna Inc.	197,988	8,549
* Celgene Corp.	140,500	8,083
* Thermo Fisher Scientific, Inc.	165,993	7,518
Allergan, Inc.	60,900	7,292
* Zimmer Holdings, Inc.	81,170	6,362
CIGNA Corp.	46,600	6,131
* Medco Health Solutions, Inc.	114,321	6,109
Stryker Corp.	109,200	6,018
* Forest Laboratories, Inc.	113,800	5,758
Becton, Dickinson & Co.	80,600	5,654
* Biogen Idec Inc.	104,640	5,147
* St. Jude Medical, Inc.	139,832	5,112
AmerisourceBergen Corp.	109,200	4,910
* Laboratory Corp. of America Holdings	66,100	4,856
* Genzyme Corp.	78,200	4,816
* Humana Inc.	84,300	4,663
Biomet, Inc.	103,175	4,258

		Market
		Value•
	Shares	($000)
Quest Diagnostics, Inc.	80,200	4,251
Applera Corp.– Applied Biosystems Group	114,000	4,183
* Express Scripts Inc.	57,931	4,148
* Coventry Health Care Inc.	81,025	4,055
IMS Health, Inc.	135,552	3,725
McKesson Corp.	73,424	3,723
* Sepracor Inc.	58,700	3,615
* Health Net Inc.	74,200	3,611
* Boston Scientific Corp.	207,945	3,572
* Waters Corp.	72,900	3,570
* Varian Medical Systems, Inc.	72,900	3,468
* Henry Schein, Inc.	70,200	3,438
Mylan Laboratories, Inc.	164,837	3,290
DENTSPLY International Inc.	109,200	3,260
* Hospira, Inc.	91,940	3,087
* Millipore Corp.	46,200	3,077
Pharmaceutical Product Development, Inc.	92,003	2,964
* Barr Pharmaceuticals Inc.	58,025	2,908
Health Management Associates Class A	135,368	2,858
Beckman Coulter, Inc.	47,600	2,846
* MedImmune Inc.	84,000	2,719
* Lincare Holdings, Inc.	66,500	2,649
PerkinElmer, Inc.	117,704	2,617
* Patterson Cos.	73,530	2,611
Baxter International, Inc.	54,500	2,528
Universal Health Services Class B	45,300	2,511
C.R. Bard, Inc.	29,300	2,431
* Endo Pharmaceuticals Holdings, Inc.	86,000	2,372
* Watson Pharmaceuticals, Inc.	78,500	2,043
Omnicare, Inc.	40,900	1,580
Cooper Cos., Inc.	28,600	1,273
* Kinetic Concepts, Inc.	31,000	1,226
* Abraxis Bioscience, Inc.	44,198	1,208
* DaVita, Inc.	4,000	228
		509,178
Industrials (10.7%)
General Electric Co.	2,811,434	104,613
The Boeing Co.	229,570	20,395
United Technologies Corp.	296,600	18,543
3M Co.	154,200	12,017
FedEx Corp.	105,700	11,481
United Parcel Service, Inc.	147,300	11,045
Lockheed Martin Corp.	116,800	10,754
General Dynamics Corp.	141,600	10,528
Caterpillar, Inc.	171,100	10,494
Illinois Tool Works, Inc.	175,200	8,092
Norfolk Southern Corp.	155,200	7,805
Waste Management, Inc.	204,297	7,512
Danaher Corp.	97,600	7,070
CSX Corp.	183,200	6,308
Emerson Electric Co.	142,400	6,278
PACCAR, Inc.	92,607	6,010

23

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Southwest Airlines Co.	373,587	5,723
Rockwell Collins, Inc.	85,600	5,418
Precision Castparts Corp.	67,600	5,292
ITT Industries, Inc.	89,500	5,085
Northrop Grumman Corp.	72,268	4,893
Honeywell International Inc.	106,800	4,832
L-3 Communications Holdings, Inc.	58,200	4,760
Parker Hannifin Corp.	58,500	4,497
Expeditors International of Washington, Inc.	110,161	4,462
American Standard Cos., Inc.	95,700	4,388
Manpower Inc.	54,600	4,091
Fluor Corp.	48,700	3,976
C.H. Robinson Worldwide Inc.	95,400	3,901
* The Dun & Bradstreet Corp.	45,200	3,742
Cummins Inc.	31,200	3,687
Union Pacific Corp.	39,353	3,621
Republic Services, Inc. Class A	88,800	3,611
Equifax, Inc.	88,300	3,585
Burlington Northern Santa Fe Corp.	48,398	3,572
Roper Industries Inc.	69,400	3,487
* Jacobs Engineering Group Inc.	42,500	3,465
Joy Global Inc.	71,300	3,447
American Power Conversion Corp.	109,800	3,359
Robert Half International, Inc.	87,500	3,248
W.W. Grainger, Inc.	45,400	3,175
The Manitowoc Co., Inc.	51,834	3,080
* Stericycle, Inc.	40,000	3,020
Ametek, Inc.	94,800	3,018
Fastenal Co.	83,600	3,000
SPX Corp.	48,300	2,954
Oshkosh Truck Corp.	60,700	2,939
DRS Technologies, Inc.	54,500	2,871
Cintas Corp.	70,766	2,810
Landstar System, Inc.	72,789	2,779
* Alliant Techsystems, Inc.	35,400	2,768
IDEX Corp.	57,600	2,731
Donaldson Co., Inc.	78,300	2,718
The Toro Co.	57,400	2,677
Con-way, Inc.	60,300	2,656
Carlisle Co., Inc.	32,600	2,559
J.B. Hunt Transport Services, Inc.	119,800	2,488
* Allied Waste Industries, Inc.	195,300	2,400
Teleflex Inc.	37,000	2,389
The Brink’s Co.	36,800	2,352
MSC Industrial Direct Co., Inc. Class A	59,200	2,318
Aramark Corp. Class B	67,200	2,248
Graco, Inc.	33,700	1,335
Walter Industries, Inc.	46,800	1,266
Rockwell Automation, Inc.	20,300	1,240
Trinity Industries, Inc.	21,498	757

		Market
		Value•
	Shares	($000)
Avis Budget Group, Inc.	33,192	720
* YRC Worldwide, Inc.	18,712	706
* Flowserve Corp.	12,300	621
Deere & Co.	6,200	589
Raytheon Co.	8,400	444
Textron, Inc.	4,200	394
Ryder System, Inc.	1,700	87
* Raytheon Co. Warrants Exp. 6/16/2011	2,285	41
		427,237
Information Technology (15.4%)
Microsoft Corp.	2,308,900	68,944
* Cisco Systems, Inc.	1,774,600	48,500
International Business Machines Corp.	390,458	37,933
Intel Corp.	1,376,700	27,878
Hewlett-Packard Co.	642,058	26,446
* Google Inc.	54,100	24,912
* Apple Computer, Inc.	252,100	21,388
* Oracle Corp.	1,229,234	21,069
QUALCOMM Inc.	384,120	14,516
Texas Instruments, Inc.	496,200	14,291
* Dell Inc.	528,600	13,263
* EMC Corp.	747,800	9,871
Motorola, Inc.	450,546	9,263
Applied Materials, Inc.	496,300	9,157
* Corning, Inc.	478,200	8,947
* Yahoo! Inc.	325,000	8,301
* eBay Inc.	265,420	7,981
* Symantec Corp.	376,453	7,849
* Adobe Systems, Inc.	188,800	7,763
* Sun Microsystems, Inc.	1,229,900	6,666
First Data Corp.	250,995	6,405
* NVIDIA Corp.	160,300	5,933
* Agilent Technologies, Inc.	166,306	5,796
* Network Appliance, Inc.	144,963	5,694
Western Union Co.	250,995	5,627
* Electronic Arts Inc.	104,800	5,278
* Xerox Corp.	305,400	5,177
* Broadcom Corp.	158,250	5,113
Automatic Data Processing, Inc.	98,100	4,831
Analog Devices, Inc.	144,366	4,745
* Fiserv, Inc.	89,450	4,689
Paychex, Inc.	113,185	4,475
* NCR Corp.	104,574	4,472
* Autodesk, Inc.	109,588	4,434
* Intuit, Inc.	142,600	4,351
* Computer Sciences Corp.	78,900	4,211
* LAM Research Corp.	82,108	4,156
CA, Inc.	180,766	4,094
KLA-Tencor Corp.	80,300	3,995
National Semiconductor Corp.	166,600	3,782
Linear Technology Corp.	124,200	3,766
* Lexmark International, Inc.	50,300	3,682
* SanDisk Corp.	83,500	3,593
Amphenol Corp.	57,400	3,563
* Advanced Micro Devices, Inc.	173,600	3,533

24

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Maxim Integrated Products, Inc.	113,700	3,481
* Iron Mountain, Inc.	81,400	3,365
Molex, Inc.	104,756	3,313
Microchip Technology, Inc.	100,800	3,296
* QLogic Corp.	150,000	3,288
* Micron Technology, Inc.	234,000	3,267
* DST Systems, Inc.	51,800	3,244
* Altera Corp.	164,347	3,234
* Mettler-Toledo International Inc.	40,200	3,170
* Convergys Corp.	131,800	3,134
* Cadence Design Systems, Inc.	173,000	3,098
* BMC Software, Inc.	95,000	3,059
Global Payments Inc.	63,500	2,940
Fair Isaac, Inc.	71,200	2,894
* Arrow Electronics, Inc.	91,500	2,887
Xilinx, Inc.	120,436	2,868
* Affiliated Computer Services, Inc. Class A	58,400	2,852
* Comverse Technology, Inc.	133,396	2,816
* Western Digital Corp.	136,500	2,793
* Avaya Inc.	196,100	2,741
* Tellabs, Inc.	266,900	2,738
* Avnet, Inc.	105,400	2,691
* Ingram Micro, Inc. Class A	125,000	2,551
* Ceridian Corp.	89,900	2,515
* Compuware Corp.	294,562	2,454
Fidelity National Information Services, Inc.	61,200	2,454
Jabil Circuit, Inc.	98,100	2,408
* Synopsys, Inc.	89,121	2,382
* Juniper Networks, Inc.	119,000	2,254
* Tech Data Corp.	55,510	2,102
Intersil Corp.	85,600	2,048
Total System Services, Inc.	73,550	1,941
* Citrix Systems, Inc.	71,356	1,930
* Teradyne, Inc.	110,200	1,649
* LSI Logic Corp.	180,700	1,626
* Solectron Corp.	495,700	1,596
MoneyGram International, Inc.	48,300	1,515
Sabre Holdings Corp.	43,200	1,378
* Zebra Technologies Corp. Class A	27,257	948
* BEA Systems, Inc.	67,300	847
* Sanmina-SCI Corp.	184,046	635
* Novellus Systems, Inc.	13,100	451
MasterCard, Inc. Class A	2,900	286
CDW Corp.	1,358	95
Harris Corp.	1,800	83
		613,650
Materials (3.2%)
Monsanto Co.	195,834	10,287
Phelps Dodge Corp.	76,200	9,123
Praxair, Inc.	123,700	7,339
E.I. du Pont de Nemours & Co.	148,700	7,243
Newmont Mining Corp. (Holding Co.)	160,056	7,227

		Market
		Value•
	Shares	($000)
Alcoa Inc.	231,928	6,960
Nucor Corp.	125,800	6,876
Dow Chemical Co.	159,800	6,382
Allegheny Technologies Inc.	53,100	4,815
United States Steel Corp.	64,400	4,710
Ecolab, Inc.	101,000	4,565
Freeport-McMoRan Copper & Gold, Inc. Class B	72,900	4,063
* Pactiv Corp.	104,300	3,722
Sigma-Aldrich Corp.	47,000	3,653
Martin Marietta Materials, Inc.	34,500	3,585
Sealed Air Corp.	53,036	3,443
Ball Corp.	76,600	3,340
Reliance Steel & Aluminum Co.	77,800	3,064
Airgas, Inc.	74,700	3,027
Cytec Industries, Inc.	52,200	2,950
Celanese Corp. Series A	113,200	2,930
Scotts Miracle-Gro Co.	56,400	2,913
Lyondell Chemical Co.	112,500	2,877
Albemarle Corp.	32,400	2,326
Westlake Chemical Corp.	71,500	2,244
* Owens-Illinois, Inc.	118,100	2,179
Packaging Corp. of America	91,200	2,016
Carpenter Technology Corp.	16,300	1,671
FMC Corp.	14,400	1,102
Valspar Corp.	23,400	647
Vulcan Materials Co.	5,500	494
Commercial Metals Co.	16,100	415
Florida Rock Industries, Inc.	8,700	375
* The Mosaic Co.	11,900	254
		128,817
Telecommunication Services (3.5%)
AT&T Inc.	920,612	32,912
Verizon Communications Inc.	664,142	24,733
BellSouth Corp.	503,900	23,739
Sprint Nextel Corp.	926,067	17,493
Alltel Corp.	146,884	8,884
* Qwest Communications International Inc.	712,279	5,962
* American Tower Corp. Class A	123,800	4,615
Embarq Corp.	84,843	4,459
CenturyTel, Inc.	86,300	3,768
Windstream Corp.	250,657	3,564
Citizens Communications Co.	195,702	2,812
* U.S. Cellular Corp.	38,500	2,679
Telephone & Data Systems, Inc.	40,000	2,173
Telephone & Data Systems, Inc.– Special Common Shares	33,200	1,647
* Crown Castle International Corp.	2,600	84
		139,524
Utilities (3.4%)
Exelon Corp.	186,400	11,536
TXU Corp.	161,100	8,733
PG&E Corp.	147,000	6,957
Edison International	140,500	6,390

25

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
* AES Corp.	286,300	6,310
Sempra Energy	111,800	6,265
Constellation Energy Group, Inc.	83,300	5,737
Duke Energy Corp.	163,592	5,433
* Mirant Corp.	147,298	4,650
* Allegheny Energy, Inc.	95,989	4,407
* NRG Energy, Inc.	76,500	4,285
Questar Corp.	49,800	4,136
Wisconsin Energy Corp.	81,000	3,844
CenterPoint Energy Inc.	223,800	3,711
Equitable Resources, Inc.	86,300	3,603
* Reliant Energy, Inc.	241,700	3,435
MDU Resources Group, Inc.	132,750	3,404
FirstEnergy Corp.	55,900	3,371
* CMS Energy Corp.	201,086	3,358
Energen Corp.	69,800	3,276
* Sierra Pacific Resources	191,183	3,218
NSTAR	92,000	3,161
* Dynegy, Inc.	422,400	3,058
Northeast Utilities	107,400	3,024
Southern Union Co.	108,200	3,024
SCANA Corp.	74,200	3,014
Aqua America, Inc.	121,983	2,779
Dominion Resources, Inc.	31,239	2,619
Southern Co.	64,200	2,366
Entergy Corp.	23,100	2,133
DPL Inc.	75,000	2,084
NiSource, Inc.	35,920	866
UGI Corp. Holding Co.	8,400	229
		134,416
Total Common Stocks
(Cost $2,263,742)		3,989,560
Other Assets and Liabilities (0.1%)
Other Assets—Note B		17,770
Liabilities		(15,720)
		2,050
Net Assets (100%)		3,991,610

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

At December 31, 2006, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	2,779,087
Overdistributed Net Investment Income	(3,947)
Accumulated Net Realized Losses	(509,348)
Unrealized Appreciation	1,725,818
Net Assets	3,991,610

Investor Shares—Net Assets
Applicable to 24,752,691 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	832,261
Net Asset Value Per Share—
Investor Shares	$33.62

Admiral Shares—Net Assets
Applicable to 43,456,187 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,941,212
Net Asset Value Per Share—
Admiral Shares	$67.68

Institutional Shares—Net Assets
Applicable to 6,486,709 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	218,137
Net Asset Value Per Share—
Institutional Shares	$33.63

26

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (16.4%)
* NVR, Inc.	16,905	10,904
Phillips-Van Heusen Corp.	185,738	9,318
* Jack in the Box Inc.	116,482	7,110
Pool Corp.	181,130	7,095
* Sonic Corp.	289,537	6,934
Men’s Wearhouse, Inc.	179,381	6,863
* Aztar Corp.	123,364	6,713
* Quiksilver, Inc.	402,322	6,337
Polaris Industries, Inc.	130,771	6,124
Standard Pacific Corp.	213,457	5,719
Wolverine World Wide, Inc.	193,161	5,509
* Pinnacle Entertainment, Inc.	159,613	5,290
* Live Nation	228,592	5,120
* The Children’s Place Retail Stores, Inc.	78,095	4,961
* Crocs, Inc.	111,608	4,821
* Tractor Supply Co.	105,201	4,704
* Zale Corp.	164,763	4,648
Aaron Rents, Inc.	161,187	4,639
Brown Shoe Co., Inc.	96,080	4,587
* CEC Entertainment Inc.	113,522	4,569
* Guitar Center, Inc.	99,311	4,515
* Panera Bread Co.	78,862	4,409
* Tween Brands, Inc.	108,024	4,313
Arbitron Inc.	98,391	4,274
* The Gymboree Corp.	110,500	4,217
Group 1 Automotive, Inc.	80,400	4,158
Ethan Allen Interiors, Inc.	111,325	4,020
* Rare Hospitality International Inc.	116,053	3,822
* Hibbett Sporting Goods, Inc.	122,260	3,733
* Meritage Corp.	76,518	3,651
* LKQ Corp.	158,053	3,634
* The Dress Barn, Inc.	153,603	3,584
* Fossil, Inc.	157,759	3,562
ADVO, Inc.	107,120	3,492
* P.F. Chang’s China Bistro, Inc.	90,879	3,488
Winnebago Industries, Inc.	104,872	3,451
Triarc Cos., Inc. Class B	169,962	3,399
IHOP Corp.	61,616	3,247
* RC2 Corp.	70,137	3,086
* Shuffle Master, Inc.	115,864	3,036
Sonic Automotive, Inc.	102,269	2,970
* Genesco, Inc.	79,264	2,957
Stage Stores, Inc.	95,599	2,905
* Skechers U.S.A., Inc.	85,500	2,848
* Select Comfort Corp.	163,741	2,847
* Coinstar, Inc.	92,794	2,837
Kellwood Co.	86,710	2,820
* WMS Industries, Inc.	78,891	2,750
K-Swiss, Inc.	89,209	2,742
The Pep Boys (Manny, Moe & Jack)	178,753	2,656
Oxford Industries, Inc.	50,708	2,518
Cato Corp. Class A	107,561	2,464

		Market
		Value•
	Shares	($000)
Building Materials Holding Corp.	99,281	2,451
* Interface, Inc.	172,317	2,450
* Champion Enterprises, Inc.	255,708	2,393
* Papa John’s International, Inc.	80,484	2,335
* Deckers Outdoor Corp.	37,316	2,237
* K2 Inc.	162,770	2,147
* California Pizza Kitchen, Inc.	63,731	2,123
Finish Line, Inc.	148,614	2,122
* Jo-Ann Stores, Inc.	83,085	2,044
* JAKKS Pacific, Inc.	93,259	2,037
The Marcus Corp.	74,641	1,909
* Hot Topic, Inc.	141,841	1,892
The Stride Rite Corp.	125,264	1,889
Landry’s Restaurants, Inc.	58,561	1,762
* Universal Technical Institute Inc.	78,009	1,733
* Blue Nile Inc.	46,750	1,725
* Radio One, Inc. Class D	254,764	1,717
* Fleetwood Enterprises, Inc.	216,534	1,713
* O’Charley’s Inc.	79,315	1,688
* Red Robin Gourmet Burgers, Inc.	46,632	1,672
* Keystone Automotive Industries, Inc.	49,028	1,666
* Steak n Shake Co.	94,623	1,665
* MarineMax, Inc.	62,567	1,622
* Drew Industries, Inc.	62,057	1,614
Fred’s, Inc.	132,931	1,600
Tuesday Morning Corp.	99,107	1,541
Christopher & Banks Corp.	82,579	1,541
M/I Homes, Inc.	39,446	1,506
Nautilus Inc.	104,545	1,464
Superior Industries International, Inc.	75,940	1,463
* Pre-Paid Legal Services, Inc.	34,736	1,359
* Vertrue Inc.	33,576	1,290
Monaco Coach Corp.	88,944	1,259
* Sturm, Ruger & Co., Inc.	129,936	1,247
Stein Mart, Inc.	93,675	1,242
Haverty Furniture Cos., Inc.	77,519	1,147
* Jos. A. Bank Clothiers, Inc.	38,690	1,136
* Stamps.com Inc.	65,896	1,038
CPI Corp.	22,128	1,029
* Midas Inc.	42,754	983
National Presto Industries, Inc.	16,189	969
Triarc Cos., Inc. Class A	43,900	954
Skyline Corp.	23,629	950
* PetMed Express, Inc.	71,063	949
* Multimedia Games Inc.	92,601	889
* Audiovox Corp.	63,074	889
* 4Kids Entertainment Inc.	45,718	833
Arctic Cat, Inc.	44,551	784
* Russ Berrie and Co., Inc.	41,072	635
Standard Motor Products, Inc.	41,330	619
Bassett Furniture Industries, Inc.	36,369	594
Coachmen Industries, Inc.	53,326	587

27

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Libbey, Inc.	40,668	502
Movado Group, Inc.	14,700	426
CKE Restaurants Inc.	19,946	367
* Lenox Group, Inc.	48,703	312
* Ashworth, Inc.	41,492	301
* Hancock Fabrics, Inc.	66,118	227
La-Z-Boy Inc.	7,539	89
* Bright Horizons Family Solutions, Inc.	2,102	81
* Cost Plus, Inc.	1,728	18
		309,796
Consumer Staples (4.3%)
Corn Products
International, Inc.	253,568	8,758
* NBTY, Inc.	189,322	7,870
* United Natural Foods, Inc.	142,239	5,109
Delta & Pine Land Co.	122,194	4,943
* Ralcorp Holdings, Inc.	95,288	4,849
Flowers Foods, Inc.	171,285	4,623
* Hain Celestial Group, Inc.	131,670	4,109
Casey’s General Stores, Inc.	170,375	4,012
Longs Drug Stores, Inc.	94,164	3,991
* Central Garden and Pet Co.	79,777	3,863
* TreeHouse Foods Inc.	103,095	3,217
* Performance Food Group Co.	115,013	3,179
* Playtex Products, Inc.	216,627	3,117
* Alliance One International, Inc.	296,349	2,092
The Great Atlantic & Pacific Tea Co., Inc.	78,125	2,011
WD-40 Co.	57,596	2,008
J & J Snack Foods Corp.	46,416	1,922
Lance, Inc.	92,109	1,850
* USANA Health Sciences, Inc.	33,802	1,746
Sanderson Farms, Inc.	52,641	1,595
* Spectrum Brands Inc.	126,944	1,384
Nash-Finch Co.	46,560	1,271
* Peet’s Coffee & Tea Inc.	46,003	1,207
Mannatech, Inc.	53,276	785
* American Italian Pasta Co.	63,623	569
		80,080
Energy (7.6%)
Frontier Oil Corp.	368,898	10,602
* Veritas DGC Inc.	121,934	10,441
Cimarex Energy Co.	276,993	10,110
* Helix Energy Solutions Group, Inc.	308,133	9,666
Cabot Oil & Gas Corp.	157,822	9,572
* Unit Corp.	152,998	7,413
* Oceaneering International, Inc.	182,198	7,233
* SEACOR Holdings Inc.	71,397	7,078
St. Mary Land & Exploration Co.	181,574	6,689
Massey Energy Co.	266,799	6,198
* TETRA Technologies, Inc.	238,273	6,095
* Lone Star Technologies, Inc.	103,498	5,010
* W-H Energy Services, Inc.	100,045	4,871

		Market
		Value•
	Shares	($000)
* Hydrill Co.	63,763	4,794
Penn Virginia Corp.	63,752	4,465
* Swift Energy Co.	98,738	4,424
* Atwood Oceanics, Inc.	90,315	4,423
World Fuel Services Corp.	94,609	4,206
* Stone Energy Corp.	92,397	3,266
* Input/Output, Inc.	234,810	3,200
* Dril-Quip, Inc.	79,290	3,105
Lufkin Industries, Inc.	51,108	2,968
* Bristow Group, Inc.	77,502	2,797
CARBO Ceramics Inc.	66,584	2,488
* Petroleum Development Corp.	55,757	2,400
		143,514
Financials (14.6%)
* Philadelphia Consolidated
Holding Corp.	191,197	8,520
Whitney Holdings Corp.	218,937	7,142
The South Financial Group, Inc.	251,995	6,701
First Midwest Bancorp, Inc.	170,515	6,596
* Investment Technology Group, Inc.	143,596	6,157
Zenith National Insurance Corp.	126,407	5,930
Delphi Financial Group, Inc.	146,093	5,911
Umpqua Holdings Corp.	195,865	5,764
UCBH Holdings, Inc.	325,897	5,723
Selective Insurance Group	98,935	5,668
* ProAssurance Corp.	112,493	5,616
East West Bancorp, Inc.	156,981	5,560
Senior Housing Properties Trust REIT	218,815	5,357
Colonial Properties Trust REIT	112,097	5,255
Hilb, Rogal and Hamilton Co.	123,769	5,213
Chittenden Corp.	159,511	4,895
Downey Financial Corp.	67,136	4,873
United Bankshares, Inc.	125,567	4,853
Cash America International Inc.	101,104	4,742
Susquehanna Bancshares, Inc.	175,667	4,722
Sterling Financial Corp.	138,781	4,692
* Piper Jaffray Cos., Inc.	70,779	4,611
National Retail Properties REIT	193,632	4,444
MAF Bancorp, Inc.	97,300	4,348
Glacier Bancorp, Inc.	174,647	4,268
R.L.I. Corp.	73,131	4,126
EastGroup Properties, Inc. REIT	76,154	4,079
Central Pacific Financial Co.	103,650	4,017
First Republic Bank	102,598	4,010
Provident Bankshares Corp.	110,463	3,932
Essex Property Trust, Inc. REIT	30,213	3,905
* First Federal Financial Corp.	56,757	3,801
LandAmerica Financial Group, Inc.	59,348	3,745
Fremont General Corp.	223,204	3,618
Kilroy Realty Corp. REIT	45,490	3,548
Sovran Self Storage, Inc. REIT	60,910	3,489
Boston Private Financial Holdings, Inc.	122,175	3,447

28

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Republic Bancorp, Inc.	255,309	3,436
Infinity Property & Casualty Corp.	68,026	3,292
Hanmi Financial Corp.	140,889	3,174
Sterling Bancshares, Inc.	236,529	3,080
Fidelity Bankshares, Inc.	76,869	3,049
Prosperity Bancshares, Inc.	86,481	2,984
BankUnited Financial Corp.	106,550	2,979
* World Acceptance Corp.	62,675	2,943
Cascade Bancorp	93,182	2,891
TrustCo Bank NY	255,042	2,836
PS Business Parks, Inc. REIT	38,887	2,750
First Commonwealth Financial Corp.	204,710	2,749
Financial Federal Corp.	91,907	2,703
Stewart Information Services Corp.	61,039	2,647
First BanCorp Puerto Rico	275,168	2,622
Bank Mutual Corp.	211,109	2,557
PrivateBancorp, Inc.	60,337	2,512
* Portfolio Recovery Associates, Inc.	53,395	2,493
Parkway Properties Inc. REIT	48,793	2,489
United Fire & Casualty Co.	70,279	2,477
Safety Insurance Group, Inc.	48,768	2,473
Wintrust Financial Corp.	50,892	2,444
Community Bank System, Inc.	102,238	2,351
BankAtlantic Bancorp, Inc. Class A	153,404	2,119
SWS Group, Inc.	54,999	1,963
Flagstar Bancorp, Inc.	128,796	1,911
First Financial Bancorp	107,432	1,784
Anchor Bancorp Wisconsin Inc.	60,671	1,749
Independent Bank Corp. (MI)	67,739	1,713
* Franklin Bank Corp.	80,725	1,658
Presidential Life Corp.	73,929	1,623
Nara Bancorp, Inc.	69,804	1,460
Brookline Bancorp, Inc.	110,534	1,456
Irwin Financial Corp.	63,602	1,439
Dime Community Bancshares	93,934	1,316
* Tradestation Group Inc.	85,646	1,178
Sterling Bancorp	58,386	1,150
First Indiana Corp.	43,698	1,108
* First Cash Financial Services, Inc.	39,500	1,022
Wilshire Bancorp Inc.	52,409	994
* SCPIE Holdings Inc.	34,852	911
* Rewards Network Inc.	88,259	613
Mid-America Apartment Communities, Inc. REIT	2,883	165
* LaBranche & Co. Inc.	4,137	41
		274,582
Health Care (11.8%)
* Cerner Corp.	215,112	9,788
* Respironics, Inc.	248,536	9,382
* Hologic, Inc.	176,276	8,334

		Market
		Value•
	Shares	($000)
* Pediatrix Medical Group, Inc.	165,106	8,074
* IDEXX Laboratories Corp.	100,024	7,932
Mentor Corp.	140,095	6,846
* Sierra Health Services, Inc.	188,755	6,803
* Immucor Inc.	231,780	6,775
* AMERIGROUP Corp.	175,696	6,306
* Healthways, Inc.	115,949	5,532
* MGI Pharma, Inc.	262,116	4,826
* Sunrise Senior Living, Inc.	149,628	4,597
* American Medical Systems Holdings, Inc.	234,249	4,338
* Allscripts Healthcare Solutions, Inc.	159,422	4,303
* Regeneron Pharmaceuticals, Inc.	212,755	4,270
Owens & Minor, Inc. Holding Co.	134,466	4,205
* United Surgical Partners International, Inc.	148,209	4,202
* Dionex Corp.	68,435	3,881
* Digene Corp.	79,289	3,800
* Centene Corp.	144,443	3,549
* Haemonetics Corp.	78,718	3,544
* inVentiv Health, Inc.	99,861	3,530
Alpharma, Inc. Class A	142,329	3,430
* DJ Orthopedics Inc.	77,852	3,334
Chemed Corp.	87,356	3,230
PolyMedica Corp.	79,124	3,197
Cooper Cos., Inc.	71,620	3,187
* Genesis Healthcare Corp.	67,201	3,174
* AMN Healthcare Services, Inc.	112,964	3,111
* Viasys Healthcare Inc.	110,463	3,073
* ArthroCare Corp.	76,027	3,035
* Per-Se Technologies, Inc.	109,177	3,033
* Palomar Medical Technologies, Inc.	58,581	2,968
* Amedisys Inc.	85,887	2,823
* Integra LifeSciences Holdings	65,420	2,786
* PAREXEL International Corp.	93,006	2,694
* Biosite Inc.	54,508	2,663
Invacare Corp.	106,216	2,608
Analogic Corp.	46,446	2,607
LCA-Vision Inc.	69,580	2,391
* Sciele Pharma, Inc.	98,039	2,353
* CONMED Corp.	96,278	2,226
* AmSurg Corp.	93,052	2,140
* Matria Healthcare, Inc.	72,140	2,073
* Noven Pharmaceuticals, Inc.	81,388	2,071
Cambrex Corp.	88,947	2,021
* Greatbatch, Inc.	75,048	2,020
* ICU Medical, Inc.	49,180	2,001
Meridian Bioscience Inc.	71,696	1,759
* Gentiva Health Services, Inc.	92,015	1,754
* Savient Pharmaceuticals Inc.	151,809	1,702
* Dendrite International, Inc.	149,124	1,597
* Cross Country Healthcare, Inc.	73,188	1,597

29

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Datascope Corp.	43,350	1,580
* Odyssey Healthcare, Inc.	113,265	1,502
* Cyberonics, Inc.	72,535	1,497
* Merit Medical Systems, Inc.	92,371	1,463
* Enzo Biochem, Inc.	99,447	1,419
* Pharmanet Development Group, Inc.	62,556	1,381
* SurModics, Inc.	44,153	1,374
Vital Signs, Inc.	26,267	1,311
* Kensey Nash Corp.	38,612	1,228
* Bradley Pharmaceuticals, Inc.	54,185	1,115
* RehabCare Group, Inc.	54,644	811
* Possis Medical Inc.	59,357	800
* Hooper Holmes, Inc.	227,567	753
* BioLase Technology, Inc.	79,566	696
* CryoLife Inc.	75,834	580
* ArQule, Inc.	90,128	534
* Theragenics Corp.	114,604	355
* Osteotech, Inc.	59,590	337
* Kendle International Inc.	4,482	141
		222,352
Industrials (17.3%)
The Manitowoc Co., Inc.	204,433	12,149
* Shaw Group, Inc.	265,146	8,882
IDEX Corp.	178,129	8,445
Acuity Brands, Inc.	153,032	7,964
* Kansas City Southern	257,764	7,470
* URS Corp.	173,300	7,426
Brady Corp. Class A	179,245	6,682
* Gardner Denver Inc.	176,668	6,591
Watson Wyatt & Co. Holdings	144,735	6,535
Landstar System, Inc.	168,139	6,420
The Toro Co.	135,707	6,328
* Waste Connections, Inc.	151,521	6,296
* Kirby Corp.	179,864	6,139
* EMCOR Group, Inc.	107,561	6,115
Lennox International Inc.	197,118	6,034
CLARCOR Inc.	171,702	5,805
Belden CDT Inc.	147,124	5,751
Curtiss-Wright Corp.	149,577	5,546
Skywest, Inc.	212,847	5,430
Regal-Beloit Corp.	103,386	5,429
* Moog Inc.	140,851	5,379
* Armor Holdings, Inc.	94,650	5,192
* Ceradyne, Inc.	90,329	5,104
* United Stationers, Inc.	107,455	5,017
* Teledyne Technologies, Inc.	117,190	4,703
John H. Harland Co.	90,477	4,542
Woodward Governor Co.	100,956	4,009
Watts Water Technologies, Inc.	96,001	3,947
Watsco, Inc.	82,203	3,877
* Hub Group, Inc.	140,351	3,867
Simpson Manufacturing Co.	121,263	3,838
Kaydon Corp.	95,862	3,810
Briggs & Stratton Corp.	138,310	3,727
* NCI Building Systems, Inc.	70,560	3,651
* AAR Corp.	122,871	3,587

		Market
		Value•
	Shares	($000)
* EGL, Inc.	117,804	3,508
* Tetra Tech, Inc.	191,296	3,461
Administaff, Inc.	80,409	3,439
* Esterline Technologies Corp.	85,195	3,427
Applied Industrial Technology, Inc.	125,912	3,313
ABM Industries Inc.	144,792	3,288
Valmont Industries, Inc.	58,086	3,223
* Mobile Mini, Inc.	119,348	3,215
Baldor Electric Co.	96,066	3,211
* Labor Ready, Inc.	174,332	3,196
Albany International Corp.	96,256	3,168
Viad Corp.	76,191	3,093
Heartland Express, Inc.	203,582	3,058
Knight Transportation, Inc.	171,907	2,931
Universal Forest Products, Inc.	62,575	2,917
Triumph Group, Inc.	55,386	2,904
Barnes Group, Inc.	131,265	2,855
G & K Services, Inc. Class A	72,925	2,836
ElkCorp	68,205	2,803
Healthcare Services Group, Inc.	93,249	2,701
* Heidrick & Struggles International, Inc.	63,040	2,670
Forward Air Corp.	90,673	2,623
Arkansas Best Corp.	71,703	2,581
* GenCorp, Inc.	178,806	2,507
Robbins & Myers, Inc.	54,404	2,498
* Insituform Technologies Inc. Class A	92,650	2,396
* School Specialty, Inc.	63,798	2,392
* Consolidated Graphics, Inc.	40,482	2,391
* EnPro Industries, Inc.	71,048	2,360
A.O. Smith Corp.	61,461	2,308
* Griffon Corp.	87,125	2,222
Mueller Industries Inc.	69,795	2,213
* Astec Industries, Inc.	62,523	2,195
Tredegar Corp.	96,086	2,173
* Old Dominion Freight Line, Inc.	84,162	2,026
Apogee Enterprises, Inc.	95,555	1,845
Kaman Corp. Class A	82,404	1,845
Bowne & Co., Inc.	105,438	1,681
Wabash National Corp.	100,342	1,515
* Spherion Corp.	194,128	1,442
* Volt Information Sciences Inc.	28,588	1,435
Lindsay Manufacturing Co.	39,842	1,301
* On Assignment, Inc.	110,055	1,293
Standex International Corp.	41,591	1,253
Cubic Corp.	53,436	1,160
Central Parking Corp.	61,260	1,103
CDI Corp.	43,801	1,091
* A.S.V., Inc.	66,720	1,086
* Mesa Air Group Inc.	121,297	1,040
EDO Corp.	43,512	1,033
* Frontier Airlines Holdings, Inc.	124,705	923
Angelica Corp.	32,378	835
Lawson Products, Inc.	15,843	727
Vicor Corp.	63,789	709

30

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
* Lydall, Inc.	56,010	605
* Magnatek, Inc.	102,065	577
Applied Signal Technology, Inc.	40,295	567
The Standard Register Co.	46,837	562
C & D Technologies, Inc.	75,207	356
		325,773
Information Technology (17.1%)
Global Payments Inc.	226,512	10,488
* Trimble Navigation Ltd.	187,030	9,488
* Varian Semiconductor Equipment Associates, Inc.	194,984	8,876
* FLIR Systems, Inc.	232,454	7,399
* Hyperion Solutions Corp.	202,620	7,282
* THQ Inc.	220,372	7,167
FactSet Research Systems Inc.	124,372	7,025
* MICROS Systems, Inc.	132,304	6,972
* Anixter International Inc.	113,228	6,148
* CACI International, Inc.	102,338	5,782
* ANSYS, Inc.	130,594	5,680
* Cymer, Inc.	122,181	5,370
* Benchmark Electronics, Inc.	219,588	5,349
* Avid Technology, Inc.	135,897	5,064
* WebEx Communications, Inc.	143,929	5,022
* j2 Global Communications, Inc.	169,456	4,618
* Microsemi Corp.	234,650	4,611
Daktronics, Inc.	121,057	4,461
* Itron, Inc.	84,844	4,398
* Take-Two Interactive Software, Inc.	247,431	4,394
* eFunds Corp.	159,004	4,373
* Digital Insight Corp.	109,873	4,229
* Digitas Inc.	295,074	3,957
* Kronos, Inc.	107,071	3,934
* Global Imaging Systems, Inc.	178,749	3,924
* Progress Software Corp.	140,423	3,922
* Komag, Inc.	103,016	3,902
* ATMI, Inc.	126,502	3,862
* Skyworks Solutions, Inc.	534,977	3,788
* Websense, Inc.	163,780	3,739
* Brooks Automation, Inc.	254,713	3,668
Cognex Corp.	147,921	3,523
* Rogers Corp.	59,538	3,522
Technitrol, Inc.	136,149	3,253
* Paxar Corp.	136,037	3,137
* NETGEAR, Inc.	113,892	2,990
* Comtech Telecommunications Corp.	77,028	2,932
Talx Corp.	106,531	2,924
United Online, Inc.	218,140	2,897
* Aeroflex, Inc.	246,143	2,885
* Manhattan Associates, Inc.	93,628	2,816
* Cabot Microelectronics Corp.	79,772	2,707
* ScanSource, Inc.	87,714	2,667
* Open Solutions Inc.	69,964	2,633
* Epicor Software Corp.	189,880	2,565
* Checkpoint Systems, Inc.	126,672	2,559
* Synaptics Inc.	85,813	2,548

		Market
		Value•
	Shares	($000)
* Coherent, Inc.	80,698	2,548
Black Box Corp.	59,990	2,519
* Littelfuse, Inc.	76,590	2,442
* ViaSat, Inc.	80,483	2,399
* Photronics Inc.	142,587	2,330
* ManTech International Corp.	61,830	2,277
* FEI Co.	85,187	2,246
* Advanced Energy Industries, Inc.	117,665	2,220
MAXIMUS, Inc.	70,706	2,176
Quality Systems, Inc.	57,059	2,127
* Standard Microsystem Corp.	75,855	2,122
* DSP Group Inc.	95,292	2,068
* Altiris, Inc.	81,387	2,066
* Hutchinson Technology, Inc.	86,574	2,041
* SPSS, Inc.	65,986	1,984
I* Electro Scientific ndustries, Inc.	98,406	1,982
CTS Corp.	121,225	1,903
* Harmonic, Inc.	253,350	1,842
* C-COR Inc.	164,865	1,837
* Intevac, Inc.	70,683	1,834
* Keane, Inc.	153,894	1,833
* Adaptec, Inc.	391,908	1,826
* Brightpoint, Inc.	135,099	1,817
* Supertex, Inc.	46,017	1,806
MTS Systems Corp.	45,031	1,739
* Sykes Enterprises, Inc.	96,913	1,710
* Veeco Instruments, Inc.	89,662	1,679
* Axcelis Technologies, Inc.	286,641	1,671
Agilysys, Inc.	99,743	1,670
* Kulicke & Soffa Industries, Inc.	193,215	1,623
Inter-Tel, Inc.	72,705	1,611
* Exar Corp.	122,765	1,596
* Actel Corp.	86,901	1,578
Cohu, Inc.	77,498	1,562
* Insight Enterprises, Inc.	82,459	1,556
Park Electrochemical Corp.	58,116	1,491
* MKS Instruments, Inc.	65,200	1,472
* Bankrate, Inc.	37,441	1,421
Bel Fuse, Inc. Class B	40,593	1,412
* Symmetricom Inc.	158,084	1,410
* JDA Software Group, Inc.	100,345	1,382
* Secure Computing Corp.	207,500	1,361
Methode Electronics, Inc. Class A	124,162	1,345
* Rudolph Technologies, Inc.	83,047	1,322
* Sonic Solutions, Inc.	79,307	1,293
* Ciber, Inc.	180,405	1,223
* Blue Coat Systems, Inc.	49,764	1,192
* Digi International, Inc.	84,165	1,161
X-Rite Inc.	91,132	1,121
Gevity HR, Inc.	47,174	1,118
* LoJack Corp.	63,281	1,081
* Pericom Semiconductor Corp.	89,677	1,029
* Gerber Scientific, Inc.	78,033	980
* Novatel Wireless, Inc.	99,622	963

31

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
* MapInfo Corp.	73,133	954
* Ultratech, Inc.	74,878	934
* RadiSys Corp.	54,749	913
* Neoware Systems, Inc.	65,806	869
* Mercury Computer Systems, Inc.	63,448	848
* Kopin Corp.	225,342	804
* EPIQ Systems, Inc.	45,429	771
* Captaris Inc.	99,046	770
* Bell Microproducts Inc.	103,346	729
* Radiant Systems, Inc.	67,544	705
Keithley Instruments Inc.	50,001	658
* Diodes Inc.	16,691	592
* Carreker Corp.	76,696	586
* Napster, Inc.	152,188	552
* Photon Dynamics, Inc.	42,762	500
* Network Equipment Technologies, Inc.	85,167	496
Startek, Inc.	33,986	460
* Ditech Networks Inc.	64,375	445
* Planar Systems, Inc.	45,525	440
* Tollgrade Communications, Inc.	33,056	349
* Miva Inc.	92,307	313
* Phoenix Technologies Ltd.	54,396	245
* Catapult Communications Corp.	24,440	219
* InfoSpace, Inc.	9,652	198
* PC-Tel, Inc.	16,659	156
		321,973
Materials (5.4%)
Carpenter Technology Corp.	75,359	7,726
AptarGroup Inc.	120,084	7,090
Chaparral Steel Co.	156,531	6,930
Cleveland-Cliffs Inc.	137,578	6,664
* RTI International Metals, Inc.	77,961	6,098
H.B. Fuller Co.	199,768	5,158
Texas Industries, Inc.	79,307	5,094
* OM Group, Inc.	99,646	4,512
Quanex Corp.	122,617	4,241
* Century Aluminum Co.	77,192	3,447
* Headwaters Inc.	141,496	3,390
Rock-Tenn Co.	109,560	2,970
MacDermid, Inc.	86,226	2,940
Arch Chemicals, Inc.	82,258	2,740
Wausau Paper Corp.	174,134	2,610
Deltic Timber Corp.	42,146	2,351
* Brush Engineered Materials Inc.	66,851	2,258
A. Schulman Inc.	99,258	2,209
Ryerson Tull, Inc.	87,843	2,204
Georgia Gulf Corp.	109,079	2,106
AMCOL International Corp.	74,823	2,076
Tronox Inc. Class B	129,576	2,046
* PolyOne Corp.	264,916	1,987
Neenah Paper Inc.	50,846	1,796
Myers Industries, Inc.	101,151	1,584
* Buckeye Technology, Inc.	124,968	1,497
Schweitzer-Mauduit International, Inc.	53,210	1,386

		Market
		Value•
	Shares	($000)
Chesapeake Corp. of Virginia	68,473	1,165
A.M. Castle & Co.	41,840	1,065
* Caraustar Industries, Inc.	100,154	810
Quaker Chemical Corp.	33,927	749
* Omnova Solutions Inc.	139,840	640
Steel Technologies, Inc.	35,943	631
Penford Corp.	31,021	537
* Material Sciences Corp.	31,700	410
Wellman, Inc.	64,861	207
* Pope & Talbot, Inc.	37,280	204
		101,528
Telecommunication Services (0.3%)
Commonwealth Telephone Enterprises, Inc.	73,485	3,076
* General Communication, Inc.	159,783	2,513
CT Communications, Inc.	18,652	428
		6,017
Utilities (5.3%)
Energen Corp.	250,138	11,741
Southern Union Co.	356,099	9,953
UGI Corp. Holding Co.	352,988	9,630
Atmos Energy Corp.	289,765	9,246
Piedmont Natural Gas, Inc.	256,305	6,856
Southwest Gas Corp.	138,084	5,298
Cleco Corp.	191,736	4,838
ALLETE, Inc.	103,163	4,801
New Jersey Resources Corp.	95,167	4,623
UniSource Energy Corp.	119,203	4,354
Avista Corp.	170,225	4,308
* El Paso Electric Co.	164,994	4,021
Northwest Natural Gas Co.	93,659	3,975
UIL Holdings Corp.	82,595	3,485
South Jersey Industries, Inc.	99,509	3,325
The Laclede Group, Inc.	72,727	2,548
CH Energy Group, Inc.	46,373	2,448
American States Water Co.	57,743	2,230
Cascade Natural Gas Corp.	39,632	1,027
Central Vermont Public Service Corp.	37,009	872
Green Mountain Power Corp.	17,819	604
		100,183
Total Common Stocks
(Cost $1,178,982)		1,885,798
Temporary Cash Investment (0.0%)
[1] Vanguard Market Liquidity Fund, 5.294%
(Cost $253)	253,271	253
Total Investments (100.1%)
(Cost $1,179,235)		1,886,051
Other Assets and Liabilities (–0.1%)
Other Assets—Note B		24,414
Liabilities		(27,163)
		(2,749)
Net Assets (100%)		1,883,302

32

Tax-Managed Small-Cap Fund

At December 31, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	1,180,500
Overdistributed Net Investment Income	(1,649)
Accumulated Net Realized Losses	(2,365)
Unrealized Appreciation	706,816
Net Assets	1,883,302

Investor Shares—Net Assets
Applicable to 68,251,377 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,755,672
Net Asset Value Per Share—
Investor Shares	$25.72

Institutional Shares—Net Assets
Applicable to 4,952,860 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	127,630
Net Asset Value Per Share—
Institutional Shares	$25.77

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

33

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)
Australia (5.4%)
BHP Billiton Ltd.	523,552	10,398
National Australia Bank Ltd.	241,279	7,670
Commonwealth Bank of Australia	192,608	7,490
Australia & New Zealand Bank Group Ltd.	275,313	6,102
Westpac Banking Corp., Ltd.	277,464	5,286
Woolworths Ltd.	180,549	3,396
QBE Insurance Group Ltd.	123,950	2,808
Rio Tinto Ltd.	44,291	2,575
Macquarie Bank Ltd.	39,415	2,446
AMP Ltd.	288,744	2,291
Woodside Petroleum Ltd.	72,485	2,168
Rinker Group Ltd.	143,539	2,029
Coles Group Ltd.	184,030	2,027
Wesfarmers Ltd.	60,205	1,780
Foster’s Group Ltd.	316,506	1,723
Brambles Ltd.	152,274	1,534
CSL Ltd.	29,595	1,521
Suncorp-Metway Ltd.	91,169	1,459
Insurance Australia Group Ltd.	263,439	1,314
Toll Holdings Ltd.	87,593	1,260
Zinifex Ltd.	83,334	1,226
Telstra Corp. Ltd.	374,991	1,224
Tabcorp Holdings Ltd.	87,030	1,154
Newcrest Mining Ltd.	54,301	1,123
* Telstra Corp. Ltd. Installment Receipt Exp. 3/31/08	527,235	1,118
Australian Stock Exchange Ltd.	34,270	1,028
Orica Ltd.	53,135	1,014
Alumina Ltd.	200,659	1,000
Origin Energy Ltd.	144,128	936
Amcor Ltd.	158,432	904
Lend Lease Corp.	61,161	887
Transurban Group	143,831	862
AXA Asia Pacific Holdings Ltd.	149,089	853
* AGL Energy Ltd.	64,836	827
* Alinta Ltd.	88,540	825
Babcock & Brown Ltd.	41,689	811
BlueScope Steel Ltd.	119,105	806
Santos Ltd.	102,281	795
Aristocrat Leisure Ltd.	63,633	794
Qantas Airways Ltd.	181,892	749
James Hardie Industries NV	90,006	677
John Fairfax Holdings Ltd.	176,006	669
Tattersall’s Ltd.	212,839	654
Boral Ltd.	106,200	636
Coca-Cola Amatil Ltd.	101,731	621
* Paladin Resources Ltd.	85,992	600
Sonic Healthcare Ltd.	51,234	600
Computershare Ltd.	84,555	590
CSR Ltd.	184,450	545

		Market
		Value•
	Shares	($000)
Perpetual Trustees Australia Ltd.	8,173	502
Caltex Australia Ltd.	27,021	489
WorleyParsons Ltd.	28,548	479
Billabong International Ltd.	34,342	470
ABC Learning Centres Ltd.	69,387	458
Mayne Pharma Ltd.	142,915	458
Cochlear Ltd.	9,870	450
OneSteel Ltd.	119,415	440
Leighton Holdings Ltd.	27,561	438
Publishing & Broadcasting Ltd.	26,140	438
Symbion Health Ltd.	145,718	434
Goodman Fielder Ltd.	241,247	421
Macquarie Airports Group	146,209	414
Lion Nathan Ltd.	62,429	400
Downer EDI Ltd.	68,785	378
Harvey Norman Holdings Ltd.	120,957	361
Macquarie Communications Infrastructure Group	72,283	358
Paperlinx Ltd.	107,186	331
Iluka Resources Ltd.	61,086	319
APN News & Media Ltd.	65,745	313
Challenger Financial Services Group Ltd.	95,966	310
Sydney Roads Group	289,790	301
Ansell Ltd.	32,961	292
Futuris Corp., Ltd.	177,109	274
Pacific Brands Ltd.	123,807	254
		101,587
Austria (0.6%)
Erste Bank der Oesterreichischen Sparkassen AG	28,633	2,190
Telekom Austria AG	58,704	1,566
OMV AG	26,205	1,484
* Meinl European Land Ltd.	38,040	975
Raiffeisen International Bank-Holding AG	6,156	935
Voestalpine AG	14,482	816
Wienerberger AG	12,820	760
Oesterreichische Elektrizitaetswirtschafts AG Class A	12,982	690
Boehler-Uddeholm AG	8,323	581
Andritz AG	2,028	439
Wiener Staedtische Allgemeine Versicherung AG	5,196	364
* RHI AG	6,705	342
Mayr-Melnhof Karton AG	1,375	257
Flughafen Wien AG	1,602	157
* BETandWIN.com Interactive Entertainment AG	1,916	40
		11,596

34

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Belgium (1.2%)
Fortis Group	174,401	7,416
KBC Bank & Verzekerings Holding	27,701	3,388
Dexia	89,718	2,449
InBev	26,161	1,720
Solvay SA	10,358	1,585
Belgacom SA	25,834	1,135
UCB SA	14,630	1,002
Delhaize Group	11,051	918
Umicore	4,229	718
Colruyt NV	2,880	614
Mobistar SA	5,608	477
Agfa Gevaert NV	17,828	454
Bekaert NV	2,850	355
Cofinimmo	1,641	329
D’Ieteren SA	662	235
Omega Pharma SA	2,985	224
Compagnie Maritime Belge SA	4,471	192
Euronav SA	6,069	181
Barco NV	1,397	127
		23,519
Denmark (0.8%)
Danske Bank A/S	68,546	3,035
Novo Nordisk A/S B Shares	33,044	2,749
AP Moller-Maersk A/S	160	1,500
* Vestas Wind Systems A/S	28,705	1,207
Novozymes A/S	7,424	636
Danisco A/S	7,329	622
DSV, De Sammensluttede Vognmaend A/S	3,300	601
* Topdanmark A/S	3,200	527
* Jyske Bank A/S	7,335	518
GN Store Nord A/S	32,367	476
Coloplast A/S B Shares	5,050	455
* William Demant A/S	5,500	445
Trygvesta AS	5,107	388
Carlsberg A/S B Shares	3,656	362
FLS Industries A/S B Shares	5,099	323
H. Lundbeck A/S	10,918	300
Codan A/S	3,031	294
Sydbank A/S	5,520	263
D/S Torm A/S	3,635	237
Bang & Olufsen A/S B Shares	1,709	220
NKT Holding A/S	2,140	189
East Asiatic Co. A/S	1,950	109
		15,456
Finland (1.5%)
Nokia Oyj	590,126	11,971
Fortum Oyj	66,615	1,890
UPM-Kymmene Oyj	74,132	1,866
Sampo Oyj A Shares	60,972	1,627
Stora Enso Oyj R Shares	84,345	1,329
Metso Oyj	19,140	963
Kone Oyj	11,930	674
Elisa Oyj Class A	24,243	662

		Market
		Value•
	Shares	($000)
Outokumpu Oyj A Shares	16,600	646
Neste Oil Oyj	19,581	593
Kesko Oyj	10,860	572
Wartsila Oyj B Shares	10,675	572
Rautaruuki Oyj	14,370	569
YIT Oyj	19,962	550
TietoEnator Oyj B Shares	12,255	394
Cargotec Corp.	6,897	382
Uponor Oyj	9,790	365
Nokian Renkaat Oyj	17,840	364
KCI Konecranes Oyj	10,900	319
* Orion Oyj	14,600	317
Amer Group Ltd.	13,971	307
OKO Bank (Osuuspankkien Keskuspankki Oyj)	17,542	293
SanomaWSOY Oyj	4,602	129
		27,354
France (9.8%)
Total SA	322,198	23,160
Sanofi-Aventis	150,583	13,869
BNP Paribas SA	123,469	13,418
AXA	242,302	9,757
Societe Generale Class A	54,747	9,252
Suez SA	148,941	7,690
France Telecom SA	245,143	6,756
Vivendi SA	166,767	6,498
Carrefour SA	89,716	5,424
Groupe Danone	35,481	5,360
L’Air Liquide SA (Registered)	18,111	4,287
L’Oreal SA	40,876	4,082
Vinci SA	31,957	4,069
Cie. de St. Gobain SA	47,300	3,959
Credit Agricole SA	90,301	3,781
Schneider Electric SA	33,452	3,698
LVMH Louis Vuitton Moet Hennessy	34,690	3,645
Lafarge SA	22,648	3,363
Renault SA	27,881	3,335
Veolia Environnement	41,868	3,190
Alcatel-Lucent	199,507	2,843
Pernod Ricard SA	10,988	2,516
Accor SA	28,328	2,188
* Alstom	15,828	2,134
Bouygues SA	31,389	2,008
STMicroelectronics NV	106,291	1,960
Compagnie Generale des Etablissements Michelin SA	20,080	1,916
Alcatel-Lucent ADR	132,540	1,885
Unibail Co.	7,121	1,735
Euronext NV	14,179	1,668
Essilor International SA	15,245	1,635
Vallourec SA	5,442	1,571
Pinault-Printemps-Redoute SA	10,268	1,529
PSA Peugeot Citroen	22,843	1,511
Lagardere S.C.A.	18,762	1,505
Cap Gemini SA	19,894	1,243

35

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Gaz de France	25,083	1,150
Hermes International	8,175	1,021
Technip SA	13,051	894
Sodexho Alliance SA	13,812	864
Air France	19,641	824
CNP Assurances	6,808	757
Publicis Groupe SA	17,601	741
* Atos Origin SA	11,703	691
Neopost SA	5,359	672
Societe Television Francaise 1	17,999	666
Thomson SA	33,816	660
* Business Objects SA	16,537	648
Etablissements Economiques du Casino Guichard-Perrachon SA	6,794	629
Klepierre	3,237	610
Safran SA	23,793	550
Thales SA	10,538	524
Valeo SA	12,059	500
Gecina SA	2,389	456
PagesJaunes SA	20,708	411
Dassault Systemes SA	7,746	409
Zodiac SA	5,969	400
Imerys SA	3,620	321
SCOR SA	103,661	306
Societe BIC SA	3,486	242
Societe des Autoroutes Paris-Rhin-Rhone	2,916	232
M6 Metropole Television	5,568	198
		183,816
Germany (7.4%)
Allianz AG	62,998	12,791
E.On AG	92,271	12,448
Siemens AG	123,691	12,126
Deutsche Bank AG	76,084	10,097
DaimlerChrysler AG (Registered)	132,842	8,152
Deutsche Telekom AG	412,101	7,482
BASF AG	72,818	7,071
RWE AG	64,376	7,053
SAP AG	130,316	6,904
Bayer AG	104,395	5,569
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	29,846	5,114
Commerzbank AG	93,947	3,549
Deutsche Post AG	109,529	3,294
Volkswagen AG	25,405	2,876
Deutsche Boerse AG	15,517	2,848
ThyssenKrupp AG	53,630	2,512
Continental AG	19,987	2,313
Man AG	19,622	1,764
Linde AG	15,575	1,603
Porsche AG	1,232	1,561
Adidas AG	31,066	1,546
Metro AG	23,190	1,473
* Infineon Technologies AG	100,900	1,414

		Market
		Value•
	Shares	($000)
Henkel KGaA	9,373	1,375
Hypo Real Estate Holding AG	21,377	1,340
Fresenius Medical Care AG	9,342	1,241
Volkswagen AG Pfd.	16,019	1,195
Deutsche Postbank AG	12,509	1,053
Deutsche Lufthansa AG	36,958	1,012
Puma AG	1,921	745
Salzgitter AG	5,641	730
TUI AG	36,212	721
Merck KGaA	6,867	710
Altana AG	11,131	688
Celesio AG	12,617	674
IVG Immobilien AG	14,966	640
RWE AG Pfd.	5,800	549
Beiersdorf AG	8,373	541
Hochtief AG	7,322	532
Rheinmetall AG	6,594	498
Wincor Nixdorf AG	2,903	448
Heidelberger Druckmaschinen AG	9,407	443
Solarworld AG	6,920	431
* Qiagen NV	25,272	388
* Karstadt Quelle AG	12,841	370
Bilfinger Berger AG	4,886	356
ProSieben Sat.1 Media AG	10,486	343
Douglas Holding AG	6,424	331
Suedzucker AG	12,234	295
MLP AG	12,451	246
* Premier AG	4,227	71
		139,526
Greece (0.6%)
National Bank of Greece SA	54,616	2,502
Alpha Credit Bank SA	52,021	1,567
* Hellenic Telecommunication Organization SA	51,352	1,535
Greek Organization of Football Prognostics	31,652	1,221
EFG Eurobank Ergasias	30,136	1,088
Bank of Piraeus	30,893	992
Cosmote Mobile Communications SA	20,390	601
Coca-Cola Hellenic Bottling Co. SA	15,207	593
Public Power Corp.	18,490	467
Titan Cement Co. SA	6,400	347
Hellenic Technodomiki Tev SA	28,696	319
Hellenic Petroleum SA	22,730	311
Hellenic Exchanges SA	11,100	203
Viohalco, Hellenic Copper & Aluminum Industry SA	12,610	156
* Intracom SA	17,180	116
Motor Oil (Hellas) Corinth Refineries SA	3,866	99
Folli-Follie SA	1,400	55
Technical Olympic SA	16,350	54
		12,226

36

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Hong Kong (1.8%)
Hutchison Whampoa Ltd.	304,512	3,088
Cheung Kong Holdings Ltd.	227,500	2,795
Sun Hung Kai Properties Ltd.	207,064	2,372
CLP Holdings Ltd.	263,232	1,943
Hong Kong Exchanges & Clearing Ltd.	165,000	1,807
Hang Seng Bank Ltd.	119,043	1,626
Boc Hong Kong Holdings Ltd.	575,000	1,558
Swire Pacific Ltd. A Shares	142,198	1,525
Esprit Holdings Ltd.	133,972	1,492
Bank of East Asia Ltd.	208,149	1,175
Hong Kong & China Gas Co., Ltd.	502,177	1,129
Li & Fung Ltd.	350,835	1,089
* Foxconn International Holdings Ltd.	323,000	1,054
Hong Kong Electric Holdings Ltd.	188,600	922
New World Development Co., Ltd.	409,750	821
Hang Lung Properties Ltd.	316,700	795
Wharf Holdings Ltd.	196,215	724
Henderson Land Development Co. Ltd.	123,006	686
* Hutchison Telecommunications International Ltd.	240,000	605
Sino Land Co.	211,000	491
MTR Corp.	179,500	451
Kerry Properties Ltd.	89,500	418
PCCW Ltd.	687,000	418
Wing Hang Bank Ltd.	34,500	405
Cathay Pacific Airways Ltd.	164,170	404
Hopewell Holdings Ltd.	114,000	399
Kingboard Chemical Holdings Ltd.	101,000	397
Yue Yuen Industrial (Holdings) Ltd.	107,000	340
Hysan Development Co., Ltd.	121,000	316
Shangri-La Asia Ltd.	117,059	301
Shun Tak Holdings Ltd.	186,000	284
Techtronic Industries Co., Ltd.	209,000	270
ASM Pacific Technology Ltd.	38,000	211
Cheung Kong Infrastructure Holdings Ltd.	59,000	183
Giordano International Ltd.	333,000	181
Television Broadcasts Ltd.	29,000	177
* Melco PBL Entertainment (Macau) Ltd. ADR	8,000	170
Orient Overseas International Ltd.	25,300	161
Texwinca Holdings Ltd.	224,000	155
Johnson Electric Holdings Ltd.	200,998	138
Melco International Development Corp.	55,000	130
Solomon Systech International Ltd.	596,000	92
		33,698

		Market
		Value•
	Shares	($000)
Ireland (0.9%)
Allied Irish Banks PLC	132,736	3,958
CRH PLC	77,137	3,205
Bank of Ireland	138,126	3,177
Irish Life & Permanent PLC	37,932	1,044
* Elan Corp. PLC	68,689	994
C&C Group PLC	36,631	649
Kerry Group PLC A Shares	24,705	616
* Grafton Group PLC	34,703	578
IAWS Group PLC	19,285	493
* Ryanair Holdings PLC	35,282	484
Independent News & Media PLC	113,866	452
Kingspan Group PLC	13,404	355
DCC PLC	9,780	332
Paddy Power PLC	9,665	192
Fyffes PLC	57,371	135
Greencore Group PLC	13,017	81
		16,745
Italy (3.9%)
ENI SpA	385,603	12,956
Unicredito Italiano SpA	1,151,765	10,058
ENEL SpA	639,818	6,587
Assicurazioni Generali SpA	138,676	6,067
Telecom Italia SpA	1,596,645	4,805
Banca Intesa SpA	567,912	4,369
San Paolo-IMI SpA	157,536	3,652
Telecom Italia SpA RNC	929,050	2,350
Capitalia SpA	244,117	2,301
Mediobanca Banca di Credito Finanziaria SpA	75,052	1,766
* Fiat SpA	86,448	1,647
Banco Popolare di Verona e Novara Scarl SpA	49,779	1,425
Mediaset SpA	116,784	1,382
Banche Popolari Unite Scarl SpA	50,028	1,371
Banca Popolare di Milano SpA	67,119	1,159
Banca Monte dei Paschi di Siena SpA	176,353	1,138
Banca Intesa SpA Non Convertible Risp.	150,274	1,093
Autostrade SpA	37,226	1,067
Finmeccanica SpA	38,416	1,038
Snam Rete Gas SpA	160,036	906
Alleanza Assicurazioni SpA	67,574	899
Terna SpA	206,837	699
Luxottica Group SpA	17,005	521
Pirelli & C. Accomandita per Azioni SpA	513,121	510
Mediolanum SpA	48,862	397
Fondiaria - Sai SpA	8,309	396
Seat Pagine Gialle SpA	655,900	390
Autogrill SpA	19,325	354
Lottomatica SpA	7,207	299

37

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Compagnia Assicuratrice Unipol SpA	84,705	274
Mondadori (Arnoldo)Editore SpA	25,006	261
Italcementi SpA	8,752	246
Gruppo Editoriale L’Espresso SpA	38,823	210
Bulgari SpA	13,389	189
Benetton Group SpA	4,600	88
* Tiscali SpA	17,212	57
* Parmalat Finanziaria SpA	34,147	—
		72,927
Japan (22.5%)
Toyota Motor Corp.	425,487	28,441
Mitsubishi UFJ Financial Group	1,276	15,805
Mizuho Financial Group, Inc.	1,412	10,059
Sumitomo Mitsui Financial Group, Inc.	914	9,350
Honda Motor Co., Ltd.	231,800	9,137
Takeda Pharmaceutical Co. Ltd.	132,194	9,049
Canon, Inc.	157,333	8,847
Sony Corp.	145,000	6,202
Tokyo Electric Power Co.	182,070	5,875
Matsushita Electric Industrial Co., Ltd.	286,153	5,731
Nippon Steel Corp.	919,000	5,266
Nomura Holdings Inc.	266,000	5,012
Mitsubishi Estate Co., Ltd.	176,000	4,542
JFE Holdings, Inc.	84,000	4,314
NTT DoCoMo, Inc.	2,670	4,220
Nissan Motor Co., Ltd.	340,400	4,102
Shin-Etsu Chemical Co., Ltd.	58,700	3,913
Seven and I Holdings Co., Ltd.	124,120	3,855
Nintendo Co.	14,900	3,853
Nippon Telegraph and Telephone Corp.	776	3,822
Mitsubishi Corp.	203,050	3,810
Millea Holdings, Inc.	107,500	3,803
Astellas Pharma Inc.	80,414	3,641
Mitsui & Co., Ltd.	236,000	3,532
East Japan Railway Co.	514	3,422
Daiichi Sankyo Co., Ltd.	108,063	3,367
Japan Tobacco, Inc.	678	3,273
Kansai Electric Power Co., Inc.	116,850	3,142
Hitachi Ltd.	502,000	3,123
Mitsui Fudosan Co., Ltd.	127,000	3,090
Chubu Electric Power Co.	100,700	3,005
Fuji Photo Film Co., Ltd.	73,000	3,003
Denso Corp.	74,000	2,930
Komatsu Ltd.	137,000	2,769
Toshiba Corp.	418,000	2,713
Sumitomo Metal Industries Ltd.	624,000	2,706
Fanuc Co., Ltd.	26,900	2,637
Sharp Corp.	149,000	2,559
Central Japan Railway Co.	241	2,481

		Market
		Value•
	Shares	($000)
KDDI Corp.	365	2,475
Mitsubishi Electric Corp.	271,000	2,466
Sumitomo Corp.	164,000	2,452
Kyocera Corp.	24,700	2,332
T & D Holdings, Inc.	35,250	2,324
Hoya Corp.	58,100	2,262
Fujitsu Ltd.	281,000	2,199
Softbank Corp.	113,300	2,192
Daiwa Securities Group Inc.	191,000	2,135
Aeon Co., Ltd.	98,473	2,127
Mitsubishi Heavy Industries Ltd.	468,000	2,121
Bridgestone Corp.	94,631	2,109
Ricoh Co.	101,000	2,054
Eisai Co., Ltd.	36,400	1,997
Murata Manufacturing Co., Ltd.	29,400	1,981
Sumitomo Trust & Banking Co., Ltd.	186,000	1,945
Mitsui Sumitomo Insurance Co.	177,880	1,938
Resona Holdings Inc.	706	1,924
Kao Corp.	70,401	1,892
Itochu Corp.	231,000	1,891
Sumitomo Realty & Development Co.	59,000	1,889
Tokyo Gas Co., Ltd.	346,000	1,835
Kirin Brewery Co., Ltd.	116,000	1,820
Sumitomo Chemical Co.	229,000	1,770
Tokyo Electron Ltd.	22,200	1,744
Sumitomo Electric Industries Ltd.	112,000	1,742
Asahi Glass Co., Ltd.	143,035	1,712
Tohoku Electric Power Co.	66,400	1,658
Rohm Co., Ltd.	16,100	1,600
Kubota Corp.	171,000	1,582
Kyushu Electric Power Co., Inc.	58,400	1,538
Dai-Nippon Printing Co., Ltd.	97,000	1,494
NEC Corp.	307,400	1,472
Sompo Japan Insurance Inc.	120,000	1,460
Nikko Securities Co., Ltd.	127,087	1,456
Secom Co., Ltd.	28,000	1,448
Keyence Corp.	5,871	1,447
Daiwa House Industry Co., Ltd.	83,000	1,437
Mitsui OSK Lines Ltd.	142,000	1,401
Advantest Corp.	24,000	1,374
Nippon Oil Corp.	199,000	1,329
Shinsei Bank, Ltd.	223,091	1,310
TDK Corp.	16,400	1,304
Toray Industries, Inc.	172,000	1,285
Asahi Kasei Corp.	193,000	1,264
Mitsui Trust Holding Inc.	110,100	1,256
Shiseido Co., Ltd.	58,000	1,254
Daikin Industries Ltd.	35,900	1,245
Kobe Steel Ltd.	361,000	1,234
SMC Corp.	8,700	1,230
Ajinomoto Co., Inc.	93,000	1,228

38

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Nippon Yusen Kabushiki Kaisha Co.	168,000	1,227
Marubeni Corp.	240,000	1,214
Bank of Yokohama Ltd.	155,000	1,209
Nidec Corp.	15,600	1,206
West Japan Railway Co.	273	1,164
Nitto Denko Corp.	23,300	1,162
Yamada Denki Co., Ltd.	13,600	1,153
Electric Power Development Co., Ltd.	25,240	1,109
Sekisui House Ltd.	75,859	1,100
Hankyu Corp.	192,304	1,092
Sumitomo Metal Mining Co.	84,000	1,076
* Inpex Holdings, Inc.	131	1,073
Mitsubishi Chemical Holdings Corp.	167,500	1,053
Osaka Gas Co., Ltd.	282,000	1,047
Ibiden Co., Ltd.	20,600	1,035
Aisin Seiki Co., Ltd.	30,700	1,028
Nippon Mining Holdings Inc.	141,000	1,012
NTT Data Corp.	202	1,010
Omron Corp.	35,500	1,003
Terumo Corp.	25,300	991
Chiba Bank Ltd.	114,000	961
Olympus Corp.	30,000	940
Asahi Breweries Ltd.	58,800	938
JS Group Corp.	44,412	933
Shizuoka Bank Ltd.	93,000	920
Toppan Printing Co., Ltd.	82,000	902
Credit Saison Co., Ltd.	26,200	899
Chugai Pharmaceutical Co., Ltd.	43,500	894
Toyota Tsusho Corp.	33,293	890
Sumitomo Heavy Industries Ltd.	83,000	869
Dentsu Inc.	296	867
* Konica Minolta Holdings, Inc.	61,500	867
Shionogi & Co., Ltd.	44,000	863
* Elpida Memory Inc.	15,300	839
Tokyu Corp.	130,000	831
Casio Computer Co.	35,800	811
Mitsui Chemicals, Inc.	105,000	806
Hokkaido Electric Power Co., Ltd.	30,900	788
Nikon Corp.	36,000	788
Yamato Holdings Co., Ltd.	51,000	782
Takefuji Corp.	19,090	754
Yahoo Japan Corp.	1,887	747
Nippon Express Co., Ltd.	136,000	743
Bank of Fukuoka, Ltd.	102,000	741
Fast Retailing Co., Ltd.	7,700	733
Kintetsu Corp.	246,190	716
Yamaha Motor Co., Ltd.	22,700	713
Leopalace21 Corp.	22,300	711
Hokuhoku Financial Group, Inc.	191,100	698
OJI Paper Co., Ltd.	126,000	667
Odakyu Electric Railway Co.	104,000	663
NSK Ltd.	67,000	659

		Market
		Value•
	Shares	($000)
Ishikawajima-Harima Heavy Industries Co.	195,000	657
Tokyu Land Corp.	70,000	657
Nippon Electric Glass Co., Ltd.	31,000	649
Takashimaya Co.	45,860	647
Mitsubishi Gas Chemical Co.	61,000	637
Daito Trust Construction Co., Ltd.	13,800	633
Ohbayashi Corp.	97,000	628
Tobu Railway Co., Ltd.	129,000	622
Joyo Bank Ltd.	111,000	612
Keio Electric Railway Co., Ltd.	94,000	607
Teijin Ltd.	98,000	603
Matsushita Electric Works, Ltd.	52,000	602
Hirose Electric Co., Ltd.	5,300	600
Showa Denko K.K.	155,000	594
Sega Sammy Holdings Inc.	21,888	588
Makita Corp.	19,000	582
Nomura Research Institute, Ltd.	4,000	579
Tokyo Tatemono Co., Ltd.	52,000	578
Kawasaki Heavy Industries Ltd.	154,000	576
Yamaha Corp.	26,900	569
Nissin Food Products Co., Ltd.	15,200	562
Nippon Paper Group, Inc.	149	560
JTEKT Corp.	26,100	552
Furukawa Electric Co.	88,000	551
Kajima Corp.	126,000	551
Tanabe Seiyaku Co., Ltd.	42,000	549
NTN Corp.	61,000	546
Rakuten, Inc.	1,154	537
Sapporo Hokuyo Holdings, Inc.	55	530
Kuraray Co., Ltd.	45,000	530
CSK Corp.	12,400	528
Taisho Pharmaceutical Co.	29,000	526
NGK Spark Plug Co.	28,000	525
JSR Corp.	20,300	525
Namco Bandai Holdings Inc.	35,600	523
THK Co., Inc.	20,200	519
Fuji Electric Holdings Co., Ltd.	96,000	519
Sankyo Co., Ltd.	9,400	518
TonenGeneral Sekiyu K.K.	52,000	514
Shimizu Corp.	103,000	514
Sumco Corp.	6,030	509
Isetan Co.	27,800	500
Toto Ltd.	50,000	498
Nisshin Steel Co.	134,000	496
Yokogawa Electric Corp.	31,000	490
Stanley Electric Co.	24,500	489
Mitsubishi Securities Co., Ltd.	44,000	489
Taiheiyo Cement Corp.	124,000	485
Japan Steel Works Ltd.	61,513	480
NGK Insulators Ltd.	31,000	479
Susuken Co., Ltd.	12,660	475
Keihin Electric Express Railway Co., Ltd.	69,000	475
Marui Co., Ltd.	40,700	473
Oriental Land Co., Ltd.	9,000	470

39

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Citizen Watch Co., Ltd.	61,600	470
Promise Co., Ltd.	14,567	450
Mitsubishi Materials Corp.	120,000	450
Daimaru, Inc.	33,000	447
JGC Corp.	26,000	446
Fujikura Ltd.	50,000	439
Toyo Seikan Kaisha Ltd.	26,500	438
Benesse Corp.	11,500	438
Yakult Honsha Co., Ltd.	15,200	435
Shimamura Co., Ltd.	3,800	435
All Nippon Airways Co., Ltd.	123,000	434
Acom Co., Ltd.	12,840	430
Chiyoda Corp.	22,000	430
Kawasaki Kisen Kaisha Ltd.	55,000	429
Lawson Inc.	12,000	429
Trend Micro Inc.	14,500	425
Amada Co., Ltd.	40,000	423
The Nishi-Nippon City Bank, Ltd.	98,000	422
The Suruga Bank, Ltd.	34,000	421
Mitsubishi Rayon Co., Ltd.	62,000	416
Sumitomo Titanium Corp.	3,714	414
SBI Holdings, Inc.	1,225	411
Mitsui Mining & Smelting Co., Ltd.	82,000	410
Sekisui Chemical Co.	51,000	405
Aiful Corp.	14,450	405
Uny Co., Ltd.	31,000	404
Bank of Kyoto Ltd.	43,000	400
Santen Pharmaceutical Co. Ltd.	14,200	399
Taisei Corp.	131,000	398
Tokuyama Corp.	26,000	394
77 Bank Ltd.	62,000	392
Nisshin Seifun Group Inc.	37,900	391
Pioneer Corp.	28,300	387
Sumitomo Rubber Industries Ltd.	30,000	386
Gunma Bank Ltd.	64,000	384
Kamigumi Co., Ltd.	46,000	376
Toyobo Ltd.	124,000	374
Seiko Epson Corp.	15,100	366
Dai-Nippon Screen Manufacturing Co., Ltd.	40,000	358
Mitsubishi Logistics Corp.	23,000	355
NOK Corp.	17,800	351
Kyowa Hakko Kogyo Co.	41,000	350
MEDICEO Holdings Co., Ltd.	18,500	350
Onward Kashiyama Co., Ltd.	27,000	344
Tosoh Corp.	78,000	344
Aeon Credit Service Co. Ltd.	18,010	341
Otsuka Corp.	3,360	341
Shimano, Inc.	11,700	339
Kikkoman Corp.	28,000	337
Nitori Co., Ltd.	7,800	337
* Japan Airlines System Co.	189,000	336

		Market
		Value•
	Shares	($000)
Dai-Nippon Ink & Chemicals, Inc.	86,000	335
Shinko Securities Co., Ltd.	86,000	333
Toyoda Gosei Co., Ltd.	14,400	333
Shinko Electric Industries Co., Ltd.	12,573	327
Konami Corp.	10,700	323
Mabuchi Motor Co.	5,400	320
Tokai Rika Co., Ltd.	12,400	315
Hitachi Chemical Co., Ltd.	11,400	314
Wacoal Corp.	23,000	312
* Haseko Corp.	87,422	312
Obic Co., Ltd.	1,500	310
Oracle Corp. Japan	6,700	310
* Sanyo Electric Co., Ltd.	240,000	304
Mitsukoshi, Ltd.	65,000	303
Alps Electric Co., Ltd.	28,000	303
ZEON Corp.	28,000	302
Shimachu Co.	10,400	301
Meiji Seika Kaisha Ltd.	63,000	301
Hitachi Construction Machinery Co.	11,000	295
Ube Industries Ltd.	103,000	295
Canon Sales Co. Inc.	13,000	295
Showa Shell Sekiyu K.K.	26,100	292
Kaneka Corp.	32,000	290
Kokuyo Co., Ltd.	18,400	290
Nisshinbo Industries, Inc.	28,000	289
Ushio Inc.	14,000	287
Nippon Shokubai Co., Ltd.	27,000	287
Daifuku Co., Ltd.	18,000	283
Asics Corp.	22,596	283
NHK Spring Co.	27,000	283
JAFCO Co., Ltd.	5,700	281
Dowa Mining Co. Ltd.	32,000	274
Uni-Charm Corp.	4,600	273
Hakuhodo DY Holdings Inc.	4,200	272
Seino Transportation Co., Ltd.	29,000	272
Hino Motors, Ltd.	53,000	271
Nippon Sanso Corp.	30,000	269
Denki Kagaku Kogyo K.K.	64,000	265
Toho Co., Ltd.	14,700	265
FamilyMart Co., Ltd.	9,500	258
Minebea Co., Ltd.	37,000	258
* K.K. DaVinci Advisors	259	256
Itochu Techno-Science Corp.	4,800	255
Kose Corp.	8,320	251
Sanwa Shutter Corp.	42,000	248
House Foods Industry Corp.	15,000	247
Mitsui Engineering & Shipbuilding Co., Ltd.	76,000	247
Katokichi Co., Ltd.	30,200	245
EDION Corp.	16,514	244
Kurita Water Industries Ltd.	11,100	239
Fuji Television Network, Inc.	104	237
Hitachi Capital Corp.	12,100	230

40

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
* Access Co., Ltd.	50	230
Coca-Cola West Japan Co. Ltd.	9,900	229
Matsui Securities Co., Ltd.	29,500	224
Nippon Kayaku Co., Ltd.	28,000	223
Nissan Chemical Industries, Ltd.	18,000	223
Central Glass Co., Ltd.	39,000	223
Ryohin Keikaku Co., Ltd.	2,900	222
Glory Ltd.	12,500	219
Daido Steel Co., Ltd.	33,000	219
Kinden Corp.	27,000	218
Circle K Sunkus Co., Ltd.	12,200	216
Round One Corp.	73	215
ARRK Corp.	14,343	215
Taiyo Yuden Co., Ltd.	12,000	212
Tokyo Broadcasting System, Inc.	6,200	206
SFCG Co., Ltd.	1,320	205
Daicel Chemical Industries Ltd.	29,000	204
Asatsu-DK Inc.	6,400	203
Kaken Pharmaceutical Co.	26,000	203
TIS Inc.	8,400	199
Aoyama Trading Co., Ltd.	6,600	198
Sanken Electric Co., Ltd.	16,000	197
Nippon Sheet Glass Co., Ltd.	42,000	196
Meiji Dairies Corp.	25,000	196
Nippon Meat Packers, Inc.	18,000	196
Mitsumi Electric Co., Ltd.	8,900	195
Ebara Corp.	51,000	195
Toda Corp.	46,000	195
Nishimatsu Construction Co.	59,000	194
Index Holdings	332	194
Aderans Co. Ltd.	7,800	193
Oki Electric Industry Co. Ltd.	86,000	191
Gunze Ltd.	38,000	191
* Sojitz Holdings Corp.	62,800	190
Ito En, Ltd.	6,200	189
Amano Corp.	15,000	188
SBI E*Trade Securities Co., Ltd.	197	187
* NEC Electronics Corp.	6,400	186
Q.P. Corp.	21,400	185
Sapporo Holdings Ltd.	32,000	182
USS Co., Ltd.	2,780	181
Comsys Holdings Corp.	16,000	177
Hankyu Department Stores, Inc.	21,000	175
Kansai Paint Co., Ltd.	22,000	174
Yaskawa Electric Corp.	15,000	173
Net One Systems Co., Ltd.	130	171
Rinnai Corp.	5,700	170
The Goodwill Group, Inc.	205	167
Hikari Tsushin, Inc.	3,800	167
Nichirei Corp.	29,000	162
Toyo Suisan Kaisha, Ltd.	10,000	160
Tokyo Style Co.	14,000	151
Sumitomo Osaka Cement Co., Ltd.	45,000	147
Hitachi High-Technologies Corp.	4,851	144
Tokyo Steel Manufacturing Co.	9,200	143

		Market
		Value•
	Shares	($000)
eAccess Ltd.	251	141
Yamazaki Baking Co., Ltd.	14,000	136
Alfresa Holdings Corp.	2,200	133
Sumitomo Bakelite Co. Ltd.	19,000	131
Komori Corp.	7,000	130
Meitec Corp.	4,300	130
Takara Holdings Inc.	20,000	129
Hitachi Cable Ltd.	22,000	123
Nippon Light Metal Co.	46,000	118
Autobacs Seven Co., Ltd.	3,200	117
Keisei Electric Railway Co., Ltd.	20,000	113
Toho Titanium Co., Ltd.	2,022	106
Okumura Corp.	21,000	103
Matsumotokiyoshi Co., Ltd.	4,500	100
Tokyo Seimitsu Co., Ltd.	1,904	90
Okuma Corp.	7,373	85
Fuji Soft ABC Inc.	3,200	76
Park24 Co., Ltd.	4,222	54
OSG Corp.	3,041	50
Uniden Corp.	7,000	48
* Dowa Mining Co., Ltd. Rights Exp. 1/29/10	32,000	14
		424,444
Netherlands (3.7%)
ING Groep NV	277,693	12,258
ABN-AMRO Holding NV	269,368	8,626
Unilever NV	247,484	6,742
Koninklijke (Royal) Philips Electronics NV	174,219	6,544
Mittal Steel Company NV (Paris Shares)	104,528	4,401
Koninklijke KPN NV	289,046	4,098
Aegon NV	210,250	3,986
TNT NV	59,849	2,570
Akzo Nobel NV	40,095	2,441
* Koninklijke Ahold NV	210,732	2,233
* ASML Holding NV	73,913	1,822
Reed Elsevier NV	106,823	1,817
Heineken NV	37,289	1,770
European Aeronautic Defence and Space Co.	45,706	1,567
Koninklijke DSM NV	23,885	1,177
Koninklijke Numico NV	21,623	1,160
Rodamco Europe NV	8,535	1,132
Wolters Kluwer NV	38,788	1,112
Vedior NV	27,910	576
SBM Offshore NV	16,412	563
Corio NV	6,849	558
Randstad Holding NV	7,573	522
Wereldhave NV	3,585	476
* Hagemeyer NV	86,573	437
Fugro NV	7,662	365
Buhrmann NV	21,001	311
Oce NV	16,556	270
Getronics NV	12,395	100
		69,634

41

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
New Zealand (0.2%)
Telecom Corp. of New Zealand Ltd.	275,981	934
Fletcher Building Ltd.	63,252	493
Sky City Entertainment Group Ltd.	82,761	300
Auckland International Airport Ltd.	186,250	287
Contact Energy Ltd.	46,220	271
Fisher & Paykel Healthcare Corp. Ltd.	74,048	222
The Warehouse Group Ltd.	43,707	221
Sky Network Television Ltd.	42,839	198
* Tower Ltd.	42,538	66
Fisher & Paykel Appliances Holdings Ltd.	24,054	65
Vector Ltd.	24,000	43
		3,100
Norway (0.9%)
Norsk Hydro ASA	102,550	3,170
Statoil ASA	91,736	2,419
Telenor ASA	116,526	2,187
Orkla ASA	30,005	1,694
DnB NOR ASA	105,480	1,495
* Acergy SA	34,455	658
* Petroleum Geo-Services ASA	26,220	615
Norske Skogindustrier ASA	32,914	566
Yara International ASA	24,352	552
Storebrand ASA	41,200	522
* SeaDrill Ltd.	29,759	500
Prosafe ASA	35,155	498
Aker Kvaerner ASA	2,919	363
Schibsted ASA	9,980	357
Tandberg ASA	23,700	356
* TGS Nopec Geophysical Co. ASA	16,641	344
Frontline Ltd.	9,560	308
* Pan Fish ASA	198,908	181
Tomra Systems ASA	23,800	163
* Tandberg Television ASA	9,271	116
Stolt-Nielsen SA	3,547	108
* Det Norske Oljeselskap (DNO) ASA	56,440	104
* Ocean Rig ASA	6,837	50
		17,326
Portugal (0.4%)
Portugal Telecom SGPS SA	122,661	1,589
Electricidade de Portugal SA	256,668	1,299
Banco Comercial Portugues SA	333,618	1,230
Brisa-Auto Estradas de Portugal SA	48,011	597
Banco Espirito Santo SA	32,795	589
Banco BPI SA	54,724	426
Cimpor-Cimento de Portugal SA	45,172	374

		Market
		Value•
	Shares	($000)
Sonae SGPS SA	147,882	294
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	10,936	141
Jeronimo Martins & Filho, SGPS, SA	2,748	62
		6,601
Singapore (1.0%)
DBS Group Holdings Ltd.	163,082	2,393
Singapore Telecommunications Ltd.	1,102,690	2,351
United Overseas Bank Ltd.	172,504	2,175
Oversea-Chinese Banking Corp., Ltd.	376,300	1,883
Capitaland Ltd.	208,000	837
City Developments Ltd.	91,000	750
Singapore Airlines Ltd.	64,751	737
Keppel Corp., Ltd.	62,000	709
Singapore Exchange Ltd.	145,000	535
Singapore Press Holdings Ltd.	189,250	527
Singapore Technologies Engineering Ltd.	212,906	427
Venture Corp. Ltd.	48,000	421
Keppel Land Ltd.	86,000	386
Fraser & Neave Ltd.	130,650	381
Capitacommercial Trust	193,000	329
United Overseas Land Ltd.	109,750	309
ComfortDelGro Corp. Ltd.	203,000	213
Sembcorp Industries Ltd.	83,660	209
Singapore Land Ltd.	36,000	201
Wing Tai Holdings Ltd.	132,000	195
Noble Group Ltd.	268,000	191
Neptune Orient Lines Ltd.	140,000	190
SMRT Corp. Ltd.	244,000	189
Parkway Holdings Ltd.	88,200	180
Allgreen Properties Ltd.	209,000	178
Singapore Post Ltd.	216,000	153
SembCorp Marine Ltd.	68,000	151
Jardine Cycle N Carriage Ltd.	14,037	135
Cosco Corp. Singapore Ltd.	90,000	134
* Chartered Semiconductor Manufacturing Ltd.	152,398	127
Olam International Ltd.	74,000	102
Want Want Holdings Ltd.	46,000	75
* STATS ChipPAC Ltd.	96,000	74
* Allgreen Properties Ltd. Rights Exp. 1/16/07	104,500	46
Singapore Petroleum Co. Ltd.	13,000	37
Creative Technology Ltd.	4,450	29
		17,959
Spain (4.0%)
Banco Santander Central Hispano SA	862,834	16,050
Telefonica SA	652,883	13,847
Banco Bilbao Vizcaya Argentaria SA	508,511	12,204

42

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Endesa SA	110,979	5,243
Iberdrola SA	114,832	5,001
Repsol YPF SA	127,617	4,392
Banco Popular Espanol SA	129,722	2,344
ACS, Actividades de Contruccion y Servisios, SA	37,213	2,091
Altadis SA	36,629	1,912
Industria de Diseno Textil SA	33,484	1,799
Gas Natural SDG SA	28,128	1,109
Abertis Infraestructuras SA	31,802	942
Sacyr Vallehermoso SA	15,561	920
Union Fenosa SA	17,329	855
Acciona SA	4,528	840
Acerinox SA	27,296	828
Fomento de Construc y Contra SA	7,495	761
Gamesa Corporacion Tecnologica, SA	26,867	736
Grupo Ferrovial, SA	7,476	727
Cintra Concesiones de Infraestructuras de Transporte SA	33,454	559
Ebro Puleva SA	16,206	409
Corporacion Mapfre SA	90,740	408
Iberia (Linea Aerea Espana)	91,967	334
Indra Sistemas, SA	13,384	328
Antena 3 Television	13,035	306
* Sogecable SA	8,043	286
Fadesa Inmobiliaria SA	5,414	250
Promotora de Informaciones SA	14,190	247
Sociedad General de Aguas de Barcelona SA	6,202	226
NH Hoteles SA	8,543	169
* Zeltia SA	14,509	107
		76,230
Sweden (2.6%)
Telefonaktiebolaget LM Ericsson AB Class B	2,151,215	8,654
Nordea Bank AB	311,674	4,794
Hennes & Mauritz AB B Shares	66,946	3,378
Svenska Handelsbanken AB A Shares	77,970	2,353
TeliaSonera AB	282,347	2,312
Skandinaviska Enskilda Banken AB A Shares	70,524	2,236
Volvo AB B Shares	32,370	2,224
Sandvik AB	137,405	1,991
Svenska Cellulosa AB B Shares	29,410	1,533
Atlas Copco AB A Shares	44,457	1,489
SKF AB B Shares	61,280	1,128
Scania AB Class B	16,000	1,123
Volvo AB A Shares	15,252	1,081
Assa Abloy AB	45,800	994
Skanska AB B Shares	48,768	958

		Market
		Value•
	Shares	($000)
Atlas Copco AB Class B Shares	29,590	957
Swedish Match AB	49,731	929
Boliden AB	35,179	897
Electrolux AB Series B	40,036	799
Securitas AB B Shares	50,140	775
Tele2 AB B Shares	48,688	710
* Husqvarna AB-B Shares	37,036	578
* Modern Times Group AB B Shares	8,650	567
SSAB Svenskt Stal AB Series A	21,951	518
Alfa Laval AB	10,300	463
Eniro AB	33,500	442
Getinge AB B Shares	18,600	417
Kungsleden AB	26,056	399
Castellum AB	29,928	399
Fabege AB	14,865	398
Trelleborg AB B Shares	14,420	344
Oriflame Cosmetics SA	7,807	321
* Lundin Petroleum AB	27,000	314
OMX AB	17,060	313
D. Carnegie & Co. AB	12,800	275
Holmen AB	6,096	265
Elekta AB B Shares	9,600	202
Wihlborgs Fastigheter AB	9,280	193
Billerud Aktiebolag	9,900	176
* Securitas Systems AB B Shares	42,340	171
* SAS AB	9,375	159
SSAB Svenskt Stal AB Series B	6,966	157
* Telelogic AB	62,900	140
* Securitas Direct AB B Shares	42,340	134
Hoganas AB B Shares	4,800	126
Nobia AB	3,170	122
Axfood AB	2,650	109
		49,017
Switzerland (6.9%)
Nestle SA (Registered)	58,952	20,873
Novartis AG (Registered)	343,969	19,724
Roche Holdings AG	103,037	18,401
UBS AG	293,481	17,729
Credit Suisse Group (Registered)	170,610	11,873
Zurich Financial Services AG	21,634	5,794
ABB Ltd.	296,681	5,303
Cie. Financiere Richemont AG	74,644	4,324
Swiss Re (Registered)	48,005	4,061
Syngenta AG	15,790	2,928
Holcim Ltd. (Registered)	30,396	2,775
Adecco SA (Registered)	19,779	1,346
Swisscom AG	2,864	1,080
Swatch Group AG (Bearer)	4,764	1,048
Nobel Biocare Holding AG	3,391	998
Givaudan SA	999	921
Synthes, Inc.	7,280	864
Geberit AG	554	850

43

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
* Logitech International SA	27,210	782
Sulzer AG (Registered)	616	699
Serono SA Class B	776	692
SGS Societe Generale de Surveillance Holding SA (Registered)	601	666
Clariant AG	39,537	589
CIBA Specialty Chemicals AG (Registered)	8,131	539
* OC Oerlikon Corp AG	1,069	526
Schindler Holding AG	8,284	518
Kuehne & Nagel International AG	6,709	486
PSP Swiss Property AG	7,988	458
Rieter Holding AG	770	401
Lonza AG (Registered)	4,428	381
Phonak Holding AG	4,454	353
SIG Holding AG	1,033	344
Swatch Group AG (Registered)	7,181	320
Straumann Holding AG	1,201	290
Kudelski SA	6,651	249
Kuoni Reisen Holding AG (Registered)	321	171
UBS AG (New York Shares)	1,482	89
Micronas Semiconductor Holding AG	3,849	84
		129,529
United Kingdom (23.8%)
BP PLC	2,857,285	31,848
HSBC Holdings PLC	1,699,629	30,920
GlaxoSmithKline PLC	850,923	22,387
Vodafone Group PLC	7,732,104	21,344
Royal Bank of Scotland Group PLC	470,248	18,293
Royal Dutch Shell PLC Class A (Amsterdam Shares)	499,582	17,583
Royal Dutch Shell PLC Class B	407,952	14,257
Barclays PLC	956,583	13,652
HBOS PLC	555,626	12,278
AstraZeneca Group PLC	228,293	12,229
Anglo American PLC	211,923	10,309
Lloyds TSB Group PLC	836,592	9,401
Tesco PLC	1,163,901	9,194
Rio Tinto PLC	154,904	8,206
Diageo PLC	411,445	8,080
BT Group PLC	1,223,408	7,225
BG Group PLC	510,393	6,937
BHP Billiton PLC	354,748	6,494
British American Tobacco PLC	230,998	6,465
Aviva PLC	379,475	6,085
National Grid Transco PLC	406,543	5,881
Unilever PLC	180,106	5,007
Prudential PLC	362,467	4,950

		Market
		Value•
	Shares	($000)
Xstrata PLC	91,587	4,555
Reckitt Benckiser PLC	92,106	4,200
Imperial Tobacco Group PLC	102,867	4,047
BAE Systems PLC	486,224	4,041
Scottish & Southern Energy PLC	129,345	3,926
Centrica PLC	543,033	3,756
Marks & Spencer Group PLC	250,805	3,513
Land Securities Group PLC	70,859	3,212
Scottish Power PLC	216,978	3,171
Cadbury Schweppes PLC	292,342	3,121
Legal & General Group PLC	979,378	3,009
SABMiller PLC	123,596	2,837
Man Group PLC	263,292	2,686
Old Mutual PLC	783,011	2,664
British Land Co., PLC	78,869	2,637
WPP Group PLC	169,569	2,287
Wolseley PLC	92,104	2,220
Gallaher Group PLC	98,543	2,215
Rolls-Royce Group PLC	246,218	2,151
United Utilities PLC	134,997	2,058
Alliance Boots PLC	124,965	2,045
Reed Elsevier PLC	185,417	2,033
* Standard Life PLC	322,570	1,865
Royal Dutch Shell PLC Class A	53,405	1,861
Pearson PLC	123,271	1,857
British Sky Broadcasting Group PLC	167,165	1,708
Smiths Group PLC	86,601	1,677
Compass Group PLC	289,425	1,639
Kingfisher PLC	349,950	1,631
International Power PLC	217,194	1,617
Experian Group Ltd.	137,711	1,612
J. Sainsbury PLC	200,052	1,599
Reuters Group PLC	176,605	1,534
Hanson Building Materials PLC	95,855	1,444
3i Group PLC	71,153	1,402
Imperial Chemical Industries PLC	158,469	1,399
Hammerson PLC	45,002	1,386
Royal & Sun Alliance Insurance Group PLC	464,316	1,383
Corus Group PLC	133,379	1,378
Scottish & Newcastle PLC	125,232	1,369
Persimmon PLC	44,554	1,329
Intercontinental Hotels Group, PLC	52,822	1,304
Amvescap PLC	111,508	1,300
ITV PLC	622,128	1,293
Smith & Nephew PLC	123,485	1,288
Next PLC	35,901	1,261
Enterprise Inns PLC	47,425	1,253
Cable and Wireless PLC	385,426	1,185
Liberty International PLC	43,363	1,183
Resolution PLC	93,158	1,168
Capita Group PLC	97,906	1,160

44

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Friends Provident PLC	270,450	1,146
Whitbread PLC	34,727	1,135
Slough Estates PLC	72,925	1,118
Carnival PLC	22,137	1,118
Yell Group PLC	100,031	1,113
Brambles Ltd. (U.K. Shares)	110,604	1,099
DSG International PLC	286,790	1,072
Severn Trent PLC	36,450	1,048
Home Retail Group	128,811	1,034
The Sage Group PLC	193,564	1,023
Rentokil Initial PLC	289,475	936
Kelda Group PLC	51,732	935
* British Airways PLC	90,559	933
Punch Taverns PLC	37,210	930
Tate & Lyle PLC	61,059	917
Rexam PLC	87,578	899
Barratt Developments PLC	36,570	881
Burberry Group PLC	68,427	862
Johnson Matthey PLC	30,754	846
ICAP PLC	79,933	747
Hays PLC	228,327	710
Ladbrokes PLC	84,314	687
William Hill PLC	55,450	684
Investec PLC	52,923	681
* Invensys PLC	126,084	676
Tomkins PLC	138,432	664
London Stock Exchange PLC	25,992	664
Mitchells & Butlers PLC	47,551	659
LogicaCMG PLC	176,033	639
GKN PLC	117,701	639
Cobham PLC	164,920	623
BP PLC ADR	9,184	616
George Wimpey PLC	54,763	596
Group 4 Securicor PLC	160,897	589
Signet Group PLC	250,538	584
Provident Financial PLC	41,914	573
IMI PLC	57,657	570
EMI Group PLC	109,604	568
Kesa Electricals PLC	85,308	565
Bellway PLC	18,332	553
Travis Perkins PLC	14,182	549
Taylor Woodrow PLC	65,918	548
Inchcape PLC	55,482	547
FirstGroup PLC	48,689	546
ARM Holdings PLC	221,374	543
Bunzl PLC	43,650	535
Serco Group PLC	70,937	529
National Express Group PLC	23,846	525
* Charter PLC	28,033	495
Daily Mail and General Trust PLC	34,989	490
United Business Media PLC	35,972	486
Rank Group PLC	103,034	470
Trinity Mirror PLC	50,599	464
Cattles PLC	53,780	461
Schroders PLC	21,039	459

		Market
		Value•
	Shares	($000)
Bovis Homes Group PLC	21,511	455
* The Berkeley Group Holdings PLC	13,604	455
Close Brothers Group PLC	22,628	449
Tullett Prebon PLC	34,676	440
EMAP PLC	27,959	440
Electrocomponents PLC	74,491	426
Balfour Beatty PLC	47,969	415
Arriva PLC	27,388	408
BBA Aviation PLC	75,134	400
First Choice Holidays PLC	70,436	391
Great Portland Estates PLC	28,864	391
Amec PLC	46,300	380
De La Rue Group PLC	28,071	353
Biffa PLC	54,636	328
Aegis Group PLC	118,779	324
* CSR PLC	23,258	294
Intertek Testing Services PLC	17,796	290
Carphone Warehouse PLC	46,278	283
Meggitt PLC	46,047	279
Cookson Group PLC	22,457	275
Michael Page International PLC	30,556	270
Aggreko PLC	29,981	255
Stagecoach Group PLC	84,745	253
Misys PLC	59,036	249
FKI PLC	115,557	233
HMV Group PLC	79,274	221
Premier Farnell PLC	53,314	205
The Davis Service Group PLC	20,506	202
* Collins Stewart PLC	38,558	192
* Galiform PLC	64,913	174
SSL International PLC	20,805	150
WPP Group PLC ADR	2,004	136
Scottish Power PLC ADR	1,841	108
PartyGaming PLC	70,103	43
		447,640
Total Common Stocks
(Cost $1,250,357)		1,879,930
Other Assets and Liabilities (0.1%)
Other Assets—Note B		22,418
Liabilities		(19,727)
		2,691
Net Assets (100%)		1,882,621

45

Tax-Managed International Fund

At December 31, 2006, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	1,325,666
Overdistributed Net Investment Income	(559)
Accumulated Net Realized Losses	(72,105)
Unrealized Appreciation
Investment Securities	629,573
Foreign Currencies	46
Net Assets	1,882,621

Investor Shares—Net Assets
Applicable to 114,745,518 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,624,436
Net Asset Value Per Share—
Investor Shares	$14.16

Institutional Shares—Net Assets
Applicable to 18,225,021 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	258,185
Net Asset Value Per Share—
Institutional Shares	$14.17

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

46

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© 2007 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F870 022007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2006: $116,000
Fiscal Year Ended December 31, 2005: $102,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2006: $2,347,620
Fiscal Year Ended December 31, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2006: $530,000
Fiscal Year Ended December 31, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2006: $101,300
Fiscal Year Ended December 31, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2006: $0
Fiscal Year Ended December 31, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2006: $101,300
Fiscal Year Ended December 31, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.